                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 26

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 26

                           THE TRAVELERS SERIES TRUST
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

_______   immediately upon filing pursuant to paragraph (b).
__X____   on May 1, 1999 pursuant to paragraph (b).
_______   60 days after filing pursuant to paragraph (a)(1).
_______   on __________ pursuant to paragraph (a)(1)
_______   75 days after filing pursuant to paragraph (a)(2).
_______   on __________ pursuant to paragraph (a)(2) of Rule 485.
_______   on __________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

_______   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           THE TRAVELERS SERIES TRUST


Convertible Bond Portfolio

Disciplined Mid Cap Stock Portfolio
Disciplined Small Cap Stock Portfolio

Equity Income Portfolio


Federated High Yield Portfolio


Federated Stock Portfolio

Jurika & Voyles Core Equity Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio

MFS Emerging Growth Portfolio


MFS Mid Cap Growth Portfolio

MFS Research Portfolio
NWQ Large Cap Portfolio

Social Awareness Portfolio

Strategic Stock Portfolio

Travelers Quality Bond Portfolio


U.S. Government Securities Portfolio


Utilities Portfolio



NOT ALL FUNDS CONTAINED IN THIS PROSPECTUS MAY BE AVAILABLE WITH YOUR CONTRACT. PLEASE REFER TO YOUR CONTRACT PROSPECTUS FOR A LIST OF YOUR FUNDING OPTIONS.


The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objectives and policies. Only the Portfolios (the "Fund(s)") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.
                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                            TELEPHONE 1-800-842-9368


                                   PROSPECTUS

                                  May 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE SERIES TRUST SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    CONTENTS


                                                                                                Page
                                             GOALS AND INVESTMENTS

                                                Convertible Bond Portfolio                        3

                                                Disciplined Mid Cap Stock Portfolio               4

                                                Disciplined Small Cap Stock Portfolio             5

                                                Equity Income Portfolio                           6

                                                Federated High Yield Portfolio                    7

                                                Federated Stock Portfolio                         8

                                                Jurika & Voyles Core Equity Portfolio             9

                                                Large Cap Portfolio                              10

                                                Lazard International Stock Portfolio             11

                                                MFS Emerging Growth Portfolio                    12

                                                MFS Mid Cap Growth Portfolio                     13

                                                MFS Research Portfolio                           15

                                                NWQ Large Cap Portfolio                          16

                                                Social Awareness Stock Portfolio                 17

                                                Strategic Stock Portfolio                        18

                                                Travelers Quality Bond Portfolio                 19

                                                U.S. Government Securities Portfolio             20

                                                Utilities Portfolio                              21

                                             INVESTMENTS AND PRACTICES                           22

                                             MANAGEMENT                                          25

                                             LEGAL PROCEEDINGS                                   30

                                             YEAR 2000 COMPLIANCE                                30

                                             EURO CONVERSION                                     30

                                             SHAREHOLDER TRANSACTIONS AND PRICING                31

                                             TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS     32

                                             FINANCIAL HIGHLIGHTS                                33

                                             APPENDIX A                                         A-1



The Travelers Series Trust
consists of 20 separate
investment Funds, each with
its own investment
objectives, strategies,
return potential and risks.
Only those funds listed to
the right are described in
this prospectus.





                               INVESTMENT ADVISER


Travelers Asset Management International Corporation ("TAMIC") and SSBC Fund Management Inc. ("SSBC") each serve as investment adviser for certain of the Funds. Both TAMIC and SSBC are indirect wholly owned subsidiaries of Citigroup Inc. TAMIC has engaged subadvisers to provide an investment program for certain Funds.

                           CONVERTIBLE BOND PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC


                                                PORTFOLIO MANAGER:  David A.
                                                Tyson

FUND'S OBJECTIVE:  Current income and capital
                   appreciation

KEY INVESTMENTS:   Fixed-income securities
                   that may be converted into
                   common stock ("convertible
                   securities").

SELECTION PROCESS: The Fund invests at least 65% of its total assets in convertible securities of companies of any size or industry. Some of these securities may have a lower rating (junk bonds) or may be unrated. In evaluating an issuer's creditworthiness, the adviser considers various factors, including:

     - the issuer's financial resources
     - sensitivity to economic conditions and trends
     - regulatory matters
     - ability of the issuer's management


PRINCIPAL RISKS: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. Another principal risk is equities risk, where market values may change abruptly, sometimes unpredictably. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the Statement of Additional Information ("SAI").



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest up to 35% of its total assets in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic securities"). The Fund may also write covered call options. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Merrill Lynch Investment Grade Convertible Bond Index ("ML Index"). Past performance can give some indication of the Fund's risk but does not guarantee future results.



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                 (The Fund commenced operations on May 1, 1998)



                      Life of Fund
                      ------------
Convertible Bond         0.98%
ML Index                 5.28%



Best Quarter:                                      4th (98)        5.53 %



Worst Quarter: 3rd (98)       (5.43)%

                      DISCIPLINED MID CAP STOCK PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC


                                                SUBADVISER:  Travelers
                                                             Investment
                                                             Management Company
                                                       ("TIMCO")



                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat

FUND'S OBJECTIVE:  Growth of capital

KEY INVESTMENTS:   Common stock of U.S.
                   companies


SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and smaller companies, representing various industries.
The subadviser selects stock with a
qualitative screening process that seeks attractive relative value and earnings growth. The subadviser manages the Fund to mirror the Standard & Poor's 400 Stock Index, a value-weighted stock index consisting of 400 mid-size companies. With this approach, stocks are evaluated based on the following characteristics:


     - price/earnings ratios and expected long-term growth

     - trends and magnitudes of earnings
     - earnings surprises
     - changes in analysts' earnings estimates
     - overall contribution to total portfolio risk
     - analysis of short-term price changes
     - underpricing on a risk-adjusted basis
       relative to the S&P 400 Index


PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and mid-size to smaller companies risk, where market values may be more erratic and thinly traded than the general market. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with Standard & Poor's 400 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


[DISCIPLINED MID CAP STOCK PORTFOLIO GRAPH]

                                   '98'
                                  16.91


                The Fund commenced operations on April 1, 1997.



Best Quarter:                           4th (98)                         26.68 %


Worst Quarter:                         3rd (98)                         (15.34)%



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



                        1 year     Life of Fund
                       --------    ------------
Disc. Mid Cap            16.91%       29.44%
S&P 400                  19.11%       30.77%

                     DISCIPLINED SMALL CAP STOCK PORTFOLIO

                             Goals and Investments


                                                INVESTMENT ADVISER:  TAMIC



                                                SUBADVISER:  TIMCO



                                                PORTFOLIO MANAGER:  Sandip
                                                Bhagat

FUND'S OBJECTIVE:  Long-term capital
                   appreciation

KEY INVESTMENTS:   Common stock of small U.S.
                   companies


SELECTION PROCESS: The Fund invests primarily in the stock of mid-size and small companies, representing various industries. The Fund's subadviser selects stock with a qualitative screening process to identify stocks of attractive relative value and earning growth. The subadviser manages the Fund to mirror the Russell 2000(R) Stock Index in terms of overall risk, economic sector weightings, and market capitalizations, although the Fund is not limited to stocks that comprise the Index. With this approach, stocks are evaluated based on the following characteristics:



     - price/earnings ratios and expected long-term growth


     - trends and magnitudes of earnings


     - earnings surprises


     - changes in analysts' earnings estimates


     - overall contribution to total portfolio risk


     - analysis of short-term price changes


     - underpricing on a risk-adjusted basis
       relative to the Russell 2000 Index



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and smaller companies risk, where market values may be more erratic and stocks more thinly traded than the general market. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                 (The Fund commenced operations on May 1, 1998)



                         Life of Fund
                         ------------
Disciplined Small Cap      (11.04)%

Russell 2000               (11.94)%



Best Quarter:                                             4th (98)  18.46 %


Worst Quarter:                                            3rd (98) (21.28)%

                            EQUITY INCOME PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Fidelity Management
                                                             & Research Company


                                                PORTFOLIO MANAGER:  Stephen
                                                DuFour

FUND'S OBJECTIVE:  Reasonable income

KEY INVESTMENTS:   Income-producing equity
                   securities


SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. The Fund may invest in companies of any size or industry. The Fund seeks to achieve a yield greater than that of the S&P 500 Index. The Fund's subadviser uses a fundamental analysis of each issuer's financial condition and industry position as well as market and economic conditions to select investments. Factors for stock selection include, but are not limited to, growth potential, earnings estimates and strength of management. When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, dividend risk, where a company might pay lower or no dividends, foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Other principal risks are fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in all types of domestic, foreign and emerging market securities (both equity and bonds), including lower-rated fixed income securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 1000(R) and Russell 3000(R) Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'97                                                                              32.05
'98                                                                              12.38

               The Fund commenced operations on August 30, 1996.

Best Quarter:                          2nd (97)                          16.07 %


Worst Quarter:                          3rd (98)                        (12.33)%


                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                   1 year    Life of Fund
                   ------    ------------
Equity Income      12.38        24.18
Russell 1000       27.02        32.39
Russell 3000       24.14        30.40

                         FEDERATED HIGH YIELD PORTFOLIO

                             Goals and Investments

                                               INVESTMENT ADVISER:  TAMIC

                                               SUBADVISER:  Federated Investment
                                                            Counseling

                                               PORTFOLIO MANAGERS:  Mark E.
                                               Durbiano
                                                              and Constantine
                                               Kartsonas
FUND'S OBJECTIVE:  High current income

KEY INVESTMENTS:      Lower-quality fixed
                      income securities


SELECTION PROCESS:    The Fund's subadviser
selects high-yield, high-risk corporate debt obligations that are generally rated BBB or lower by Standard & Poor's Ratings Group or Baa or lower by Moody's Investors Service, Inc., or, if unrated, are of comparable quality. There is no minimum acceptable rating for the Fund's investments, and the Fund may purchase or hold securities in the lowest rating category, including securities in default. The Fund also may invest in debt securities with equity features. The subadviser follows certain steps to evaluate the risks associated with these lower-rated securities. These techniques include:


     - independent credit analysis
     - judgment of other investment analysts
     - analysis of issuer's financial soundness and anticipated cash flow
     - markets issuers' current value of assets
     - discussions with issuer's management
     - analysis of current developments and trends in economy and financial


PRINCIPAL RISKS: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. Other principal risks may be foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investment and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in zero coupon and payment-in-kind bonds, foreign and emerging market securities, and various asset-backed securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by the Travelers. The table compares the Fund's performance with the Lehman Aggregate Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.
     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

               The Fund commenced operations on August 30, 1996.


Best Quarter:            3rd  (97)        5.41 %
Worst Quarter:           3rd  (98)       (3.21)%


                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                      1 year   Life of Fund
                      ------   ------------
Federated High Yield  4.71%      11.80%
Lehman Agg. Bond      8.69%       9.99%

                           FEDERATED STOCK PORTFOLIO

                             Goals and Investments

                                              INVESTMENT ADVISER:  TAMIC

                                              SUBADVISER:  Federated Investment
                                                           Counseling

                                              PORTFOLIO MANAGER:  Michael P.
                                              Donnelly
FUND'S OBJECTIVE:   Growth of income and
                    capital

KEY INVESTMENTS:   Common stock of high
                   quality companies

SELECTION PROCESS:  The Fund invests
primarily in companies selected on the basis of traditional research techniques, including an analysis of the company's position in its industry, management qualities and characteristics, and resources to finance growth. Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Specific stocks are selected for the following qualities:

      - assessment of earnings
      - dividend growth prospects
      - assessment of the risk and volatility of the company's industry
- companies in the top 25% of their industries with regard to revenues
- superior product position
- strong market shares


PRINCIPAL RISKS: The Fund is most subject to foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Another principal risk may be sector risk, where clusters of stocks perform differently from the general market. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company. For a complete list of all investments available to this Fund, please refer to Appendix A of this prospectus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk but does not guarantee future performance.
     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[BAR GRAPH]

               The Fund commenced operations on August 30, 1996.


Best Quarter:                          4th (98)                          16.48 %


Worst Quarter:                         3rd (98)                         (10.90)%


                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                    1 year    Life of Fund
                    ------    ------------
Federated Stock     17.84%      27.68%
S&P 500             28.58%      33.49%

                     JURIKA & VOYLES CORE EQUITY PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Jurika & Voyles,
                                                             LLP


                                                PORTFOLIO MANAGERS: Mark J. Nuti


                                                                    Guy R.
                                                                    Ellife

FUND'S OBJECTIVE:  Long-term capital
                   appreciation

KEY INVESTMENTS:   Common stock of mid-size to
                   large companies


SELECTION PROCESS: The Fund normally invests at least 65% of its assets in the common stock of companies with market capitalizations of $500 million and over. The Fund seeks value in quality companies normally offering relatively lower price-to-earnings ratios and higher earnings growth rates. The subadviser emphasizes in-house research, which includes personal contacts, site visits and meetings with company management. The Fund's subadviser uses a growth and value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:


- earnings growth and predictability
- high return on equity
- leading/strong market positions
- experienced management team
- established record of profitability
- strong financial position
- strong cash flow
- established industry position
- management holds significant equity position
- healthy balance sheet with low corporate debt




PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, mid-size companies risk, where market values may be more erratic than the general market, and foreign securities risk, where markets may be impacted by limited trading, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest up to 25% of its total assets in U.S. dollar-denominated foreign securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell Mid Cap(TM) and the Russell 3000 Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31


                  (Fund commenced operations on July 20, 1998)



                               Life of Fund
                               ------------
Jurika & Voyles Core Equity         3.08%
Russell Mid Cap                   (13.35)%
Russell 3000                        3.24%



Best Quarter:                        4th (98)                        17.68%


Worst Quarter:                       4th (98)                        17.68%



                        (Fund has only one full quarter

                                of performance)

                              LARGE CAP PORTFOLIO



                             Goals and Investments



                                                INVESTMENT ADVISER:  TAMIC



                                                SUBADVISER:  Fidelity Management
                                                             & Research Company



                                                PORTFOLIO MANAGER:  Karen
                                                                    Firestone


FUND'S OBJECTIVE:  Long-term growth of capital



KEY INVESTMENTS:   Common stock of companies


                   with large capitalizations



SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in the equity securities of companies with market capitalizations of $1 billion or more at the time of the Fund's investment. The Fund may invest in companies of any industry and may invest in both foreign and domestic issuers. The Fund may invest in either "growth" or "value" stocks. The subadviser uses a fundamental analysis of each issuer's financial condition and industry position as well as market and economic conditions to select investments. Factors for stock selection include but are not limited to growth potential, earnings estimates and strength of management.



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in securities of companies with market capitalizations of less than $1 billion. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31


[BAR GRAPH]


               The Fund commenced operations on August 30, 1996.


Best Quarter:                           4th (98)                         23.56 %


Worst Quarter:                          3rd (98)                         (7.32)%



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



                     1 year    Life of Fund
                     ------    ------------
Large Cap            35.65%          31.56%
S&P 500              28.58%          33.49%

                      LAZARD INTERNATIONAL STOCK PORTFOLIO



                             Goals and Investments



                                             INVESTMENT ADVISER:  TAMIC



                                             SUBADVISER:  Lazard Asset
                                                          Management



                                             PORTFOLIO MANAGERS:  Herbert W.
                                                                  Gullquist


                                                                  John R.
                                                                  Reinsberg


FUND'S OBJECTIVE:  Capital appreciation



KEY INVESTMENTS:   Equity securities of
                   relatively large


                   non-U.S. companies



SELECTION PROCESS: The Fund's subadviser invests primarily in companies based in developed markets that the subadviser believes are undervalued based on their return on total capital or equity, with 80% or more of its total assets invested within at least three foreign countries. The Fund may invest in companies of any size or industry. The Fund's portfolio manager uses a traditional, bottom-up value approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:



     - low price to earnings ratio


     - high yield


     - inexpensive markets worldwide


     - potential for management change


     - potential to improve profitability


     - unrecognized assets


- strong financial position


- strong cash flow


- established industry position


- industry with positive growth outlook


- healthy balance sheet with low corporate debt



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund expects to invest in fixed-income securities which are investment grade at time of purchase, short-term money market instruments and convertible bonds. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Morgan Stanley Capital International Europe, Australia and Far East GDP. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31


[BAR GRAPH]

                                  LAZARD
                               INTERNATIONAL
                              STOCK PORTFOLIO
'97                                 8.50
'98                                12.59


                The Fund commenced operations on August 1, 1996.



Best Quarter:                                             4th (98)       17.15 %


Worst Quarter:                                            3rd (98)      (16.78)%



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



                       1 year    Life of Fund
                       ------    ------------
Lazard Int'l. Stock    12.59%       12.06%
MSCI EAFE GDP Index    20.00%       10.63%

                         MFS EMERGING GROWTH PORTFOLIO



                             Goals and Investments



                                                INVESTMENT ADVISER:  TAMIC



                                                SUBADVISER:  Massachusetts
                                                             Financial Services



                                                PORTFOLIO MANAGERS:  John W.
                                                Ballen,


                                                Toni Y. Shimura and Stephen
                                                Pesek


FUND'S OBJECTIVE:  Long-term growth of capital



KEY INVESTMENTS:   Common stock of U.S.
                   companies



SELECTION PROCESS: The Fund's subadviser normally invests at least 65% of its total assets in common stock and related


securities such as preferred stock,
convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are those that the subadviser believes either are early in their life cycle but have the potential to become major enterprises, or are major enterprises whose rates of earnings growth are expected to accelerate. Emerging growth companies can be of any size and represent all industries. The Fund's adviser uses a bottom-up, as opposed to top-down, investment style in managing the fund. This means that securities are selected based on fundamental analysis performed by the portfolio manager and the subadviser's group of equity research analysts.



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, smaller companies risk, where market values may be more erratic and stocks more thinly traded than the general market, and emerging growth risk, where companies may have limited product lines, history, or resources. Other principal risks are foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments include securities traded in the over-the-counter markets. The Fund may also invest up to 25% of its total assets in foreign and emerging market securities. For a complete list of all investments available to this Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000 and the Russell Mid Cap Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future performance.



     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31


[MFS EMERGING GROWTH PORTFOLIO GRAPH]

               The Fund commenced operations on August 30, 1996.



Best Quarter:                           4th (98)                         27.61 %


Worst Quarter:                         3rd (98)                         (13.30)%



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



                        1 year   Life of Fund
                       --------  ------------
MFS Emerg. Growth       34.32 %     26.28%
Russell 2000            (2.55)%     12.03%
Russell Mid Cap         10.09 %     21.58%

                          MFS MID CAP GROWTH PORTFOLIO
                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  Massachusetts
                                                             Financial
                                                             Services

                                                PORTFOLIO MANAGER:  Mark Regan
FUND'S OBJECTIVE:  Long-term growth of capital
KEY INVESTMENTS:   Equity securities of
                   companies with medium
                   market capitalization.


SELECTION PROCESS: The Fund normally invests at least 65% of its assets in medium-sized common stock and related securities, such as preferred stock, convertible securities, and depositary receipts of companies with above-average growth potential. Medium-sized market capitalization companies are those with market capitalizations at least $250 million but not exceeding the top range of the Russell Midcap(TM) Growth Index ($38.54 billion as of the most recent reconstitution of the Index on June 30, 1998) at the time of investment. The index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls below the minimum or exceeds the maximum dollar value after purchase continue to be considered medium-capitalization companies for purposes of the Fund's 65% investment policy. These companies represent all industries. The Fund's subadviser views growth companies to be those it considers well run and poised for growth. The subadviser looks particularly for companies that demonstrate:


     - A strong franchise, strong cash flows, and a recurring revenue stream
     - A solid industry position, where there is potential for high profit margins
- a strong management team with a clearly defined strategy
- a catalyst that may accelerate growth
- substantial barriers to new entry in the industry

The Fund's subadviser uses a bottom-up, as opposed to a top-down, investment style in managing the Fund. This means that securities are selected based on fundamental analysis performed by the Fund's portfolio manager and the subadviser's group of equity research analysts.


PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, mid-cap companies risk, where market values may be more erratic and stocks more thinly traded than the general market, and emerging growth risk, where companies may have limited product lines, history, or resources. The Fund is subject to foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Other principal risks are fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments may include securities traded in the over-the-counter markets, and it generally invests up to 20% of its total assets in foreign securities. The Fund may also invest in fixed-income securities, including up to 10% in lower-quality fixed-income securities and comparable unrated securities ("junk bonds"). For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.

                                FUND PERFORMANCE



The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Russell 2000, the Lipper Mid Cap Stock and the Russell Mid Cap Growth Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                 (Fund commenced operations on March 23, 1998)



                              Life of Fund
                              ------------
MFS Mid Cap Growth               0.50 %
Russell 2000                    (10.01)%
Lipper Mid Cap                   3.12 %
Russell Mid Cap Growth          (12.70)%



Best Quarter:                                                 4th (98)   22.56 %


Worst Quarter:                                                3rd (98)  (16.33)%

                             MFS RESEARCH PORTFOLIO



                             Goals and Investments



                                                INVESTMENT ADVISER:  TAMIC



                                                SUBADVISER:  Mass. Financial
                                                             Services



                                                PORTFOLIO MANAGER:  Investment
                                                           Committee


FUND'S OBJECTIVE:     Long-term growth of
                      capital and future
                      income



KEY INVESTMENTS:      Common stock and
                      convertible securities



SELECTION PROCESS: The Fund normally invests in at least 80% of its total assets in common stock and related securities of companies of any size. A committee of investment research analysts allocates the Fund's assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the Fund's investment objective within their assigned industry responsibility. The Fund focuses on companies that the subadviser believes have favorable prospects for:



- long-term growth


- superior management


- dominant or growing market share


- attractive valuations based on current and expected earnings or cash flow



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, including smaller companies risk, where market values may be more erratic and stocks more thinly traded than the general market. Other principal risks are foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments may include securities traded on securities exchanges or in over-the-counter markets and up to 20% of its total assets may be invested in foreign securities. The Fund may also invest in fixed-income securities, including up to 10% in lower-quality fixed-income securities and comparable unrated securities ("junk bonds"). For a complete list of all investments available to the Fund, please refer to Appendix A of this Prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE



The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


(The Fund commenced operations on May 1, 1998)



                            Life of Fund
                            ------------
MFS Research                    5.77%
S & P 500                      11.71%



Best Quarter:                                             4th (98)  20.74 %


Worst Quarter:                                            3rd (98) (14.37)%

                            NWQ LARGE CAP PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC

                                                SUBADVISER:  NWQ Investment
                                                             Management Co.

                                                PORTFOLIO MANAGER:  Investment
                                                           Committee
FUND'S OBJECTIVE:  Consistent, superior total
                   return with minimum risk to
                   principal

KEY INVESTMENTS:   Common stock of large
                   companies


SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in the common stock of companies with above-average statistical value that are in fundamentally attractive industries. The Fund's policy is to invest in a universe of 1100 mid-to large size companies, generally based in the United States. The Fund's subadviser uses a value business-trend analysis to research industry and company fundamentals and screen for value characteristics. The subadviser selects stocks demonstrating potential capital growth based upon the following characteristics:


- below-average price-to-earnings ratios
- ratios above-average dividend yield
- strong financial stability
- industries/sectors with strong long-term fundamentals
- below-average price-to-book
- leading/strong market positions
- normalized earnings to value cyclical companies


PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Standard & Poor's 500 and the Standard & Poor's Barra Value Indices. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                  (Fund commenced operations on July 20, 1998)



                         Life of Fund
                         ------------
NWQ Large Cap               (4.94 )%
S & P 500                 (4.31  )%
S & P/Barra Value         (1.60  )%



Best Quarter:                        4th (98)                        11.31%


Worst Quarter:                       4th (98)                        11.31%


                            (Fund has only one full

                            quarter of performance)

                        SOCIAL AWARENESS STOCK PORTFOLIO

                             Goals and Investments


                                                INVESTMENT ADVISER:  SSBC



                                                PORTFOLIO MANAGER:  Robert J.
                                                                    Brady


FUND'S OBJECTIVE:     Long-term capital
appreciation and
                retention of net investment
income.



KEY INVESTMENTS: Common stock of large and
                 mid-sized companies.



SELECTION PROCESS: The Fund seeks to invest in companies that meet our investment screen and, when possible, certain social criteria. The Fund avoids investing in companies if a significant portion of their revenues come from: (1) producing tobacco, tobacco products, alcohol, or military defense systems, or
(2) providing military defense related services, or (3) gambling services. In addition, to the extent he is able to find them, the manager seeks to invest in companies with a record of environmental awareness, fairness in the workplace, and sensitivity to the community. The Fund's manager uses a "growth at a reasonable price" approach to evaluate stocks demonstrating potential capital growth based upon the following characteristics:


- earnings growth and predictability

- leading/strong market positions

- experienced management team
- established record of profitability

- strong financial position


- established industry position

- industry with positive growth outlook





PRINCIPAL RISKS: This Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with S&P 500 Index. Past performance can give some indication of risk but does not guarantee future performance.

     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

                 The Fund commenced operations on May 1, 1992.


Best Quarter:                          4th (98)                         24.56  %


Worst Quarter:                         3rd (98)                        (10.61) %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                  1 year   5 year   Life of Fund
                  ------   ------   ------------
Social Awareness  32.27%   21.26%      18.41%
S&P 500           28.58%   24.06%      20.52%

                           STRATEGIC STOCK PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  TAMIC


                                                SUBADVISER:  TIMCO



                                                PORTFOLIO MANAGER:  Philip
                                                Johanson


FUND'S OBJECTIVE:     Above-average total
                      return through capital
                      appreciation and
                      dividend income



KEY INVESTMENTS:      Highest
dividend-yielding stocks from the Dow Jones
Industrial Average ("DJIA") and a sub-set of the S&P Industrial Index (S&P).



SELECTION PROCESS: First, the subadviser ranks the 30 DJIA stocks by dividend yield. The 10 highest dividend yielding stocks are selected. The other 15 stocks which make up the portfolio are selected from the S&P as follows: Any S&P stocks that are also in the DJIA are removed. Only those stocks that are ranked A or A+ by Standard & Poors are included. The remaining stocks are ranked by market capitalization from highest to lowest, and the lowest 25% are eliminated. The remaining stocks are then ranked according to dividend yield, and the highest 15 are selected. The 10 stocks from the DJIA and the 15 selected from the S&P are combined to create the portfolio.



PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and dividend risk, where a company might pay lower or no dividends. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also engage in options on equity securities indices, futures contracts on these indices, and options on futures, both for hedging purposes and to seek enhanced gains. A complete list of all investment techniques available to this Fund is contained in Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The table below shows how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the DJIA, the S&P Industrial Average, and the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


(The Fund commenced operations on May 1, 1998)



                           Life of Fund
                           ------------
Strategic Stock                (4.24)%
DJIA                           2.62 %
S&P Industrial                15.30 %
S&P 500                       11.71 %



Best Quarter:                                     4th (98)           9.16 %


Worst Quarter: 3rd (98)          (9.36)%

                        TRAVELERS QUALITY BOND PORTFOLIO


                             Goals and Investments



                                                INVESTMENT ADVISER:  TAMIC



                                                PORTFOLIO MANAGER:  F. Denney
                                                Voss


FUND'S OBJECTIVE:  Current income, moderate
                   capital volatility and
                   total return.



KEY INVESTMENTS:   Investment-grade debt
                   securities.



SELECTION PROCESS: No more than 25% of the Fund's assets will be invested in any one industry. The adviser weighs yield, maturity and credit and other risk information in selecting investments. In selecting individual securities, the adviser looks for favorable yield, maturity, issue classification and quality characteristics. The adviser expects that the Fund's investments generally will maintain an average duration of 5 years or less.



PRINCIPAL RISKS: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Investment in longer term obligations may be made if the adviser concludes that the investment yields justify a longer term commitment. From time to time, the Fund may also purchase new government or agency securities on a "when-issued" basis. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Intermediate Government/Corporate Bond Index (LIG/CBI). Past performance can give some indication of the Fund's risk, but does not guarantee future results.



     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31


[BAR GRAPH]


               The Fund commenced operations on August 30, 1996.


Best Quarter:                           3rd (98)                          4.23 %


Worst Quarter:                          1st (98)                         (0.19)%



                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



                        1 year    Life of Fund
                        ------    ------------

Quality Bond            8.49%            8.25%
LIG/CBI                 8.44%            8.71%

                      U.S. GOVERNMENT SECURITIES PORTFOLIO



                             Goals and Investments



                                                INVESTMENT ADVISER:  TAMIC



                                                PORTFOLIO MANAGER:  Richard John


FUND'S OBJECTIVE:     Highest credit quality,
                      current income, and
                      total return.



KEY INVESTMENTS:      U.S. Treasury notes and
bonds and obliga-
tions of U.S. government instrumentalities and federal agencies.



SELECTION PROCESS: The portfolio manager selects longer duration investments with a focus on income. The portfolio manager considers factors such as interest-rate trends and the yield curve. The Fund may buy when-issued or to-be-announced securities. The instrumentalities, government sponsored enterprises, and federal agency obligations in which the Fund may invest include, but are not limited to, the following:



- Government National Mortgage Association


- Federal Housing Administration


- Export-Import Bank of the United States


- Small Business Administration


- Student Loan Marketing Association


- Tennessee Valley Authority


- Resolution Funding Corporation


- Farm Credit System


- Federal National Mortgage Association


- Federal Home Loan Mortgage Corporation





PRINCIPAL RISKS: The Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FUND PERFORMANCE



The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Government Bond Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.



  YEAR-BY-YEAR % TOTAL RETURNS AS OF
                 12/31


[% TOTAL RETURNS BAR GRAPH]

                       '93'   '94'    '95'    '96'   '97'    '98'
                       7.90   -5.64   24.42   1.46   12.62   10.20


                  This Fund commenced operations on 1/24/1992.



Best Quarter:                           2nd (95)                           9.10%


Worst Quarter:                           1st (96)                        (4.71)%


                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998



               1 year   5 years   Life of Fund
               ------   -------   ------------
U.S. Govt.     10.20%    8.13%      8.36%
  Sec.
LGBI           9.85%     7.18%      8.02%

                              UTILITIES PORTFOLIO
                             Goals and Investments


                                                INVESTMENT ADVISER:  SSBC



                                                PORTFOLIO MANAGER:  Robert Brady

FUND'S OBJECTIVE: Current income. Secondarily,
                  long-term capital
                  appreciation.

KEY INVESTMENTS:      Equity and fixed-income
                      securities of companies
                      in the Utilities
                      industry.


SELECTION PROCESS: The Fund normally invests at least 65% of its total assets in income-producing equity and fixed-income securities of utilities which derive at least 50% of their assets from utility operations. Utilities include those companies which are engaged in the manufacture, production, generation, transmission and sale of electric and gas energy, and those engaged in the communications field, including entities such as telephone, telegraph, satellite, and microwave, and government-regulated utilities (excluding public broadcasting) that provide public communication facilities. The Fund may invest in companies of any size. In selecting stocks demonstrating above-average dividend yield, the manager uses a value approach based upon the following characteristics:



  - sustainable dividend growth

  - leading/strong market positions
  - experienced management team
  - established record of profitability

- strong financial position

- strong cash flow

- attractive restructuring potential





PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and sector risk, where market values are impacted by a concentration in utility stocks that perform differently from the general market. The Fund may be subject to foreign and emerging markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. Other principal risks may be fixed-income securities risk, where market values move in the opposite direction of interest rates, and lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.



ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may also invest up to 35% of its assets in equity and fixed income securities of non-utility companies, lower-quality fixed-income securities ("junk bonds") and foreign (including emerging market) securities. For a complete list of all investments available to the Fund, please refer to Appendix A of this prospectus.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.


     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

                                UTILITIES
                                PORTFOLIO
'95                               29.29
'96                                7.47
'97                               25.29
'98                               18.21

               The Fund commenced operations on February 4, 1994.


Best Quarter:                          4th (97)                         13.14  %


Worst Quarter:                         3rd (96)                         (2.70) %


                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                     1 year   Life of Fund
                     ------   ------------
Utilities Portfolio  18.21%      17.08%
S&P 500              28.58%      23.67%

                           INVESTMENTS AND PRACTICES


Each Fund invests in various instruments subject to its particular investment policies. The Funds may invest in some or all of the following, as indicated below and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the back cover of this prospectus. No Fund guarantees that it will reach its investment objective, and you may lose money by investing in any Fund.



EQUITIES
(All Funds except U.S.
Government Securities)         Equity securities include common and preferred
                               stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.



                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.



                               Equity securities that are traded
                               over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.



  SECTORS
  (Federated Stock Portfolio,
  MFS Emerging Growth,
  Utilities Portfolio)         Companies with similar characteristics may be
                               grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic business or other developments that generally affect that sector.



                               Because the Utilities Fund concentrates its investments in one industrial sector, its investments may be subject to greater market risk and market fluctuations that a fund investing in a broader range of investment alternatives. The Fund may be subject to risks that are inherent to the utilities industry, such as:


                               - Difficulty in financing large construction programs during an inflationary period



                               - Increased costs and reduced availability of certain fuels



                               - Delays and increased costs associated with nuclear power



                               An emerging growth fund may invest in fewer sectors than other funds.



FIXED-INCOME INVESTMENTS
(All Funds)                    Each Fund may invest in fixed-income securities.
                               Fixed-income securities include U.S. government securities, certificates of deposit, and short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.


                               LOWER-RATED FIXED-INCOME SECURITIES (Jurika & Voyles Core Equity, Large Cap, MFS Mid Cap Growth, MFS Emerging Growth, Federated High Yield, Equity Income, MFS Research)


                               High-yield, high-risk securities, commonly called "junk bonds," and are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).


FOREIGN SECURITIES
(Convertible Bond, MFS
Emerging Growth, MFS
Mid Cap Growth, Federated
High Yield, Federated Stock,
Equity Income, Travelers
Quality Bond, Large Cap,
Lazard International,
MFS Research, Jurika & Voyles
Core Equity, NWQ Large Cap)
                               An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets. Foreign securities may be less liquid than U.S. securities.



EMERGING MARKET INVESTMENTS
(Convertible Bond, MFS
Emerging Growth, MFS Mid
Cap Growth, Federated High
Yield, Federated Stock,
Equity
Income, Large Cap, Lazard
International, MFS Research,
Jurika & Voyles Core Equity,
NWQ Large Cap)                 Emerging markets offer the potential of
                               significant gains but also involve greater risks than investing in more developed countries.
                               Political or economic instability, lack of market liquidity and government actions, such as currency controls or seizure of private business or property may be more likely in emerging markets.

DERIVATIVES AND HEDGING
TECHNIQUES
(Convertible Bond, Travelers
Quality Bond, MFS Emerging
Growth, MFS Mid Cap Growth,
Federated Stock, Equity
Income,
Disciplined Mid Cap,
Disciplined
Small Cap, Large Cap, Lazard
International, MFS Research,
NWQ Large Cap, Strategic
Stock,
U.S. Government)               A Fund may use derivative contracts, such as
                               futures and options on securities, for any of the following purposes:



                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;



                               -  As a substitute for buying or selling
                               securities


                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.



                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the Statement of Additional Information.

OTHER RISK FACTORS

SELECTION RISK
(All Funds)


                               Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.


TEMPORARY DEFENSIVE POSITIONS
(All Funds)


                               The Funds may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market, preferred stock and short-term debt securities. If a Fund takes a temporary defensive position, it is not pursuing its investment goal.


PORTFOLIO TURNOVER
(Disciplined Mid Cap
Stock, Disciplined
Small Cap Stock,
U.S. Government
Securities)                    The Funds may actively trade portfolio securities
                               in an attempt to achieve their investment objective. Active trading will cause the Funds to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Funds' trading costs and may have an adverse impact on the Funds' performance.



NON-DIVERSIFICATION
(MFS Mid Cap Growth)           The MFS Mid Cap Growth Portfolio is not
                               diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.


INVESTMENT OBJECTIVES
(All Funds)


                               Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

                                   MANAGEMENT

INVESTMENT ADVISER


TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice and, in general, supervises the management and investment program for all the funds described in this prospectus except the Social Awareness Stock Portfolio and the Utilities Portfolio. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products
     -  individual and pooled pension and profit-sharing accounts
     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)
     -  nonaffiliated insurance companies


For the year ended December 31, 1998, the Funds paid advisory fees to TAMIC as indicated:



                           FUND                                      ANNUAL MANAGEMENT FEE*
                                                                 (AS A PERCENTAGE OF THE FUND'S
                                                                   AVERAGE DAILY NET ASSETS)
Convertible Bond Portfolio................................                   0.60%**
Disciplined Mid Cap Stock Portfolio.......................                   0.70%
Disciplined Small Cap Stock Portfolio.....................                   0.80%**
Equity Income Portfolio...................................                   0.75%
Federated High Yield Portfolio............................                   0.65%
Federated Stock Portfolio.................................                   0.625%
Jurika & Voyles Core Equity Portfolio.....................                   0.75%**
Large Cap Portfolio.......................................                   0.75%
Lazard International Stock Portfolio......................                   0.825%
MFS Emerging Growth Portfolio.............................                   0.75%
MFS Mid Cap Stock Portfolio...............................                   0.80%**
MFS Research Portfolio....................................                   0.80%**
NWQ Large Cap Portfolio...................................                   0.75%**
Strategic Stock Portfolio.................................                   0.60%**
Travelers Quality Bond Portfolio..........................                   0.3233%
U.S. Government Securities Portfolio......................                   0.3233%



SSBC FUND MANAGEMENT INC. ("SSBC") provides investment advice and, in general, supervises and manages the investment program for the Social Awareness Stock Portfolio and the Utilities Portfolio. SSBC is a registered investment adviser and affiliate of The Travelers Insurance Company. It has been in the investment counseling business since 1968. Its principal offices are located at 388 Greenwich Street, New York, New York, and it is a wholly owned subsidiary of Citigroup Inc. SSBC also renders investment advice to a wide variety of individual, institutional, and investment company clients.



For the year ended December 31, 1998, the Social Awareness Stock Portfolio paid SSBC an amount equivalent on an annual basis a fee computed as follows:



       ANNUAL          AGGREGATE NEW ASSET
   MANAGEMENT FEE*      VALUE OF THE FUND
0.65% of the first      $50,000,000 plus
0.55% of the next       $50,000,000 plus
0.45% of the next       $100,000,000 plus
0.40% of amounts over   $200,000,000



For the year ended December 31, 1998, the Utilities Portfolio paid SSBC an amount equivalent on an annual basis to 0.65%* of its average daily net assets.



* Fee shown also reflects maximum annual management fee payable to investment adviser. ** These funds were not operational for a full year in 1998. Accordingly, the fee indicated is the contract rate.

THE SUBADVISERS AND PORTFOLIO MANAGERS


TAMIC is the sole manager of the Convertible Bond Portfolio, Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. Each of the other Funds' investments are managed by a subadviser which is supervised by TAMIC. The table below sets forth the name of each subadviser, if any, and portfolio manager, including the business experience of each Fund's portfolio manager for the past 5 years.



--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  CONVERTIBLE BOND PORTFOLIO    David A. Tyson                  Executive Vice President,
                                (since 5/98)                    Travelers Investment Group
                                TAMIC
                                (No subadviser)
--------------------------------------------------------------------------------------------
  DISCIPLINED MID CAP STOCK     Sandip Bhagat                   President and Chief
  PORTFOLIO                     (since 4/97)                    Executive Officer, TIMCO
                                TIMCO
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  DISCIPLINED SMALL CAP         Sandip Bhagat                   President and Chief
  STOCK PORTFOLIO               (since 5/98)                    Executive Officer, TIMCO
                                TIMCO
                                One Tower Square
                                Hartford, CT
--------------------------------------------------------------------------------------------
  EQUITY INCOME PORTFOLIO       Stephen DuFour                  Portfolio Manager
                                (since 3/99)                    for mutual funds and
                                Fidelity Management &           other trust accounts
                                Research Co.("FMR")             for FMR and Fidelity
                                82 Devonshire Street            Management Trust Company
                                Boston, MA 02109-3614
--------------------------------------------------------------------------------------------
  FEDERATED HIGH YIELD          Mark E. Durbiano                Senior Vice President,
  PORTFOLIO                     (since 8/96)                    Federated Investors
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
                                Constantine Kartsonas           Assistant Vice President,
                                (since 8/98)                    Federated Investors
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------
  FEDERATED STOCK PORTFOLIO     Michael P. Donnelly             Vice President, Federated
                                (since 11/97)                   Investment Counseling
                                Federated Investment
                                Counseling
                                Federated Investors Tower
                                Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  JURIKA & VOYLES CORE          Mark Nuti                       Vice President and
  EQUITY PORTFOLIO              (since 4/99)                    Principal, Jurika & Voyles
                                Jurika & Voyles
                                1999 Harrison Street, Suite     Senior Investment Officer,
                                700                             USL Capital Corporation
                                Oakland, CA 94612

                                Guy Eliffe,                     Vice President and
                                (since 4/99)                    Principal,
                                Jurika & Voyles                 Jurika & Voyles
                                1999 Harrison Street, Suite
                                700                             Managing Director, National
                                Oakland, CA 94612               Mutual Funds Management
--------------------------------------------------------------------------------------------
  LARGE CAP PORTFOLIO           Karen Firestone                 Portfolio Manager or
                                (since 5/98)                    Portfolio Analyst of mutual
                                Fidelity Management &           funds and other trust
                                Research Co.                    accounts for FMR and for
                                82 Devonshire Street            Fidelity Management Trust
                                Boston, MA 02109-3614           Company
--------------------------------------------------------------------------------------------
  LAZARD INTERNATIONAL STOCK    Herbert W. Gullquist            Managing Director and Vice
  PORTFOLIO                     (since 8/96)                    Chairman, Lazard Freres &
                                Lazard Asset Management         Co. LLC
                                30 Rockefeller Plaza
                                New York, NY 10112              Chief Investment Officer,
                                                                Lazard Asset Management

                                John R. Reinsberg               Managing Director, Lazard
                                (since 8/96)                    Freres & Co. LLC
                                Lazard Asset Management
                                30 Rockefeller Plaza
                                New York, NY 10112
--------------------------------------------------------------------------------------------
  MFS EMERGING GROWTH           John W. Ballen                  President, MFS
  PORTFOLIO                     (since 8/96)
                                Massachusetts Financial
                                Services Co. ("MFS")
                                500 Boylston Street
                                Boston, MA
                                Toni Y. Shimura                 Vice President, Investments
                                (since 8/96)                    MFS
                                MFS
                                500 Boylston Street
                                Boston, MA
                                Stephen Pesek                   Vice President, MFS
                                (since 1/99)
                                MFS                             Analyst, Fidelity
                                500 Boylston Street             Investments
                                Boston, MA
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  MFS MID CAP GROWTH            Mark Regan                      Vice President, MFS
  PORTFOLIO                     (since 5/98)
                                MFS
                                500 Boylston Street
                                Boston, MA
--------------------------------------------------------------------------------------------
  MFS RESEARCH PORTFOLIO        Investment Committee            N/A
                                (since 5/98)
                                MFS
                                500 Boylston Street
                                Boston, MA
--------------------------------------------------------------------------------------------
  NWQ LARGE CAP PORTFOLIO       Investment Committee            Ted Freidel: Managing
                                (since 5/98)                    Director and Portfolio
                                Primary Responsibility:         Manger, NWQ since 1983
                                E.C. ("Ted") Friedel and
                                Jeffrey M. Cohen
                                NWQ Investment Management       Jeffrey M. Cohen: Vice
                                Co.                             President and Portfolio
                                2049 Century Park East,         Manager, NWQ, since 1988
                                4th Floor
                                Los Angeles, CA 90067
--------------------------------------------------------------------------------------------
  SOCIAL AWARENESS STOCK        Robert J. Brady (since 1994)    Managing Director and
  PORTFOLIO                     SSB                             Portfolio Manager, SSBC
                                (No subadviser)                 Vice President and Portfolio
                                                                Manager, SSBC
--------------------------------------------------------------------------------------------
  STRATEGIC STOCK PORTFOLIO     Philip Johanson                 Vice President, Portfolio
                                (since 5/99)                    Management, TIMCO
                                TIMCO
                                One Tower Square                Senior Vice President,
                                Hartford, CT 06183              Portfolio Manager,
                                                                Smith Barney Asset
                                                                Management
                                                                Assistant Portfolio Manager
                                                                Smith Barney Equity
                                                                Management
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
  FUND                          PORTFOLIO MANAGER               BUSINESS EXPERIENCE
                                AND SUBADVISER                  (1994 TO PRESENT)

--------------------------------------------------------------------------------------------
  TRAVELERS QUALITY BOND        F. Denney Voss                  Executive Vice President,
  PORTFOLIO                     (since 3/95)                    Travelers Insurance Co.
                                TAMIC
                                (No subadviser)                 Senior Vice President,
                                                                TAMIC
--------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES    Richard John                    Senior Vice President, TAMIC
  PORTFOLIO                     (since 1/99)
                                TAMIC
                                One Tower Square
                                Hartford, CT  06183
                                (No subadviser)
--------------------------------------------------------------------------------------------
  UTILITIES PORTFOLIO           Robert J. Brady                 Managing Director and
                                (since 11/98)                   Portfolio Manager, SSBC
                                SSBC                            Vice President and Portfolio
                                (No subadviser)                 Manager, SSBC
--------------------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Trust, and it has been advised by TAMIC, TIMCO, Jurika & Voyles, Federated Investors, Fidelity Management & Research, Lazard Freres & Co., LLC, Massachusetts Financial Services and NWQ Investment Management Company that none of them have any material pending legal proceedings affecting them.


                              YEAR 2000 COMPLIANCE


The Travelers Insurance Company ("the Company") is highly dependent on computer systems and system applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs necessary to address the Year 2000 issue and developed a comprehensive plan to address the issue. This issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total pre-tax cost associated with the required modifications and conversions is expected to be between $25 million and $35 million and is being expensed by the Company as incurred in the period 1996 through 1999. The Company has incurred approximately $22 million to date on these efforts. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on certain operations of the Series Trust.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.


                                EURO CONVERSION


On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries now issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then be converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                      SHAREHOLDER TRANSACTIONS AND PRICING


Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.



The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)


PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.


Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.


PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

Each Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                           CONVERTIBLE BOND PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the year ended December 31, 1998 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                                MAY 1, 1998(1) TO
                                                DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................           $10.00
Income from Investment Operations:
  Net Investment Income(2)................             0.22
  Net Losses on Securities
  (both realized and unrealized)..........            (0.12)
                                                     ------
  Total Income from Investment
  Operations..............................             0.10
Less Distributions:
  Dividends (from net investment
  Income).................................            (0.22)
  Distributions (from capital gains)......            (0.02)
                                                     ------
Total distributions.......................            (0.24)
Net Asset Value, End of
                                                     ------
Period....................................           $ 9.86
                                                     ------
TOTAL RETURN(3)...........................             0.98%
  Net Assets, End of Period
  (thousands).............................           $4,617
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with reimbursement)(2)(4).......             0.80%
  Ratio of Expenses to Average Net Asset
  Value (without reimbursement)(2)(4).....             1.86%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................             4.31%
  Portfolio turnover rate.................                7%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Portfolio for expenses in the amount of $24,996 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.05.


(3) Total return is not annualized as it may not be representative of the total return for the year.

(4) Annualized

                              FINANCIAL HIGHLIGHTS
                      DISCIPLINED MID CAP STOCK PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 2 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                              YEAR ENDED DECEMBER 31,
                                              -----------------------    APRIL 1, 1997(1)TO
                                                       1998              DECEMBER 31, 1997
Net Asset Value,
Beginning of Period.......................            $ 12.47                  $10.00
Income from Investment Operations:
  Net Investment Income(2)................               0.04                    0.06
  Net Gains on Securities
  (both realized and unrealized)..........               2.05                    3.37
                                                      -------                  ------
  Total Income from Investment
  Operations..............................               2.09                    3.43
Less Distributions:
  Dividends (from net investment
  Income).................................                 --                   (0.06)
  Distributions (from capital gains)......              (0.22)                  (0.90)
                                                      -------                  ------
  Total distributions.....................              (0.22)                  (0.96)
                                                      -------                  ------
Net Asset Value, End of
Period....................................            $ 14.34                  $12.47
                                                      -------                  ------
TOTAL RETURN(3)...........................              16.91%                  34.38%
  Net Assets, End of Period
  (thousands).............................            $19,460                  $6,169
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets(with reimbursement)(2)(4)........               0.95%                   0.95%
  Ratio of Expenses to Net
  Average Assets (without
  reimbursement)(2)(4)....................               1.22%                   1.82%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................               0.48%                   0.85%
  Portfolio turnover rate.................                109%                     74%



(1) Date operations commenced.



(2) Travelers has waived all or a portion of its fees for the year ended December 31, 1998, and the period ended December 31, 1997. In addition, Travelers has reimbursed the Fund for $3,564 of the Fund's expenses for the period ended December 31, 1997. If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income would have been $0.02 for the year ended December 31, 1998, and $0.08 for the period ended December 31, 1997.



(3) Total return is actual and has not been annualized for periods of less than one year, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.


(4) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS

                     DISCIPLINED SMALL CAP STOCK PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                            MAY 1, 1998(1) TO
                                            DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................       $ 10.00
Income from Investment Operations:
  Net Investment Income(2)................          0.03
  Net Gains or Losses on Securities
  (both realized and unrealized)..........         (1.13)
                                                 -------
  Total Income (loss) from Investment
  Operations..............................         (1.10)
Less Distributions:
  Dividends (from net investment
  Income).................................         (0.03)
  Distributions (from capital gains)......         (0.00)*
                                                 -------
Total distributions.......................         (0.03)
                                                 -------
Net Asset Value, End of
Period....................................       $  8.87
                                                 -------
TOTAL RETURN(3)...........................        (11.04)%
  Net Assets, End of Period
  (thousands).............................       $ 5,162
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with reimbursement)(2)(4).......          1.00%
  Ratio of Expenses to Average
  Net Assets (without
  reimbursement)(2)(4)....................          2.98%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................          0.64
  Portfolio turnover rate.................            89%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Fund for expenses in the amount of $45,146 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.08.


(3) Total return is not annualized, as it may not be representative of the total return for the year.

(4) Annualized

 *  Amount represents less than $0.01.

                              FINANCIAL HIGHLIGHTS
                            EQUITY INCOME PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers, LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                              YEAR ENDED DECEMBER 31,     AUGUST 30, 1996(1) TO
                                                1998            1997        DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................    $ 13.91         $ 11.09            $10.00
Income from Investment Operations:
  Net Investment Income(2)................        0.18(5)         0.21(5)                  0.08
  Net Gains or Losses on Securities
  (both realized and unrealized)..........       1.53            3.32              1.09
                                              -------         -------            ------
  Total from Investment
  Operations..............................       1.71            3.53              1.17
Less Distributions:
  Dividends (from net investment
  Income).................................      (0.13)          (0.12)            (0.08)
  Distributions (from capital gains)......      (0.08)          (0.59)               --
                                              -------         -------            ------
Total distributions.......................      (0.21)          (0.71)            (0.08)
                                              -------         -------            ------
Net Asset Value, End of Period............    $ 15.41         $ 13.91            $11.09
                                              -------         -------            ------
TOTAL RETURN(3)...........................      12.38%          32.05%            11.69%
  Net Assets, End of Period
  (thousands).............................    $79,198         $22,139            $3,600
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)..............       0.95%           0.95%             0.95%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........       1.09%           1.90%             4.56%
  Ratio of Net Income to Average Net
  Assets(4)...............................       1.22%           1.60%             2.34%
  Portfolio turnover rate.................         34%             52%               14%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse a portion of the Fund's expenses during the period.


(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.


(5) Net investment income per share has been calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                         FEDERATED HIGH YIELD PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. The other period presented was audited by other independent auditors.



                                                YEAR ENDED DECEMBER 31,
                                                ------------------------       AUGUST 30, 1996(1)TO
                                                  1998            1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................      $ 11.34         $ 10.42               $10.00
Income (loss) from Investment Operations:
  Net Investment Income(2)................         0.71            0.60                 0.31
  Net Gains (Losses) on Securities (both
  realized and unrealized)................        (0.18)           1.01                 0.46
                                                -------         -------               ------
  Total Income from Investment
  Operations..............................         0.53            1.61                 0.77
Less Distributions:
  Dividends (from net investment
  Income).................................        (0.71)          (0.60)               (0.31)
  Distributions (from capital gains)......        (0.05)          (0.09)               (0.04)
                                                -------         -------               ------
Total distributions.......................        (0.76)          (0.69)               (0.35)
                                                -------         -------               ------
Net Asset Value, End of Period............      $ 11.11         $ 11.34               $10.42
                                                -------         -------               ------
TOTAL RETURN(3)...........................         4.71%          15.45%                7.61%
  Net Assets, End of Period (thousands)...      $40,989         $14,049               $5.381
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)(5)...........         0.90%           0.95%                0.95%
  Ratios of Expenses to Average Net
  Assets (without
  reimbursement)(2)(4)(5).................         0.90%           1.14%                2.19%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................         8.60%           8.82%                8.78%
  Portfolio turnover rate.................           31%             43%                  23%



(1) Date operations commenced.



(2) Travelers has waived part or all of its fees for the year ended December 31, 1997 and the period ended December 31, 1996. In addition, Travelers has reimbursed the Fund for $9,268 of the Fund's expenses for the period ended December 31, 1996. If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income would have been $0.01 for the year ended December 31, 1997 and $0.04 for the period ended December 31, 1996



(3) Total return is actual and has not been annualized for periods of less than one year, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.


(4) Annualized for periods of less than one year.


(5) As a result of a voluntary expense limitation the ratio of expenses to average net assets will not exceed 0.95%.

                              FINANCIAL HIGHLIGHTS
                           FEDERATED STOCK PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. The other period presented was audited by other independent auditors.



                                                 YEAR ENDED DECEMBER 31,
                                                 ------------------------      AUGUST 30, 1996(1) TO
                                                   1998            1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................       $ 13.83         $ 11.10              $10.00
Income from Investment Operations:
  Net Investment Income(2)................          0.13            0.10                0.06
  Net Gains on Securities (both realized
  and unrealized).........................          2.33            3.60                1.20
                                                 -------         -------              ------
  Total Income from Investment
  Operations..............................          2.46            3.70                1.26
Less Distributions:
  Dividends (from net investment
  Income).................................         (0.13)          (0.10)              (0.06)
  Distributions (from capital gains)......         (0.50)          (0.87)              (0.09)
  Capital.................................            --              --               (0.01)
                                                 -------         -------              ------
Total distributions.......................         (0.63)          (0.97)              (0.16)
                                                 -------         -------              ------
Net Asset Value, End of Period............       $ 15.66         $ 13.83              $11.10
                                                 -------         -------              ------
TOTAL RETURN(3)...........................         17.84%          33.41%              12.61%
  Net Assets, End of Period (thousands)...       $35,420         $12,100              $3,380
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)(5)...........          0.91%           0.95%               0.95%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........          0.91%           1.16%               3.03%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................          1.14%           1.11%               1.55%
  Portfolio turnover rate.................            31%             74%                 11%



(1) Date operations commenced.



(2) Travelers has waived part or all of its fees for the year ended December 31, 1997 and the period ended December 31, 1996. In addition, Travelers has reimbursed the Fund for $15,460 of the Fund's expenses for the period ended December 31, 1996. If such fees were not waived and expenses not reimbursed, the per share decrease in net investment income would have been $0.02 for the year ended December 31, 1997 and $0.08 for the period ended December 31, 1996.


(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year.


(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

                              FINANCIAL HIGHLIGHTS


                     JURIKA & VOYLES CORE EQUITY PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on July 20, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                                 JULY 20, 1998(1) TO
                                                  DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................              $10.00
Income from Investment Operations:
  Net Investment Income(2)................                0.04
  Net Gains on Securities
  (both realized and unrealized)..........                0.27
                                                        ------
  Total Income from Investment
  Operations..............................                0.31
Less Distributions:
  Dividends (from net investment
  Income).................................               (0.04)
  Distributions (from capital gains)......               (0.00)*
                                                        ------
Total distributions.......................               (0.04)
                                                        ------
Net Asset Value, End of Period............              $10.27
                                                        ------
TOTAL RETURN(3)...........................                3.08%
  Net Assets, End of Period
  (thousands).............................              $6,169
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with reimbursement)(2)(4).......                0.99%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........                1.89%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................                1.01
  Portfolio turnover rate.................                  26%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Portfolio for expenses in the amount of $20,200 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.03.



(3) Total return is not annualized, as it may not be representative of the total return for the year.



(4) Annualized



 *  Amount represents less than $0.01 per share

                              FINANCIAL HIGHLIGHTS
                              LARGE CAP PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by PricewaterhouseCoopers, LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                              YEAR ENDED DECEMBER 31,
                                              ------------------------    AUGUST 30, 1996(1) TO
                                                1998            1997        DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................    $ 13.50         $ 11.29            $10.00
Income from Investment Operations:
  Net Investment Income(2)................         .04(5)         0.07(5)                  0.04
  Net Gains on Securities (both realized
  and unrealized).........................       4.73            2.54              1.29
                                              -------         -------            ------
  Total Income from Investment
  Operations..............................       4.77            2.61              1.33
Less Distributions:
  Dividends (from net investment
  Income).................................      (0.02)          (0.04)            (0.04)
  Distributions (from capital gains)......      (0.81)          (0.36)               --
                                              -------         -------            ------
Total distributions.......................      (0.83)          (0.40)            (0.04)
                                              -------         -------            ------
Net Asset Value, End of Period............    $ 17.44         $ 13.50            $11.29
                                              -------         -------            ------
TOTAL RETURN(3)...........................      35.65%          23.41%            13.30%
  Net Assets, End of Period
  (thousands).............................    $52,599         $12,070            $3,411
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)..............       0.95%           0.95%             0.95%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........       1.23%           2.65%             4.57%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................        .23%           0.55%             0.98%
  Portfolio turnover rate.................        112%             60%               57%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse a portion of the Fund's expenses.


(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.

(4) Annualized for periods of less than one year


(5) Net investment income per share has been calculated based on average shares outstanding during the period.

                              FINANCIAL HIGHLIGHTS
                      LAZARD INTERNATIONAL STOCK PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. The other period presented was audited by other independent auditors.





                                                YEAR ENDED DECEMBER 31,
                                                ------------------------       AUGUST 1, 1996(2)TO
                                                1998(1)           1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................      $ 11.57         $ 10.78               $10.00
Income from Investment Operations:
  Net Investment Income(3)................         0.10            0.05                 0.02
  Net Gains on Securities (both realized
  and unrealized).........................         1.37            0.87                 0.76
                                                -------         -------               ------
  Total Income from Investment
  Operations..............................         1.47            0.92                 0.78
Less Distributions:
  Dividends (from net investment
  Income).................................        (0.04)          (0.09)                  --
  Distributions (from capital gains)......        (0.12)          (0.04)                  --
                                                -------         -------               ------
Total distributions.......................        (0.16)          (0.13)                  --
                                                -------         -------               ------
Net Asset Value, End of Period............      $ 12.88         $ 11.57               $10.78
                                                -------         -------               ------
TOTAL RETURN(4)...........................        12.59%           8.50%                7.80%
  Net Assets, End of Period (thousands)...      $53,008         $14,229               $4,322
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with reimbursement)(3)(5)(6)....         1.25%           1.25%                1.25%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(6)..............         1.25%           1.76%                2.87%
  Ratio of Net Investment Income to
  Average Net Assets(6)...................         0.78%           0.66%                0.42%
  Portfolio turnover rate.................           44%             22%                   9%



(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.



(2) Date operations commenced.



(3)Travelers has waived part or all of its fees for the periods ended December 31, 1997 and December 31, 1996. In addition, Travelers has reimbursed the Fund for $12,454 of the Fund's expenses for the period ended December 31, 1996. If such fees were not waived or expenses not reimbursed, the per share decrease in net investment income for the year ended December 31, 1997 and the period ended December 31, 1996 would have been $0.03 and $0.70, respectively.



(4) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.



(5) As a result of voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.



(6) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS


                         MFS EMERGING GROWTH PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. The other period presented was audited by other independent auditors.



                                                YEAR ENDED DECEMBER 31,
                                                -----------------------      AUGUST 30, 1996(1) TO
                                                1998(2)          1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................      $  12.56        $ 10.55             $ 10.00
Income from Investment Operations:
  Net Investment Income (loss)(3).........         (0.07)         (0.03)               0.03
  Net Gains or Losses on Securities (both
  realized and unrealized)................          4.38           2.26                0.57
                                                --------        -------             -------
  Total Income from Investment
  Operations..............................          4.31           2.23                0.60
Less Distributions:
  Dividends (from net investment
  Income).................................            --             --               (0.03)
  Distributions (from capital gains)......            --          (0.21)              (0.01)
  Return of Capital.......................            --          (0.01)              (0.01)
                                                --------        -------             -------
Total distributions.......................            --          (0.22)              (0.05)
                                                --------        -------             -------
Net Asset Value, End of Period............      $  16.87        $ 12.56             $ 10.55
                                                --------        -------             -------
TOTAL RETURN(4)...........................         34.32%         21.15%               6.00%
  Net Assets, End of Period (thousands)...      $170,059        $70,347             $12,924
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(3)(5)..............          0.89%          0.95%               0.95%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(3)(5)...........          0.89%          1.05%               2.09%
  Ratio of Net Investment Income to
  Average Net Assets(5)...................         (0.47)%        (0.40)%              0.55%
  Portfolio turnover rate.................            77%            94%                 49%



(1) Date operations commenced.



(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the year.



(3) Travelers has waived part or all of its fees for the year ended December 31, 1997 and the period ended December 31, 1996. In addition, Travelers has reimbursed the Fund for $16,407 of the Fund's expenses for the period ended December 31, 1996. If such fees were not waived and such expenses not reimbursed, the per share decrease in net investment income would have been $0.01 for the year ended December 31, 1997 and $0.06 for the period ended December 31, 1996.



(4) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.



(5) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS


                          MFS MID CAP GROWTH PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance since the fund's inception. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                              MAY 1, 1998(1) TO
                                              DECEMBER 31, 1998
Net Asset Value, Beginning of Period......         $ 10.00
Income from Investment Operations:
  Net Investment Income (loss)(2).........           (0.02)
  Net Gains or Losses on Securities (both
  realized and unrealized)................            0.07
                                                   -------
  Total Income from Investment
  Operations..............................            0.05
Less Distributions:
  Dividends (from net investment
  Income).................................              --
                                                   -------
Total distributions.......................              --
                                                   -------
Net Asset Value, End of Period............         $ 10.05
                                                   -------
TOTAL RETURN(3)...........................            0.50%
Net Assets, End of Period (thousands).....         $13,234
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)..............            1.00%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........            1.62%
  Ratio of Net Investment Loss to Average
  Net Assets(4)...........................           (0.25)%
  Portfolio turnover rate.................             100%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Fund for expenses in the amount of $32,634 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.04.



(3) Total return is not annualized, as it may not be representative of the total return for the year.



(4) Annualized

                              FINANCIAL HIGHLIGHTS


                             MFS RESEARCH PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance since the fund's inception. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                                MARCH 23, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value, Beginning of Period......            $ 10.00
Income from Investment Operations:
  Net Investment Income(2)................               0.01
  Net Gains on Securities (both realized
  and unrealized).........................               0.57
                                                      -------
  Total Income from Investment
  Operations..............................               0.58
Less Distributions:
  Dividends (from net investment
  Income).................................              (0.02)
  Distributions (from capital gains)......              (0.00)*
                                                      -------
Total distributions.......................              (0.02)
                                                      -------
Net Asset Value, End of Period............            $ 10.56
                                                      -------
TOTAL RETURN(3)...........................               5.77%
Net Assets, End of Period (thousands).....            $37,870
RATIOS/SUPPLEMENTAL DATA()
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)..............               1.00%
  Ratio of Expenses to Average
  Net Assets (without
  reimbursements)(2)(4)...................               1.37%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................               0.42%
  Portfolio turnover rate.................                 54%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Fund for expenses in the amount of $41,049 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.01.



(3) Total return is not annualized, as it may not be representative of the total return for the year.



(4) Annualized



 *  Amount represents less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                            NWQ LARGE CAP PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on July 20, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                                 JULY 20, 1998(1) TO
                                                  DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................              $10.00
Income (loss) from Investment Operations:
  Net Investment Income(2)................                0.05
  Net Losses on Securities (both realized
  and unrealized).........................               (0.54)
                                                        ------
  Total loss from Investment
  Operations..............................               (0.49)
Less Distributions:
  Dividends (from net investment
  Income).................................               (0.05)
  Distributions (from capital gains)......               (0.00)*
                                                        ------
Total distributions.......................               (0.05)
                                                        ------
Net Asset Value, End of Period............              $ 9.46
                                                        ------
TOTAL RETURN(3)...........................               (4.94)%
  Net Assets, End of Period (thousands)...              $8,463
RATIOS/SUPPLEMENTAL DATA()
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(5)(4)...........                0.99%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........                1.64%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................                1.47
  Portfolio turnover rate.................                   2%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Portfolio for expenses in the amount of $17,700 for the period ended December 31, 1998. If expenses were not reimbursed, the per share decrease in net investment income would have been $0.02.


(3) Total return is not annualized, as it may not be representative of the total return for the year.

(4) Annualized

(5) As a result of a voluntary expense limitation, the ratio of expense to average net assets will not exceed 1.00%.

 *  Amount represents less than $0.01.

                              FINANCIAL HIGHLIGHTS
                           SOCIAL AWARENESS PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other years presented were audited by other independent auditors.



                                                       YEAR ENDED DECEMBER 31,
                                                       -----------------------
                                             1998      1997      1996      1995     1994
Net Asset Value,
Beginning of Year.........................  $ 20.06   $ 15.76   $ 14.32   $11.05   $11.64
Income (loss) from Investment Operations:
  Net Investment Income(1)................     0.10      0.15      0.31     0.12     0.16
  Net Gains (Losses) on Securities (both
  realized and unrealized)................     6.30      4.15      2.42     3.47    (0.45)
                                            -------   -------   -------   ------   ------
  Total Income (loss) from Investment
  Operations..............................     6.40      4.30      2.73     3.59    (0.29)
Less Distributions(2):
  Dividends (from net investment
  Income).................................    (0.12)       --     (0.43)   (0.14)   (0.24)
  Distributions (from capital gains)......    (0.42)       --     (0.86)   (0.18)   (0.06)
                                            -------   -------   -------   ------   ------
Total distributions.......................    (0.54)       --     (1.29)   (0.32)   (0.30)
                                            -------   -------   -------   ------   ------
Net Asset Value, End of Year..............  $ 25.92   $ 20.06   $ 15.76   $14.32   $11.05
                                            -------   -------   -------   ------   ------
TOTAL RETURN()............................    32.27%    27.28%    19.98%   33.37%   (2.69)%
  Net Assets, End of Year (thousands).....   39,482   $21,013   $11,040   $7,055   $3,879
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(1)(3)..............     0.84%     0.98%     1.25%    1.25%   1.25%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(1)(3)...........     0.84%     0.98%     1.69%    1.75    3.34%
  Ratio of Net Investment Income to
  Average Net Assets......................     0.63%     0.97%     0.43%    0.99%   1.43%
  Portfolio turnover rate.................       14%       19%       26%      73%    137%



(1) For the year ended December 31, 1996, Travelers reimbursed the Funds for $25,093 in expenses. If expenses were not reimbursed, the per share decrease in net investment income would have been $0.06.


(2) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.


(3) The ratios of expenses to average net assets for the years ended December 31, 1995 and 1994 reflect an expense reimbursement by Traveler's in connection with voluntary expense limitations.

                              FINANCIAL HIGHLIGHTS


                           STRATEGIC STOCK PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance since the Fund's inception on May 1, 1998. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request.



                                                 MAY 1, 1998(1) TO
                                                 DECEMBER 31, 1998
Net Asset Value,
Beginning of Period.......................            $ 10.00
Income (loss) from Investment Operations:
  Net Investment Income(2)................               0.12
  Net Losses on Securities
  (both realized and unrealized)..........              (0.54)
                                                      -------
  Total Income (loss) from Investment
  Operations..............................              (0.42)
Less Distributions:
  Dividends (from net investment
  Income).................................              (0.12)
  Distributions (from capital gains)......                 --
Total distributions.......................              (0.12)
                                                      -------
Net Asset Value, End of Period............            $  9.46
                                                      -------
TOTAL RETURN(3)...........................            (4.24)%
  Net Assets, End of Period (thousands)...            $ 6,887
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)..............               0.90%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)...........               1.51%
  Ratio of Net Investment Income to
  Average Net Assets(4)...................               2.42%
  Portfolio turnover rate.................                  1%



(1) Date operations commenced.



(2) Travelers has agreed to reimburse the Fund for expenses in the amount of $21,016 for the period ended December 31, 1998. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.03.



(3) Total return is not annualized, as it may not be representative of the total return for the year.



(4) Annualized

                              FINANCIAL HIGHLIGHTS


                        TRAVELERS QUALITY BOND PORTFOLIO



The financial highlights table provides information to help you understand the Fund's financial performance for the past 3 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.



                                              YEAR ENDED DECEMBER 31,
                                              -----------------------      AUGUST 30, 1996(1) TO
                                                1998           1997          DECEMBER 31, 1996
Net Asset Value,
Beginning of Period.......................    $ 10.36         $10.10              $10.00
Income from Investment Operations:
  Net Investment Income(2)................       0.37           0.43                0.19
  Net Gains on Securities
  (both realized and unrealized)..........       0.51           0.29                0.16
                                              -------         ------              ------
  Total from Investment Operations........       0.88           0.72                0.35
Less Distributions:
  Dividends (from net investment
  Income).................................      (0.37)         (0.43)              (0.19)
  Distributions (from capital gains)......      (0.11)         (0.03)              (0.06)
                                              -------         ------              ------
Total distributions.......................      (0.48)         (0.46)              (0.25)
                                              -------         ------              ------
Net Asset Value, End of Period............    $ 10.76         $10.36              $10.10
                                              -------         ------              ------
TOTAL RETURN(3)...........................       8.49%          7.14%               3.56%
  Net Assets, End of Period
  (thousands).............................    $35,507         $9,468              $5,273
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net Assets
  (with reimbursement)(2)(4)(5)...........       0.63%          0.75%               0.75%
  Ratio of Expenses to Average Net Assets
  (without reimbursement)(2)(4)(5)........       0.63%          1.13%               1.76%
  Ratio of Net Investment Income to
  Average Net Assets(5)...................       5.51%          5.80%               5.62%
  Portfolio turnover rate.................        364%           295%                 35%



(1) Date operations commenced.



(2) Travelers has waived all or part of its fees for the year ended December 31, 1997 and the period ended December 31, 1996. In addition, Travelers has reimbursed the Fund for $10,091 of the Fund's expenses for the period ended December 31, 1996. If such expenses were not reimbursed, the per share decrease in net investment income would have been $0.03 for the year ended December 31, 1997 and for the period ended December 31, 1996.



(3) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower had expenses not been reduced during the period shown or if separate account charges had been reflected.



(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.75%.



(5) Annualized for periods of less than one year.

                              FINANCIAL HIGHLIGHTS
                      U.S. GOVERNMENT SECURITIES PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other years presented were audited by other independent auditors.



                                                        YEAR ENDED DECEMBER 31,
                                                        -----------------------
                                             1998      1997      1996      1995      1994
Net Asset Value,
Beginning of Year.........................  $ 11.65   $ 10.86   $ 12.43   $ 10.58   $ 11.63
Income (loss) from Investment Operations:
  Net Investment Income...................     0.49      0.58      0.68      0.65      0.60
  Net Gains (Losses) on Securities (both
  realized and unrealized)................     0.70      0.79     (0.52)     1.80     (1.23)
                                            -------   -------   -------   -------   -------
  Total Income (loss) from Investment
  Operations..............................     1.19      1.37      0.16      2.45     (0.63)
Less Distributions(1):
  Dividends (from net investment
  Income).................................    (0.50)    (0.58)    (1.55)    (0.60)    (0.39)
  Distributions (from capital gains)......    (0.54)       --     (0.18)       --     (0.03)
                                            -------   -------   -------   -------   -------
Total distributions.......................    (1.04)    (0.58)    (1.73)    (0.60)    (0.42)
                                            -------   -------   -------   -------   -------
Net Asset Value, End of Year..............  $ 11.80   $ 11.65   $ 10.86   $ 12.43   $ 10.58
                                            -------   -------   -------   -------   -------
TOTAL RETURN()............................    10.20%    12.62%     1.46%    24.42%    (5.64)%
  Net Assets, End of Year
  (thousands).............................  $66,454   $35,279   $26,009   $28,192   $24,522
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets..................................     0.45%     0.49%     0.62%     0.56%     0.71%
  Ratio of Net Investment Income to
  Average Net Assets......................     5.31%     6.10%     5.68%     5.80%     5.56%
  Portfolio turnover rate.................      349%      208%      501%      214%       16%



(1) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

                              FINANCIAL HIGHLIGHTS
                              UTILITIES PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.



                                            YEAR ENDED DECEMBER 31,          FEBRUARY 4(1) TO
                                            -----------------------            DECEMBER 31,
                                      1998      1997      1996      1995           1994
Net Asset Value, Beginning of
Period.............................  $ 15.29   $ 12.22   $ 12.85   $ 10.17        $10.00
Income from Investment Operations:
  Net Investment Income............     0.37      0.46      0.47      0.48          0.35
  Net Gains (Losses) on Securities
  (both realized and unrealized)...     2.33      2.63      0.47      2.44         (0.18)
                                     -------   -------   -------   -------        ------
  Total Income from Investment
  Operations.......................     2.70      3.09      0.94      2.92          0.17
Less Distributions(2):
  Dividends (from net investment
  Income)..........................    (0.42)    (0.01)    (0.84)    (0.24)           --
  Distributions (from capital
  gains)...........................    (0.39)    (0.01)    (0.73)       --            --
                                     -------   -------   -------   -------        ------
Total distributions................    (0.81)    (0.02)    (1.57)    (0.24)           --
                                     -------   -------   -------   -------        ------
Net Asset Value, End of Period.....  $ 17.18   $ 15.29   $ 12.22   $ 12.85        $10.17
                                     -------   -------   -------   -------        ------
TOTAL RETURN.......................    18.21%    25.29%     7.47%    29.29%         1.70%(4)
  Net Assets, End of Period
  (thousands)......................  $32,909   $21,413   $18,214   $15,340        $5,757
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with reimbursement)(3)...     0.80%     1.06%     1.07%     1.25%         1.25%(5)
  Ratio of Expenses to Average Net
  Assets (without
  reimbursement)(3)................     0.80%     1.06%     1.07%     1.27%         3.49%(5)
  Ratio of Net Investment Income to
  Average Net Assets...............     3.06%     3.58%     3.88%     4.29%         3.86%(5)
  Portfolio turnover rate..........       51%       68%       39%       25%           32%


(1) Date operations commenced.

(2) Distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.


(3) The ratios of expenses to average net assets for the year ended December 31, 1995 and the period ended December 31, 1994 reflect expense reimbursements by Travelers in connection with voluntary expense limitations.



(4) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.



(5) Annualized.

                                   APPENDIX A



Each Fund invests in various instruments subject to its particular investment policies. The Funds invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.



----------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES           LARGE   DISCIPLINED   DISCIPLINED   STRATEGIC         NWQ      JURIKA &   U.S. GOV'T
                                  CAP         MID CAP     SMALL CAP       STOCK   LARGE CAP        VOYLES   SECURITIES
                                                                                              CORE EQUITY
----------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions       X
----------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts       X                                                 X            X
----------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage
   Securities                                                                                      X            X
----------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options        X          X             X                        X                         X
----------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit            X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Commercial Paper                   X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Convertible Securities                                                               X            X
----------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
   Securities                       X                                                              X
----------------------------------------------------------------------------------------------------------------------
 Debt Securities                    X          X                          X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities         X                                                 X
----------------------------------------------------------------------------------------------------------------------
 Equity Securities                  X          X             X            X           X            X
----------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate
   Instruments                      X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Foreign Securities                 X                                                 X            X
----------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign
   Currency                         X                                                 X
----------------------------------------------------------------------------------------------------------------------
 Futures Contracts                  X          X             X            X           X                         X
----------------------------------------------------------------------------------------------------------------------
 High-Yield, High Risk Bonds        X                                                              X
----------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                X          X             X                        X            X            X
----------------------------------------------------------------------------------------------------------------------
 Indexed Securities                 X
----------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts            X          X             X            X           X                         X
----------------------------------------------------------------------------------------------------------------------
 Investment Company Securities      X          X                          X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned
   Companies                        X          X             X                        X            X
----------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities       X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Letters of Credit                  X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Loan Participations                X
----------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies      X                                                 X
----------------------------------------------------------------------------------------------------------------------
 Options on Index Futures
   Contracts                        X          X             X            X           X                         X
----------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices           X          X             X            X           X
----------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness          X
----------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments    X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements              X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements      X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"      X                        X
----------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market
   Instruments                      X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Swap Agreements                    X
----------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing           X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities         X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand
   Notes                            X          X             X            X           X            X            X
----------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed
   Delivery Securities              X          X             X                        X            X            X
----------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options       X          X             X                        X                         X
----------------------------------------------------------------------------------------------------------------------


  INVESTMENT TECHNIQUES                  LAZARD         MFS
                                  INTERNATIONAL    RESEARCH
                                          STOCK
---------------------------------------------------------------------
 Affiliated Bank Transactions
--------------------------------------------------------------------------------
 American Depositary Receipts           X             X
-------------------------------------------------------------------------------------------
 Asset-Backed Mortgage
   Securities
------------------------------------------------------------------------------------------------------
 Bankers Acceptances                    X             X
-----------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options            X             X
----------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                X             X
----------------------------------------------------------------------------------------------------------------------
 Commercial Paper                       X             X
----------------------------------------------------------------------------------------------------------------------
 Convertible Securities                 X             X
----------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
   Securities
----------------------------------------------------------------------------------------------------------------------
 Debt Securities                        X             X
----------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities             X             X
----------------------------------------------------------------------------------------------------------------------
 Equity Securities                      X             X
----------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate
   Instruments                          X             X
----------------------------------------------------------------------------------------------------------------------
 Foreign Securities                     X             X
----------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign
   Currency                             X             X
----------------------------------------------------------------------------------------------------------------------
 Futures Contracts                      X             X
----------------------------------------------------------------------------------------------------------------------
 High-Yield, High Risk Bonds                          X
----------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                    X             X
----------------------------------------------------------------------------------------------------------------------
 Indexed Securities                     X
----------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                X             X
----------------------------------------------------------------------------------------------------------------------
 Investment Company Securities          X             X
----------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned
   Companies                            X             X
----------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities           X             X
----------------------------------------------------------------------------------------------------------------------
 Letters of Credit                      X             X
----------------------------------------------------------------------------------------------------------------------
 Loan Participations
----------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies          X             X
----------------------------------------------------------------------------------------------------------------------
 Options on Index Futures
   Contracts                            X             X
----------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices               X             X
----------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness
----------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments        X             X
----------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                  X             X
----------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements          X             X
----------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"          X
----------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market
   Instruments                          X             X
----------------------------------------------------------------------------------------------------------------------
 Swap Agreements
----------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing               X             X
----------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities             X             X
----------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand
   Notes                                X             X
----------------------------------------------------------------------------------------------------------------------
 When-Issued and Delayed
   Delivery Securities                  X             X
----------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options           X             X
----------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
  INVESTMENT TECHNIQUES                      UTILITIES   CONV.   EQUITY     FED.     FED.   SOCIAL        MFS       MFS    TRAV.
                                                          BOND   INCOME     HIGH    STOCK   AWARE-     EMERG.   MID CAP    QUAL.
                                                                           YIELD              NESS     GROWTH    GROWTH    BOND
---------------------------------------------------------------------------------------------------------------------------------
 Affiliated Bank Transactions                                      X
---------------------------------------------------------------------------------------------------------------------------------
 American Depositary Receipts                              X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Mortgage Securities                          X                X        X                                       X
---------------------------------------------------------------------------------------------------------------------------------
 Bankers Acceptances                             X         X       X        X        X                  X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Buying Put and Call Options                     X         X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit                         X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Commercial Paper                                X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Convertible Securities                                    X                X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed Securities                         X       X        X        X                  X                    X
---------------------------------------------------------------------------------------------------------------------------------
 Debt Securities                                           X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Emerging Market Securities                                X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Equity Securities                               X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Floating & Variable Rate Instruments            X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                                        X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts on Foreign Currency                             X                          X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts                               X         X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 High-Yield, High Risk Bonds                                       X        X        X                  X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Illiquid Securities                             X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities                                        X       X                          X                              X
---------------------------------------------------------------------------------------------------------------------------------
 Index Futures Contracts                         X         X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Investment Company Securities                             X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Investment in Unseasoned Companies              X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Lending Portfolio Securities                    X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Letters of Credit                               X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Loan Participations                                               X        X        X                  X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies                                     X                          X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Index Futures Contracts              X         X       X                 X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices                        X                 X                 X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------
 Other Direct Indebtedness                                         X        X        X
---------------------------------------------------------------------------------------------------------------------------------
 Real Estate-Related Instruments                 X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                           X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                   X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Short Sales "Against the Box"                   X         X       X        X        X        X                    X
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Money Market Instruments             X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Swap Agreements                                                   X
---------------------------------------------------------------------------------------------------------------------------------
 Temporary Bank Borrowing                        X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                      X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Variable Amount Master Demand Notes             X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 When-Issued & Delayed Delivery Securities       X         X       X        X        X        X         X          X         X
---------------------------------------------------------------------------------------------------------------------------------
 Writing Covered Call Options                    X         X       X        X        X        X         X          X
---------------------------------------------------------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                           THE TRAVELERS SERIES TRUST



Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:


                             CALL -- 1-800-842-9368

--------------------------------------------------------------------------------

             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183


--------------------------------------------------------------------------------


                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov



Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC 20549-6009

                           THE TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS
                             (SERIES 2000 AND 2005)

                      GOAL -- HIGH CONSISTENT TOTAL RETURN
                          WITH PRESERVATION OF CAPITAL

The Travelers Series Trust (the "Trust") is an open-end management investment company (mutual fund) consisting of multiple portfolios, each with its own investment objective and policies. Only the portfolios (the "Funds") listed above are described in this prospectus.

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Funds serve as funding options for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                            TELEPHONE 1-800-842-9368

                                   PROSPECTUS

                                  May 1, 1999

TABLE OF CONTENTS

                                 Page
Goals and Investments..........    2

Fund Performance...............    2

Investments and Practices......    3

Management.....................    5

   Investment Adviser..........    5

   Portfolio Manager...........    5

Legal Proceedings..............    5

                                 Page

Year 2000 Compliance...........    5
Euro Conversion................    6

Shareholder Transactions and       6
  Pricing......................

Tax Consequences of Dividends      8
  and Distributions............

Financial Highlights...........    9

Appendix A.....................  A-1

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

            ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)

                             Goals and Investments

                                           INVESTMENT ADVISER:  TAMIC

                                           PORTFOLIO MANAGER:  David A. Tyson
FUND'S OBJECTIVE:     High consistent
                      total return with
                      preservation of
                      capital

KEY INVESTMENTS:      Zero coupon
                      securities

SELECTION PROCESS: The Funds invest at least 65% of its assets in zero coupon securities. A zero coupon security pays no cash income but is acquired at a substantial discount from its value at maturity. These securities may be issued by the U.S. Government, domestic corporations or foreign issuers. Each Fund also may invest the remaining 35% of its assets in non-zero coupon securities, such as common stock, bonds and money market instruments.

PRINCIPAL RISKS: Each Fund is most subject to fixed-income securities risk, where market values move in the opposite direction of interest rates, and sector risk, where market values are impacted by a concentration in zero coupon bonds that tend to be more volatile than the general market. The Fund may be subject to foreign markets securities risks, where market values may be impacted by limited trading, currency exchange, political or economic instability, or other factors. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to this prospectus and the SAI.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund's investments include foreign securities. For a complete list of all investments available to the Fund, please see Appendix A of this prospectus.

                                FUND PERFORMANCE

The charts and tables below show how an investment in each Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by Travelers. The tables compare each Fund's performance with the Merrill Lynch Zero Coupon Index (5 year and 10 year). Past performance can give some indication of each Fund's risk but does not guarantee future results.

                    YEAR-BY YEAR % TOTAL RETURNS AS OF 12/31
                                 (SERIES 2000)
[SERIES 2000 PERFORMANCE GRAPH]

                               ZERO COUPON
                                BOND FUND
                                PORTFOLIOS
                              (SERIES 2000)
'96                                2.76
'97                                7.20
'98                                7.58

                 Fund commenced operations on October 11, 1995.

Best Quarter:                           3rd (98)                           3.49%
Worst Quarter:                          1st (96)                         (1.51)%

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                           1 year   Life of Fund
                           ------   -------------
Zero Coupon                 7.58%       6.41%
(Series 2000)
Merrill Lynch Zero (5      10.58%      10.42%
yr.)

                    YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31
                                 (SERIES 2005)
[SERIES 2000 PERFORMANCE GRAPH]

                               ZERO COUPON
                                BOND FUND
                                PORTFOLIOS
                              (SERIES 2005)
'96                                0.90
'97                               11.63
'98                               12.26

                 Fund commenced operations on October 11, 1995.

Best Quarter:                           3rd (98)                           8.03%
Worst Quarter:                          1st (96)                         (5.19)%

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998

                             1 year   Life of Fund
                             ------   -------------
Zero Coupon                  12.26%       9.14%
(Series 2005)
Merrill Lynch Zero (10       15.52%      13.22%
yr.)

                           INVESTMENTS AND PRACTICES

The Funds invests in various instruments subject to their investment policy. The Fund may invest in all of the following, as described in the overview for the Funds, and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the back cover of this prospectus. No Fund guarantees it will reach its investment objective, and you may lose money by investing in any fund.

FIXED INCOME INVESTMENTS
                               The Fund may invest in fixed income securities. Fixed income securities include U.S. Government obligations, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

  Zero Coupon Securities:
                               If shares of a Fund are redeemed prior to the Fund's maturity, an investor may experience a significantly different investment return than was anticipated at the time of purchase.

                               Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates.

                               Proceeds from the sale of zero securities may not be reinvested at the same interest rate which was available at the time of purchase.

  Generally:
                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

EQUITIES
                               The Fund may invest in equity securities. Equity securities include common and preferred stocks, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments.

                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company.

FOREIGN SECURITIES
                               An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets. Foreign securities may be less liquid than U.S. securities.

DERIVATIVES AND HEDGING
TECHNIQUES
                               Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

                               -  To hedge against the economic impact of
                                  adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

                               -  As a substitute for buying or selling
                                  securities
                               -  To enhance return

                               Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

SELECTION RISK
                               Fund investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

INVESTMENT OBJECTIVES
                               Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice, and, in general, supervises and manages the investment program for the funds described in this prospectus. TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

For the year ended December 31, 1998, the Zero Coupon Bond Fund Portfolios each paid TAMIC a fee equal on an annual basis to 0.10% of the average daily net assets of each Portfolio. This percentage also reflects the maximum advisory fee payable to TAMIC.

PORTFOLIO MANAGER

The Zero Coupon Bond Fund Portfolios are managed by David A. Tyson, Ph.D., CFA. Mr. Tyson is currently Senior Vice President and the head of Traveler's Portfolio Management Group. His previous responsibilities include managing The Travelers Derivatives, Mortgage-Backed and Quantitative Investment Groups. Mr. Tyson joined Travelers in 1985 and TAMIC in 1994.

                               LEGAL PROCEEDINGS

There are no material pending legal proceedings affecting the Trust, and it has been advised by TAMIC and the Trust's principal underwriter that neither of them have any material pending legal proceedings affecting them.

                              YEAR 2000 COMPLIANCE

Travelers ("the Company") is highly dependent on computer systems and system applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs necessary to address the Year 2000 issue and developed a comprehensive plan to address the issue. This issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.

The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.

The total pre-tax cost associated with the required modifications and conversions is expected to be between $25 million and $35 million and is being expensed by the Company as incurred in the period 1996 through 1999. The Company has incurred approximately $22 million to date on these efforts. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on certain operations of the Series Trust.

In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.

EURO CONVERSION

On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries now issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which are then converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refer to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series or Funds, each with only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of a Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

Each Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of charges in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange would more accurately reflect the fair market value of such securities).

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Trust computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Trust retains the right to refuse a purchase order. The Trust may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

                              FINANCIAL HIGHLIGHTS
                        ZERO COUPON BOND FUND PORTFOLIOS

The financial highlights table provides information to help you understand the Funds' financial performance for the past 4 periods. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other periods presented were audited by other independent auditors.

                                               YEAR ENDED DECEMBER 31,                   YEAR ENDED DECEMBER 31,
                                               -----------------------                   -----------------------
                                                    (SERIES 2000)                             (SERIES 2005)
                                                                  OCTOBER 11,                               OCTOBER 11,
                                                                   1995(1) TO                                1995(1) TO
                                                                  DECEMBER 31,                              DECEMBER 31,
                                        1998     1997     1996        1995        1998     1997     1996        1995
Net Asset Value,
Beginning of Period..................  $10.09   $ 9.96   $10.31      $10.00      $10.53   $ 9.97   $10.48      $10.00
Income (loss) from Investment
Operations:
  Net Investment Income(3)(4)........    0.59     0.59     0.50        0.13        0.55     0.60     0.48        0.13
  Net Gains (Losses) on Securities
  (both realized and unrealized).....    0.17     0.13    (0.22)       0.18        0.74     0.56    (0.38)       0.35
                                       ------   ------   ------      ------      ------   ------   ------      ------
  Total Income from Investment
  Operations.........................    0.76     0.72     0.28        0.31        1.29     1.16     0.10        0.48
Less Distributions():
  Dividends (from net investment
  income)............................   (0.59)   (0.59)   (0.63)         --       (0.56)   (0.60)   (0.61)         --
                                       ------   ------   ------      ------      ------   ------   ------      ------
Total Distributions..................   (0.59)   (0.59)   (0.63)         --       (0.56)   (0.60)   (0.61)         --
                                       ------   ------   ------      ------      ------   ------   ------      ------
Net Asset Value, End of Period.......  $10.26   $10.09   $ 9.96      $10.31      $11.26   $10.53   $ 9.97      $10.48
                                       ------   ------   ------      ------      ------   ------   ------      ------
TOTAL RETURN(2)......................    7.58%    7.20%    2.76%       3.10%      12.26%   11.63%    0.90%       4.80%
  Net Assets, End of Period
  (thousands)........................  $1,953   $1,757   $1,565      $1,029      $3,170   $2,357   $2,054      $1,050
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets (with
  reimbursement)(3)(4)(5)(6).........    0.15%    0.15%    0.15%       0.15%       0.15%    0.15%    0.15%       0.15%
  Ratio of Expenses to Average Net
  Assets (without
  reimbursement)(3)(4)(5)(6).........    2.09%    1.80%    2.49%       6.51%       1.61%    1.52%    2.17%       6.48%
  Ratio of Net Investment Income to
  Average Net Assets(6)..............    5.74%    5.88%    5.74%       5.61%       5.63%    6.11%    6.14%       5.89%
  Portfolio turnover rate............       0%      29%      33%         34%          3%       9%      17%         23%

(1) Date operations commenced.

(2) Total return is actual and has not been annualized, as it may not be representative of the total return for the year. The total return would have been lower if separate account charges had been reflected.

(3) For the years ended December 31, 1998, 1997, and 1996, and the period ended December 31, 1995, Travelers reimbursed the Series 2000 Fund for $35,705, $27,177, $31,032 and $14,257 in expenses, respectively. If such expenses were not reimbursed, the per share decrease of net investment income for the years ended December 31, 1998, 1997 and 1996, and the period ended December 31, 1995 would have been $0.19 $0.16, $0.20 and $0.14, respectively.

(4) For the years ended December 31, 1998, 1997 and 1996, and the period ended December 31, 1995, Travelers reimbursed the Series 2005 Fund $38,063, $28,361, $30,922, and $14,256 in expenses, respectively. If such expenses were not reimbursed the per share decrease of net investment income for the years ended December 31, 1998, 1997 and 1996, and the period ended December 31, 1995 would have been $0.14, $0.13, $0.15 and $0.14, respectively.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.15%.

(6) Annualized.

                                   APPENDIX A
                        ZERO COUPON BOND FUND PORTFOLIOS

The Funds invest in various instruments subject to their investment objective. The following techniques and practices are all available to the Funds, and are described, together with their risks, in the SAI.

Investments and investment techniques available to the Fund:

American Depositary Receipts
Asset-Backed Mortgage Securities
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Debt Securities
Emerging Market Securities
Equity Securities
Floating and Variable Rate Instruments
Foreign Securities
Futures Contracts
Illiquid Securities
Index Futures Contracts
Investment Company Securities
Investment in Unseasoned Companies
Options on Index Futures Contracts
Real Estate-Related Instruments
Repurchase Agreements
Short-Term Money Market Instruments
Temporary Bank Borrowing
U.S. Government Securities
Variable Amount Master Demand Notes
When-Issued Delayed Delivery Securities
Writing Covered Call Options

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS
                         (Series 2000 and Series 2005)

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-800-842-9368
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                           THE TRAVELERS SERIES TRUST

                           CONVERTIBLE BOND PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                      DISCIPLINED SMALL CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                      JURIKA & VOYLES CORE EQUITY PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                             MFS RESEARCH PORTFOLIO
                             NWQ LARGE CAP PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                            STRATEGIC STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                               UTILITIES PORTFOLIO
             ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)




                                   May 1, 1999

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the applicable The Travelers Series Trust's prospectus dated May 1, 1999 and the 1998 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     Phone number 860-277-0111 (collect); or
                            800-842-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                          PAGE

Investment Objectives, Policies, Risks and Certain Restrictions........     1
Investment Restrictions................................................    31
Valuation and Pricing..................................................    33
Distributions..........................................................    34
Trustees and Officers..................................................    34
Declaration of Trust...................................................    37
Investment Advisory Services...........................................    37
Redemptions in Kind....................................................    46
Brokerage..............................................................    46
Portfolio Turnover Rate................................................    49
Fund Administration....................................................    50
Shareholder Rights.....................................................    51
Tax Status.............................................................    51
Financial Statements...................................................    53
Additional Information.................................................    53
Appendix...............................................................    54

         INVESTMENT OBJECTIVES, POLICIES, RISKS AND CERTAIN RESTRICTIONS

The Travelers Series Trust is registered with the Securities and Exchange Commission ("SEC"), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the "Declaration of Trust") authorizes the Board of Trustees ("Board") to divide the Trust's shares into two or more series related to separate investment portfolios (Funds) and further allows the Board to establish additional series at any time.

The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund except MFS Mid Cap Growth Portfolio is diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that a Fund will achieve its investment objective.

Each Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that each Fund may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Funds' investments and investment techniques follows the chart.

-----------------------------------------------------------------------------------------------------------------------------
                                          CONVERTIBLE    DISCIPLINED     DISCIPLINED     EQUITY      FEDERATED    FEDERATED
INVESTMENT TECHNIQUE                          BOND         MID CAP        SMALL CAP      INCOME     HIGH YIELD      STOCK
-----------------------------------------------------------------------------------------------------------------------------

Affiliated Bank Transactions                                                               X
-----------------------------------------------------------------------------------------------------------------------------

American Depositary Receipts                   X                                           X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Asset-Backed Mortgage Securities               X                                                         X            X
-----------------------------------------------------------------------------------------------------------------------------

Bankers' Acceptances                           X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Buying Put and Call Options                    X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit                        X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Commercial Paper                               X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Convertible Securities                         X                                                         X            X
-----------------------------------------------------------------------------------------------------------------------------

Corporate Asset-Backed Securities              X                                           X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Debt Securities                                X              X                            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Emerging Market Securities                     X                                           X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Equity Securities                              X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Floating & Variable Rate Instruments           X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Foreign Securities                             X                                           X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Forward Contracts on Foreign Currency                                                      X
-----------------------------------------------------------------------------------------------------------------------------

Futures Contracts                              X              X               X            X                          X
-----------------------------------------------------------------------------------------------------------------------------

High-Yield, High-Risk Bonds                                                                X             X
-----------------------------------------------------------------------------------------------------------------------------

Illiquid Securities                            X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Indexed Securities                             X                                           X
-----------------------------------------------------------------------------------------------------------------------------

Index Futures Contracts                        X              X               X            X                          X
-----------------------------------------------------------------------------------------------------------------------------

Investment Company Securities                  X              X                            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Investment in Unseasoned Companies             X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Lending Portfolio Securities                   X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Letters of Credit                              X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Loan Participations                                                                        X             X            X
-----------------------------------------------------------------------------------------------------------------------------

Money Market Instruments                       X              X               X            X             X            X
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                             CONVERTIBLE   DISCIPLINED    DISCIPLINED    EQUITY     FEDERATED   FEDERATED
INVESTMENT TECHNIQUE                            BOND         MID CAP       SMALL CAP     INCOME    HIGH YIELD     STOCK
---------------------------------------------------------------------------------------------------------------------------

Options on Foreign Currencies                                                               X
---------------------------------------------------------------------------------------------------------------------------

Options on Index Futures Contracts                X             X              X            X                       X
---------------------------------------------------------------------------------------------------------------------------

Options on Stock Indices                                        X              X            X                       X
---------------------------------------------------------------------------------------------------------------------------

Other Direct Indebtedness                                                                   X           X           X
---------------------------------------------------------------------------------------------------------------------------

Real Estate-Related Instruments                   X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements                             X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Reverse Repurchase Agreements                     X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Short-Term Money Market Instruments               X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Short Sales "Against the Box"                     X                            X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Swap Agreements                                                                             X
---------------------------------------------------------------------------------------------------------------------------

Temporary Bank Borrowing                          X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities                        X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Variable Amount Master Demand Notes               X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

When-Issued & Delayed Delivery Securities         X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

Writing Covered Call Options                      X             X              X            X           X           X
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        LAZARD            MFS        MFS
INVESTMENT TECHNIQUE                        JURIKA &                 INTERNATIONAL     EMERGING    MID CAP        MFS
                                             VOYLES     LARGE CAP       STOCK          GROWTH     GROWTH       RESEARCH
---------------------------------------------------------------------------------------------------------------------------

Affiliated Bank Transactions                                X
---------------------------------------------------------------------------------------------------------------------------

American Depositary Receipts                    X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Asset-Backed Mortgage Securities                X                          X
---------------------------------------------------------------------------------------------------------------------------

Bankers' Acceptances                            X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Buying Put and Call Options                                 X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit                         X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper                                X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Convertible Securities                          X                          X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Corporate Asset-Backed Securities               X           X                              X
---------------------------------------------------------------------------------------------------------------------------

Debt Securities                                 X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Emerging Market Securities                                  X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Equity Securities                               X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Floating & Variable Rate Instruments            X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Foreign Securities                              X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Forward Contracts on Foreign Currency                       X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Futures Contracts                                           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

High-Yield, High-Risk Bonds                                 X                              X          X
---------------------------------------------------------------------------------------------------------------------------

Illiquid Securities                             X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Indexed Securities                                          X              X
---------------------------------------------------------------------------------------------------------------------------

Index Futures Contracts                                     X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Investment Company Securities                   X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Investment in Unseasoned Companies              X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Lending Portfolio Securities                    X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Letters of Credit                               X           X              X               X          X             X
---------------------------------------------------------------------------------------------------------------------------

Loan Participations                                         X                              X
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                        LAZARD            MFS        MFS
INVESTMENT TECHNIQUE                        JURIKA &                 INTERNATIONAL     EMERGING    MID CAP        MFS
                                             VOYLES     LARGE CAP       STOCK           GROWTH     GROWTH       RESEARCH
-------------------------------------------------------------------------------------------------------------------------


Options on Foreign Currencies                                 X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Options on Index Futures Contracts                            X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Options on Stock Indices                                      X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Other Direct Indebtedness                                     X
-------------------------------------------------------------------------------------------------------------------------

Real Estate-Related Instruments                   X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements                             X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Reverse Repurchase Agreements                     X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Short Sales "Against the Box"                                 X              X                        X
-------------------------------------------------------------------------------------------------------------------------

Short-Term Money Market Instruments               X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Swap Agreements                                               X
-------------------------------------------------------------------------------------------------------------------------

Temporary Bank Borrowing                          X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities                        X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Variable Amount Master Demand Notes               X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

When-Issued & Delayed Delivery Securities         X           X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------

Writing Covered Call Options                                  X              X             X          X           X
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 ZERO COUPON
INVESTMENT TECHNIQUE                       NWQ      SOCIAL                 TRAVELERS       U.S.                   BOND FUND
                                          LARGE   AWARENESS    STRATEGIC    QUALITY       GOV'T                 (SERIES 2000
                                           CAP      STOCK        STOCK       BOND       SECURITIES   UTILITIES     & 2005)
-------------------------------------------------------------------------------------------------------------------------------

Affiliated Bank Transactions
-------------------------------------------------------------------------------------------------------------------------------

American Depositary Receipts                X         X                        X                                      X
-------------------------------------------------------------------------------------------------------------------------------

Asset-Backed Mortgage Securities                                               X            X                         X
-------------------------------------------------------------------------------------------------------------------------------

Bankers' Acceptances                        X                      X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Buying Put and Call Options                 X                                               X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Certificates of Deposit                     X         X            X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Commercial Paper                            X         X            X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Convertible Securities                      X         X                        X                        X             X
-------------------------------------------------------------------------------------------------------------------------------

Corporate Asset-Backed Securities                                              X                                      X
-------------------------------------------------------------------------------------------------------------------------------

Debt Securities                             X         X            X           X            X                         X
-------------------------------------------------------------------------------------------------------------------------------

Emerging Market Securities                  X         X                                                               X
-------------------------------------------------------------------------------------------------------------------------------

Equity Securities                           X         X            X           X                        X             X
-------------------------------------------------------------------------------------------------------------------------------

Floating & Variable Rate Instruments        X         X            X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Foreign Securities                          X         X                        X                                      X
-------------------------------------------------------------------------------------------------------------------------------

Forward Contracts on Foreign Currency       X         X
-------------------------------------------------------------------------------------------------------------------------------

Futures Contracts                           X         X            X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

High-Yield, High-Risk Bonds                                                    X
-------------------------------------------------------------------------------------------------------------------------------

Illiquid Securities                         X         X                        X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Indexed Securities                                    X                        X
-------------------------------------------------------------------------------------------------------------------------------

Index Futures Contracts                     X         X            X           X            X           X             X
-------------------------------------------------------------------------------------------------------------------------------

Investment Company Securities               X         X            X           X            X                         X
-------------------------------------------------------------------------------------------------------------------------------

Investment in Unseasoned Companies          X         X                        X                        X             X
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      ZERO COUPON
INVESTMENT TECHNIQUE                         NWQ        SOCIAL                 TRAVELERS       U.S.                    BOND FUND
                                            LARGE     AWARENESS    STRATEGIC    QUALITY       GOV'T                   (SERIES 2000
                                             CAP        STOCK        STOCK       BOND       SECURITIES   UTILITIES      & 2005)
-----------------------------------------------------------------------------------------------------------------------------------

Lending Portfolio Securities                  X           X            X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

Letters of Credit                             X           X            X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

Loan Participations
-----------------------------------------------------------------------------------------------------------------------------------

Options on Foreign Currencies                 X                                                             X
-----------------------------------------------------------------------------------------------------------------------------------

Options on Index Futures Contracts            X                        X           X            X                         X
-----------------------------------------------------------------------------------------------------------------------------------

Options on Stock Indices                      X                        X                                    X
-----------------------------------------------------------------------------------------------------------------------------------

Other Direct Indebtedness                                 X
-----------------------------------------------------------------------------------------------------------------------------------

Real Estate-Related Instruments               X           X            X           X            X                         X
-----------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements                         X           X            X           X            X           X             X
-----------------------------------------------------------------------------------------------------------------------------------

Reverse Repurchase Agreements                 X           X            X           X            X
-----------------------------------------------------------------------------------------------------------------------------------

Short Sales "Against the Box"                             X                                                 X
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Money Market Instruments           X           X            X           X            X           X             X
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements
-----------------------------------------------------------------------------------------------------------------------------------

Temporary Bank Borrowing                      X           X            X           X            X                         X
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government Securities                    X           X            X           X            X           X             X
-----------------------------------------------------------------------------------------------------------------------------------

Variable Amount Master Demand Notes           X           X            X           X            X           X             X
-----------------------------------------------------------------------------------------------------------------------------------

When-Issued & Delayed Delivery
Securities                                    X           X                        X            X                         X
-----------------------------------------------------------------------------------------------------------------------------------

Writing Covered Call Options                  X           X                                     X           X             X
-----------------------------------------------------------------------------------------------------------------------------------


The following section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET INSTRUMENTS. Certain Portfolios, may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Portfolios.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Funds do not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Funds do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., a Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which a Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by a Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Funds' investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Corporation ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED SECURITIES. Certain Funds may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield-maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Funds' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser or subadviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. A Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, a Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Funds do not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when a Fund commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner will be advantageous to the Funds. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, a Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Funds' right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Funds elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Funds' custodian, subject to a subcustodian agreement approved by the Portfolio between that bank and the Funds' custodian.

The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. Each Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Fund will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, a Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by a Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by a Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, a Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Fund has received no cash. Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on a Fund to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on a Fund to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Funds expect to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The value of a Fund's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Funds also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover, Funds may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. A Fund may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of a Fund, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

DEBT SECURITIES. Debt securities held by a Fund may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Funds may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by certain Funds, and a Fund may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, a Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

A Fund may, from time to time, own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Fund even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if a Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. A Fund's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

                  CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

                  DIVERSIFICATION. A Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                  ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by a Fund investing in these bonds of its investment objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Funds may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stock at a future date for a fixed price.

A Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the Portfolio will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the Portfolio's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolio will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

The use of options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

STOCK INDEX FUTURES CONTRACTS. Certain Funds may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Funds also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

BUYING PUT AND CALL OPTIONS. Certain Funds may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. A Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

A Fund pays a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

A Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

A Fund uses put and call options for bona fide hedging purposes only. The adviser or subadviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the adviser or subadviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the adviser or subadviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. Certain Funds may write or sell covered call options. Certain Funds may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures or as a defensive measure. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Funds may only write "covered" options. This means that as long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option, or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits a Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option that it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair a Fund's ability to use such options to achieve its investment objectives.

SWAPS. Swaps are over-the-counter (OTC) agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount, called the notional amount, that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Funds may invest in foreign and/or emerging markets securities. These securities may include U.S. dollar-denominated securities and debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Funds may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on a Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that a Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer a Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities. Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of a Fund's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities. Each Fund may make investments in illiquid securities in an amount not exceeding 15% of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Funds will not bear the expense of such registration. In determining securities subject to the percentage limitation, a Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by a Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.


LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. Each Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in a Fund's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, a Fund may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Certain Funds may invest in debt obligations which involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

TEMPORARY BANK BORROWING: Certain Funds may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Funds may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Subasviser, are of investment quality comparable to other permitted investments of the Funds may be used for letter of credit-backed investment.

INVESTMENT IN UNSEASONED COMPANIES: Certain Funds may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. The Funds have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Funds may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit care receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Funds may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Funds may involve revolving credit facilities or other standby financing commitments which obligate the Funds to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Funds may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT COMPANY SECURITIES: Generally, the Funds may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

AFFILIATED BANK TRANSACTIONS: Certain Funds may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities, U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. The Board of Trustees and the subadvisers of Funds engaged in affiliated bank transactions have established and will periodically review procedures applicable to transactions involving affiliated financial institutions.

INDEXED SECURITIES: Certain Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the Unites States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES "AGAINST THE BOX": Some Funds may enter into a short sale against the box. If a Fund decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.


CONVERTIBLE BOND PORTFOLIO

Convertible Bond Portfolio's investment objective is to seek current income and capital appreciation by investing in convertible securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities ("synthetic convertible securities"). Under normal circumstances, the Fund invests at least 65% of its assets in convertible securities. It may invest up to 35% of its assets in synthetic convertible securities and in equity and debt securities that are not convertible into common stock.

The Fund is not required to sell securities to conform to this 65% limitation and may retain, on a temporary basis, securities received upon conversion of convertible securities or upon exercise of warrants or call options that are components of synthetic convertible securities pending an orderly disposition, to establish long-term holding periods for tax purposes, or for other reasons.

Other investments are allowed, including, but not limited to, unlimited investments in synthetic convertible securities and in equity and debt securities that are not convertible into common stock, when deemed appropriate by the adviser for temporary defensive purposes and up to 10% of its assets to purchase put options on securities for hedging purposes.

The Fund will not invest in fixed-income securities that are rated lower than B by Moody's or S&P or comparable unrated securities.

In pursuing its objective, Convertible Bond Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


DISCIPLINED MID CAP STOCK PORTFOLIO

Disciplined Mid Cap Stock Portfolio's investment objective is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. As discussed in the prospectus, the subadviser selects stocks of companies with capitalizations ranging generally from $1.5 billion to $5 billion. In order to achieve consistent relative performance,

TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the Standard & Poor's 400 Stock Index ("S&P 400 Index"). The S&P 400 Index is a value-weighted stock index consisting of 400 mid-sized U.S. companies.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the S&P
400. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the S&P 400, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the Fund's cash position, are not generally expected to impact more than 20% of the Fund's assets any one time.

In pursuing its objective, Disciplined Mid Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


DISCIPLINED SMALL CAP STOCK PORTFOLIO

Disciplined Small Cap Stock Portfolio's investment objective is to seek long-term capital appreciation by investing primarily (at least 65% of its total assets) in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment. As discussed in the prospectus, the subadviser selects stocks of small capitalization companies that fall in the lowest 20% of market capitalization, currently those with a median market capitalization of $1.5 billion or less. Stocks are selected based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.

In order to provide consistent relative performance, the Fund holds a portfolio that is comparable to the Russell 2000 Stock Index in terms of overall risk, economic sector weightings, and market capitalization. The Russell 2000 is a broad-based index of the smaller cap segment of the U.S. stock market. By linking its investment strategy to the Russell 2000 Stock Index, the Fund provides diversified exposure to the universe of stocks that comprise the lowest 20% of market capitalization of publicly traded companies in the U.S. with capitalizations of less than $1.5 billion. However, the Fund is not an index fund and is not limited to investing in the stocks that comprise the Russell 2000 Stock Index. Over time, the Fund is expected to exhibit performance volatility that is similar to that of the Russell 2000 Stock Index. Of course, there can be no assurance the Fund's total return, before or after expenses, will match or exceed that of the Russell 2000 Stock Index.

The Fund's active investment strategy focuses primarily on individual stock selection. In selecting the Fund's holdings, the subadviser applies a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the Russell 2000. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria overweighted relative to the benchmark index. In general, the discipline favors stocks that demonstrate an improving trend of earnings and also appear attractive based on measures of fundamental value. While these securities have the potential to outperform the securities represented in the Russell 2000, they may in fact be more volatile or have a lower return than the benchmark index. Equity securities have historically demonstrated long-term growth in value, but their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies.

Under normal circumstances, the Fund seeks to maintain full exposure to its stock universe. The Fund's investments in exchange-traded stock index futures contracts, to provide equity exposure to the Fund's cash position, are not generally expected to impact more than 20% of the Fund's assets any one time.

In pursuing its objective, Disciplined Small Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


EQUITY INCOME PORTFOLIO

Equity Income Portfolio's investment objective is to seek reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Fund's total assets are invested in these securities. The Fund has the flexibility, however, to invest the balance of its assets in all types of domestic and foreign securities, including bonds. The Fund seeks to achieve a yield greater than that of the Russell 1000 and Russell 3000. The Fund does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Fund's investments, the subadviser also considers the potential for capital appreciation.

The value of the Fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. The Fund seeks to spread investment risk by diversifying its holdings among many companies and industries.

The subadviser normally invests the Fund's assets according to its investment strategy. The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default in the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The subadviser may use various investment techniques to hedge the Fund's risks or to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values, but there is no guarantee that these strategies will work as intended.

The Fund generally purchases debt securities that are rated investment grade or higher by a rating agency, or, if unrated, judged to be of equivalent quality by the subadviser. The Fund may, however, invest up to 20% of its assets in lower than Baa-quality debt securities. (See the Appendix for a discussion of agency ratings.)

Equity Income Portfolio currently is subject to the following fundamental investment restrictions. The Fund may not:

         (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result; more than 5% of the Fund's total assets would be invested in the securities of that issuer or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2)      issue senior securities, except as permitted under the 1940
                  Act;

         (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

         (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

         (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies.

- The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

- The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

- The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions). The Fund will not borrow money in excess of 33 1/3% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The Fund will not borrow from other funds advised by the subadviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Fund's total assets.

- The Fund does not currently intend to purchase any security if, as a result, more than 15% of its nets assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

- The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instrument and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

- The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by the subadviser or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Fund.


FEDERATED HIGH YIELD PORTFOLIO

Federated High Yield Portfolio's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund generally invests in lower-rated corporate debt obligations. The Fund's investment objective is fundamental.

The Fund invests primarily in fixed-rate corporate debt obligations. The fixed-rate corporate debt obligations in which the Fund may invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, those listed on the chart on Investment Techniques above and the following:

- corporate debt obligations having fixed or floating rates of interest and that are rated BBB or lower by nationally recognized statistical rating organizations or comparable unrated securities;

-        preferred stocks;

-        equipment trust and lease certificates;

-        zero coupon bonds;

-        pay-in-kind securities;

- general obligations of any state, territory, or possession of the United States, or their political subdivisions; and

- equity securities, including synthetic convertible securities and warrants, rights and options.

Under adverse market conditions or to minimize potential losses, the subadviser may assume a temporary defensive position and invest the Fund's assets in cash, cash items, and shorter-term, higher-quality debt securities.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

In pursuing its objective, Federated High Yield Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


FEDERATED STOCK PORTFOLIO

Federated Stock Portfolio's investment objective is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. This investment objective cannot be changed without the approval of shareholders.

The Fund's investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Fund invests primarily in common stocks of companies selected by the subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies are in the top 25% of their industries with regard to revenues. Other factors, such as product position or market share, which the subadviser may consider, may outweigh revenues. Other permitted investments include,but are not limited to: preferred stocks, corporate bonds, notes, and warrants of these companies; and ADRs (in an amount of not more than 10% of its assets).

In pursuing its objective, Federated Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

JURIKA & VOYLES CORE EQUITY PORTFOLIO

Jurika & Voyles Core Equity Portfolio's investment objective is to seek long-term capital appreciation. The Fund invests primarily in the common stock of quality companies of all market capitalizations that offer current value and significant future growth potential.

The Fund invests at least 65% of its total assets in the common stock of companies having market capitalizations at the time of purchase of $500 million and over. The subadviser expects generally that at least 80% of the Fund's equity holdings will fall within this capitalization range. The average and median market capitalizations of securities held by the Fund will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The Fund seeks value in quality companies normally offering lower price-to-earnings multiples and higher earnings growth rates than the S&P 500 or other relevant benchmark. Quality companies generally show significant potential for future growth in earnings, a strong competitive advantage, a clearly defined business focus, strong financial health, and/or management ownership.

The subadviser emphasizes in-house research, which includes personal contacts, site visits and meetings with company management. In unusual circumstances, economic, monetary and other factors, the Fund may assume a temporary, defensive position during which all or a substantial portion of the Fund's assets may be invested in cash and short-term instruments.

Although the Fund may not participate with other Funds on a joint basis in any trading account in securities, the subadviser may aggregate orders and average prices for the sale or purchase of securities with other accounts it manages to reduce brokerage costs.

The Fund may invest up to 35% of its total assets in investment-grade debt securities. The Fund may invest up to 5% net assets in securities denominated in foreign currencies and up to 25% of its total assets in ADRs, but it will limit its investments in any one foreign country to 5% of its total assets. Other investments are allowed, including those described in the prospectus and this SAI. Subject to the investment restrictions set forth below, the Fund may invest in indexed securities (up to 5% of its total assets) and warrants. Mortgage-backed and asset-backed securities in which the Fund may invest may include CMOs and REMICs.

In pursuing its objective, Jurika & Voyles Core Equity Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


LARGE CAP PORTFOLIO

Large Cap Portfolio's investment objective is to seek long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. The subadviser normally invests at least 65% of the Fund's total assets in equity securities of companies with large market capitalizations. For purposes of the Fund's investment policies, large market capitalization companies are defined as those companies with market capitalizations of $1 billion or more at the time of the Fund's investment. Companies whose market capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. The Fund invests primarily in common stocks. Other investments are allowed, including those described in the prospectus and this SAI. The subadviser, on behalf of the Fund, may invest in, or write (as applicable), various futures and option-related techniques and instruments and swap agreements.

The Fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Current holdings and recent investment strategies are described in the Fund's financial reports, which are sent to shareholders twice a year.

Purchase of a debt security is consistent with the Fund's debt quality policy if it is rated at least investment-grade debt by Moody's or S&P, or, if unrated, judged to be of equivalent quality by the subadviser. The Fund currently intends to limit its investments in lower-than-Baa-quality debt securities to less than 35% of its assets.

The Fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by the subadviser or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.

ADJUSTING INVESTMENT EXPOSURE. The Fund may use various investment techniques to hedge a portion of its risks, but there can be no guarantee that these strategies will work as intended. These techniques include transactions in options (listed on a national exchange) and futures and forward contracts on a variety of instruments and indices. The Fund seeks to spread investment risk by diversifying its holdings among companies and industries. The Fund may not buy all of these instruments or use all of these techniques, and those described in the prospectus, to the full extent permitted unless the subadviser believes that doing so will help achieve the Fund's goals.

In pursuing its objective, Large Cap Portfolio currently is subject to the following fundamental investment policies. The Fund will not:

         (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of that issuer, or the Fund would hold more than 10% of the outstanding voting securities of that issuer;

         (2)      issue senior securities, except as permitted under the 1940
                  Act;

         (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

         (4) underwrite securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

         (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);

         (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

         (9) the Fund may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Fund.

The Fund also complies with the following non-fundamental investment policies:

- The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in future contracts and options are not deemed to constitute selling securities short.

- The Fund does not currently intend to purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

- The Fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions). The Fund will not borrow money in excess of 33 1/3% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extent necessary to comply with 33 1/3% limitation. The Fund will not borrow from other funds advised by the subadviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of its total assets.

- The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

- The Fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which the subadviser or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

- The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.


LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard International Stock Portfolio's investment objective is to seek long-term capital appreciation through investing primarily in the equity securities of relatively large non-U.S. companies. The Fund invests principally in the common stocks of non-U.S. companies (although the Fund may have substantial investments in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"), convertible bonds, and other convertible securities.

There is no requirement, however, that the Fund invest exclusively in equity securities, and, if the subadviser deems it to be advisable, the Fund may invest up to 20% of its total asset value in fixed-income securities and short-term money market instruments. The Fund will not invest in fixed-income securities rated lower than investment grade at time of purchase.

Currently the subadviser intends to invest the Fund's assets in companies based in developed markets that the subadviser believes are undervalued based on their return on total capital or equity. Under normal market conditions, the Fund invests at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the subadviser's judgment.

In selecting the Fund's investments, the subadviser seeks to identify inexpensive securities in markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the subadviser seeks to identify financially productive and undervalued companies in those markets. The subadviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The subadviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, the subadviser relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the subadviser communicates with its affiliates in London and Tokyo for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates is limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The Fund may enter into foreign currency exchange forward contracts to hedge against anticipated changes in foreign currency exchange rates. The Fund may invest up to 20% of its total assets in investment-grade fixed-income securities at the time of purchase and short-term money market instruments. In addition, the Fund may invest in letters of credit and in emerging or unseasoned companies.

When the subadviser believes that business or financial conditions warrant, the Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies, U.S. government securities, or short-term money market instruments or cash.

In pursuing its objective, Lazard International Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, are incidental to the Fund's investment objective. The Fund's policy is to invest primarily (i.e., at least 65% of its assets under normal circumstances) in common stocks of companies that are early in their life cycle but appear to have the potential to become major enterprises (emerging growth companies). Such companies generally are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation and have the products, management and market opportunities that are usually necessary to become more widely recognized as growth companies. However, the Fund may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Fund is aggressively managed, and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

The Fund invests primarily in common stocks. The Fund may invest or engage in the following:

- convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments;

- ADRs and foreign, including emerging markets, securities (up to 15% of its total assets) that may be traded on foreign exchanges (currently the subadviser expects generally to invest between 0% to 10% in such securities.);

- foreign currency and forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies;

- covered call and put options and may purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes;

- stock index futures contracts and options on these instruments for hedging and non-hedging purposes, subject to applicable law; and

- up to 5% of the Fund's total assets in lower-quality fixed-income securities ('junk bonds").

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S. government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Emerging Growth Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio's investment objective is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium-market capitalization that the subadviser believes have above-average growth potential. Medium-market capitalization companies have a market capitalization equal to or exceeding $250 million but not exceeding the top range of the Russell Midcap(TM) Growth Index at the time of the Fund's investment.

The Russell Midcap(TM) Growth Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalization companies for the purposes of the Fund's 65% policy.

Consistent with its investment objective, the Fund may invest in up to 20% of its net assets in nonconvertible high-risk, high-yield fixed-income securities that are in the lower rating categories (rated Ba or lower by Moody's or BB or lower by S&P or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (collectively, commonly known as "junk bonds"). Further, the Fund also may invest up to 20% of its net assets in foreign and emerging markets securities that are not traded on a U.S. exchange (not including ADRs).

Other investments are allowed, including those described in the Prospectus and this SAI. The description of these techniques and the associated risks appear in the prospectus. Subject to its investment objective and the investment restrictions set forth below, the Fund may invest in or engage in the following:

-        Brady Bonds

-        indexed securities

The Fund is non-diversified. As a result, the amount of the Fund's assets that may be invested in the securities of any one issuer is limited only by the Fund's investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Fund may invest a relatively high percentage of its assets in a limited number of issuers, it may be more susceptible to any economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

For defensive purposes under unusual market conditions, as a reserve for future investments, or to meet liquidity needs, the subadviser may temporarily invest some or all of the Fund's assets. Temporary investments may include but are not limited to cash or cash equivalents, such as short-term money market instruments, commercial paper, bank obligations, short-term notes, U.S. government securities, certificates of participation and trust certificates representing interests in U.S. government securities, and related repurchase agreements.

In pursuing its objective, MFS Mid Cap Growth Portfolio currently is subject to fundamental investment policies. and operating (non-fundamental) investment policies described below under "Investment Restrictions".


MFS RESEARCH PORTFOLIO

MFS Research Portfolio's investment objective is to provide long-term growth of capital and future income. The Fund's securities are selected by a committee of investment research analysts from the subadviser and from MFS International (U.K.) Limited. The committee allocates the Fund's assets among industries. Individual analysts are then responsible for selecting from within their assigned industry responsibility the securities they view as best suited to meet the Fund's investment objective .

The Fund's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the fundamental restrictions set forth below, the Fund may invest in or engage in the following:

- foreign and emerging market securities (not more than 20% of the Fund's net assets)

-        investment-grade securities (as rated by Moody's, S&P or Fitch)

- high-yield, high-risk securities, commonly known as junk bonds (rated Ba or lower by Moody's or BB or lower by S&P or Fitch) and comparable unrated securities (not more than 10% of the Fund's net assets)

-        warrants (not more than 5% of the Fund's net assets)

In pursuing its objective, MFS Research Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


NWQ LARGE CAP PORTFOLIO

NWQ Large Cap Portfolio's investment objective is to achieve consistent, superior total return with minimum risk to principal. The Fund invests, under normal circumstances, at least 65% of its total assets in the common stocks of companies with above-average statistical value that are in fundamentally attractive industries and that, in the subadviser's opinion, are undervalued at the time of purchase. The Fund may also invest in other equity-related securities consisting of convertible bonds, convertible preferred stocks, rights and warrants. The Fund's policy is to invest in a universe of 1100 companies of medium to large capitalization. Companies with market capitalization under $1 billion are limited to 10% of the Fund's total assets.

The subadviser uses statistical measures to screen for the companies with the best value characteristics such as below-average price-to-earnings and price-to-book ratios, above-average dividend yield and strong financial stability. Further, the subadviser uses normalized earnings to value cyclical companies, focuses on quality of earnings, looks for investment in relative value, and concentrates in industries/sectors with strong long-term fundamentals. As used in this discussion, "fundamentals" vary by industry and relate to factors such as supply and demand, market share, economics, distribution channels, barriers to entry, and organizational factors. An economic "sector" consists of a variety of industries having some similar business characteristics; for example, the producer durables sector includes industries such as aerospace, heavy machinery, and electrical equipment.

In order to capture value, the subadviser uses a multi-disciplined approach to identify market sectors that are early in their cycle of fundamental improvement, investor recognition and market exploitation. In its decision-making process, the subadviser uses business-trend analyses to research industry and company fundamentals. The results are analyzed for the impact of changing worldwide product demand/supply, direction of inflation and interest rates, and expansion/contraction of business cycles. Once the investment team identifies those industries/sectors with positive fundamentals, companies are screened for value characteristics such as below-average price-to-earnings and price-to-book ratios and above-average dividend yield.

Company visits and interviews with management help to verify the value in these potential investments. The subadviser also uses numerous independent firms, as well as in-house resources, for economic, industry and securities research. The Fund will be concentrated in those industries with positive fundamentals and seeks to minimize risk by avoiding industries with deteriorating long-term fundamentals.

The Fund expects the majority of its investments to be companies based in the United States. However, from time to time, shares of foreign-based companies may be purchased if they pass the selection process outlined above.

Other investments are allowed, including, but not limited to, those described below. Subject to its investment objective and the restrictions set forth below, the Fund may invest up to 20% of its total assets in foreign securities such as U.S. dollar-denominated securities of foreign issuers and ADRs.

The Fund will not invest in any security issued by a commercial bank unless: (1) the bank has total assets of at least $1 billion, or the equivalent in other currencies; (2) for U.S. banks, it is a member of the Federal Deposit Insurance Corporation; and, (3) for foreign branches of U.S. banks, the security is comparable in quality to other debt securities the Fund may purchase.

In pursuing its investment objective, NWQ Large Cap Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


SOCIAL AWARENESS STOCK PORTFOLIO

Social Awareness Stock Portfolio's investment objective is long-term capital appreciation and retention of net investment income. The Fund seeks to fulfill this objective by selecting investments, primarily common stocks, that SSBC Fund Management Inc. ("SSBC") (formerly Mutual Management Corp. ("MMC") determines meet its investment screen, based on analysis of data, and, to the extent possible, certain social criteria. SSBC has discretion to determine the source for the data.

The Fund's assets generally are invested in equity securities, primarily common stocks, diversified across industries and companies. For defensive purposes or for temporary investment of cash flows, however, the Fund may invest in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

SOCIAL CRITERIA. SSBC uses certain supportive social criteria in seeking common stocks that are acceptable investments for the Fund. Supportive criteria are such factors as favorable attitudes toward preserving the environment, waste management strategies, and supportive employee work environments. Companies are avoided as unacceptable investments for the Fund if a significant portion of their revenues, as determined by SSBC, is derived from: (1) producing tobacco, tobacco products, alcohol, or military defense systems; or (2) providing military defense related services or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

The Fund's principal objective does not preclude it from realizing short-term gains when the subadviser believes that conditions suggest the Fund's long-term goal is best accomplished by such short-term transactions. Further, if a company fails to meet the Fund's social criteria after it has purchased the company's common stock or if the Fund inadvertently acquires a security that is not an acceptable investment, SSBC may determine to sell such securities within a reasonable period of time. However, the subadviser does not anticipate engaging in active and frequent trading as it generally manages the Fund in a "buy and hold" style.

OPERATING POLICIES. Changes in the Fund's investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The Fund's investments will not be concentrated in any one industry, which means that no more than twenty-five percent of the value of its assets will be invested in any one industry. While the Fund may occasionally invest in foreign securities through ADRs, it is not anticipated that such investments will, at any time, account for more than ten percent of its investment portfolio.

The Fund's assets generally are kept fully invested except that: (1) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (2) reasonable amounts of cash, U.S. government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with its investment policies. When the subadviser determines that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, however, investments may be made in cash and cash investments, bonds, notes, or other evidence of indebtedness, issues publicly or placed privately, deemed to be of suitable credit quality, including U.S. government securities.

The Fund does not intend to make short sales of securities or make purchases on margins, except for short-term credits that are necessary for the clearance of transactions, except as permitted under the 1940 Act.

In pursuing its objective, Social Awareness Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


STRATEGIC STOCK PORTFOLIO

Strategic Stock Portfolio's investment objective is to provide investors with an above average total return through a combination of potential capital appreciation and dividend income. As summarized in the prospectus, the Fund invests primarily in a portfolio of actively traded, dividend paying equity securities comprised of high dividend yield stocks periodically selected from:
(1) the companies included in the Dow Jones Industrial Average (the "DJIA"), and
(2) the companies included in a selected subset of the S&P Industrial Index(TM).

The Fund is not designed to parallel or correlate with, nor is the share price expected to parallel or correlate with any movements in, the DJIA or the S&P Industrial Index. The Fund invests according to the following selection process. First, the subadviser begins with the Dow Jones Industrial Average (Universe #1). The 30 DJIA stocks are ranked according to their dividend yield, and the subadviser selects the 10 highest dividend-yielding stocks. Next, the subadviser examines the S&P Industrial Index (Universe #2) to: (1) remove any stocks that are in the DJIA, and (2) eliminate all stocks that are not rated A or A+ by S&P. Then the subadviser ranks the remaining stocks by market capitalization from highest to lowest, eliminating the lowest 25%. The subadviser then ranks the remaining stocks according to their dividend yield and selects the 15 highest yielding stocks. The Fund's investment portfolio comprises 25 stocks: 10 selected from the DJIA and 15 from the S&P Industrial Index.

HOW THE FUND WORKS

The Fund consists of approximately equal values of 25 stocks (as described above) and remains relatively fixed for about a year, at which time the Fund is adjusted to reflect the new 25 stocks and their weightings. Although the Fund adjusts annually, it is designed for the long-term. The subadviser recommends a holding period for at least three to five years.

Application of the strategic selection process is subject to and limited by the Fund's other investment policies and restrictions. This includes restrictions and limitations required for the Fund to maintain its status as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and those required by the 1940 Act (such as issuer diversification requirements and industry concentration limitations).

The Fund generally follows a "buy and hold" strategy. Except to raise cash for operational purposes, the Fund ordinarily does not sell securities or reevaluate its portfolio investments except as periodically determined by the subadviser. Only a portion of the Fund's assets may be reviewed and adjusted for any given period. As a result, although the Fund may dispose of a security in certain events (e.g., defaulting on payments; a decline in the security's price), the company's adverse financial condition does not necessarily result in its elimination from the Fund prior to scheduled review except under extraordinary circumstances. Similarly, securities held by the Fund ordinarily are not to be sold for the purpose of taking advantage of market fluctuations or changes in anticipated rate of appreciation.

The subadviser intends to maintain the ratio of shares of the strategic securities by purchasing and/or selling approximately proportionate amounts of securities from the Fund in response to purchases made or redemptions requested.

Subject to its investment objective and the restrictions set forth below, the Fund may invest in or engage in the following:

- up to 5% of its total assets in options on equity securities indices, futures contracts on such indices, and options on such futures contracts both for hedging purposes and seeking to enhance gain; and

- up to 5% of its total assets in securities of other registered investment companies that seek to provide investment results that generally correspond to the performance of securities included in one or more broad market indices.

Pending investment and for temporary defensive purposes the Fund may invest without limit in short-term, high quality fixed income securities and in money-market instruments.

In pursuing its objective, Strategic Stock Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

Note: The DJIA is the property of Dow Jones & Company, Inc. Dow Jones & Company, Inc. has not granted a license for use by Strategic Stock Portfolio. Dow Jones & Company, Inc. has not participated in any way in the creation of the Strategic Stock Portfolio or in the selection of the stocks included in its investment portfolio and has not approved any information herein relating thereto. "Standard & Poor's", "S&P", and "S&P Industrial Index are trademarks of The McGraw-Hill Companies, Inc., which have not been licensed for use by Strategic Stock Portfolio. It is not sponsored, managed, sold or promoted by Standard & Poor's.


TRAVELERS QUALITY BOND PORTFOLIO

Travelers Quality Bond Portfolio's investment objective is to seek current income, moderate capital volatility and total return. The Fund's assets are primarily invested in debt obligations, including, but not limited to:

-        treasury bills;

-        repurchase agreements;

-        commercial paper and other short term instruments;

-        bank certificates of deposit and bankers' acceptances; and

- publicly traded debt securities, including bonds, notes, and debentures; and

-        equipment trust certificates.

Permissible securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or a different issuer, or participation based on revenues, sales or profits. The adviser anticipates that the Fund will maintain an average portfolio duration not exceeding five years. In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average duration. Investment in longer-term obligations may be made if the investment adviser concludes that the investment yields justify a longer-term commitment. No more than 25% of the value of the Fund's assets will be invested in any one industry.

The Fund is actively managed, and investments may be sold prior to maturity if the adviser deems it to be advantageous in light of factors such as market conditions or brokerage costs. While the Fund's investments are generally not listed securities, there are firms that make markets in the type of debt instruments that the Fund holds. The adviser anticipates no problems of liquidity with the Fund's investments.

From time to time, the Fund may commit to purchase when-issued securities. The Fund also may purchase and sell interest-rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the portfolio securities.

In pursuing its objective, Travelers Quality Bond Portfolio currently is subject to investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


U.S. GOVERNMENT SECURITIES PORTFOLIO

U.S. Government Securities Portfolio's investment objective is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Fund invests primarily in U.S. government securities, which includes obligations of the U.S. Government and of its agencies, instrumentalities, and government-sponsored enterprises as defined above.

Not all U.S. government securities are backed by the full faith and credit of the United States. For example, obligations issued by Fannie Mae are supported by its right to borrow from the U.S. Treasury. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Agency, are backed only by the credit of the issuing entity. Although U.S. government securities generally are considered to be high quality, there is no assurance that the U.S. Government would provide financial assistance to an agency, instrumentality or government-sponsored enterprise if it were not obligated by law to do so.

The Fund may purchase put and call options and other instruments and strategies described above, including futures contracts as a hedge against changes in interest rates.

In pursuing its objective, U.S. Government Securities currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


UTILITIES PORTFOLIO

Utilities Portfolio's primary investment objective is to provide current income. Long-term capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For these purposes "utility industries" are comprised of companies that are principally engaged (derive at least 50% of their assets, gross income or net profits from utility operations or that are regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy. Utility industries also include companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit but not those in public broadcasting. The Fund invests primarily in utility equity and debt securities that are expected to have a sustainable rate of dividend growth and a high rate of return, as determined by the adviser.

Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund may invest up to 35% of its assets in equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Fund's investment objective. When the adviser believes that market conditions warrant, the Fund may adopt a temporary defensive posture and may invest, without limit, in debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, U.S. government securities, and money market instruments.

The Fund may invest up to 10% of its assets in securities rated BB or B by S&P or Ba or B by Moody's whenever the adviser believes that the incremental yield on such securities is advantageous to the Fund in comparison to the additional risk involved. Yields on lower-rated fixed-income securities generally are higher than the yields available on higher-rated securities. Investments in lower-rated securities may be subject to greater market fluctuations, however, and greater risks of loss of income or principal (including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher-rated securities. Lower-rated securities also may have speculative characteristics. In addition, the Fund may enter into repurchase agreements.

In pursuing its objective, Utilities Portfolio currently is subject to fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".

ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)

The objective of each Zero Coupon Bond Fund Portfolio is to provide as high an investment return as is consistent with the preservation of capital. Each Portfolio's investment objective is fundamental.

Each Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Fund at substantial discounts from their value at maturity. The Funds may not be appropriate for investors who do not plan to have their premiums invested in Fund shares for the long-term or until maturity.

Under normal circumstances, each Fund invests at least 65% of its net assets in "Stripped Securities", a term used collectively for stripped Treasury securities, stripped government securities, stripped corporate securities and stripped Eurodollar obligations and other stripped securities, all described below. Stripped Securities may consist of:

         (l) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively, "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of a Fund's assets);

         (2) other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities");

         (3) zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities");

         (4) zero coupon securities issued by certain entities which consist of stripped debt obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 15% limitation for such securities.

         (5) stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

The remaining 35% of each Fund's assets may be invested in non-zero coupon securities such as common stock and other equity securities, bonds and other debt securities, and money market instruments. In addition, neither Fund will purchase illiquid securities, including restricted or other securities that are not readily marketable (such as repurchase agreements with maturities in excess of seven days) if more than 15% of the Fund's total assets would be invested in such securities.

In pursuing its objective, each Zero Coupon Bond Fund Portfolio follows fundamental investment policies and operating (non-fundamental) investment policies described below under "Investment Restrictions".


                             INVESTMENT RESTRICTIONS

Subject to shareholder approval at a meeting held April 30, 1999, the Funds (generally excluding Equity Income and Large Cap Portfolios and except as indicated otherwise below) adopted the following investment policies as fundamental (those that may not be changed without shareholder approval). Each Fund may not:

FUNDAMENTAL POLICIES

Each of the Trust's Portfolios (including Equity Income and Large Cap Portfolios), irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

1. DIVERSIFICATION: (except MFS Mid Cap Growth Portfolio) with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U.S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: (except Utilities Portfolio) purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in
U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies that each Fund (generally excluding Equity Income and Large Cap Portfolios and except as otherwise noted below) currently complies with:

1. MFS MID CAP GROWTH PORTFOLIO is "non-diversified" as that term is defined in the 1940 Act. To the extent required to qualify as a regulated investment company under the Code, the Fund may not purchase a security (other than a U.S. government security or a security of an investment company) if, as a result: (1) with respect to 50% of its assets, more than 5% of the Fund's total assets would be invested in the securities of any single issuer; (2) with respect to 50% of its assets, the Fund would own more than 10% of the outstanding securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

2. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

3. LIQUIDITY: No Fund will invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and, (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Trust's Board of Trustees.

4. EXERCISING CONTROL OF ISSUERS: No Fund will make investments for the purpose of exercising control of an issuer. Investments by a Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5. OTHER INVESTMENT COMPANIES: No Fund will invest in securities of another investment company, except to the extent permitted by the 1940 Act and the rules, and regulations and exemptions thereunder.

6.       SHORT SALES:

         a. For Disciplined Mid Cap Stock, MFS Research, and U.S. Government Securities Portfolios, no Fund will sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

         b. For Disciplined Small Cap and Strategic Stock Portfolios, no Fund will make short sales of securities except in conformity with applicable law and regulations, and unless after such sale (excluding the value of any securities sold short against-the-box), the market value of all securities sold short does not exceed 25% of the Fund's total asset value, and the Fund's aggregate short sales of a particular class of an issuer's securities do not exceed 25% of the then outstanding securities of that class of the issuer's securities, and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

         c. For Utility, Zero Coupon Bond Fund 2000, and Zero Coupon Bond Fund 2005 Portfolios, no Fund will make short sales of securities or maintain a short position, except to the extent of 5% of the Fund's net assets (excluding the value of any securities sold short against-the-box), and provided that transactions in futures contracts and options on futures are not deemed to constitute selling securities short.

         d. For Federated High Yield Portfolio, the Fund will not sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions, and provided that transactions in options, and futures contracts and options on futures are not deemed to constitute selling securities short.

7. PURCHASING ON MARGIN: No Fund will purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts or other permissible investments.

8. LENDING: No Fund will lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

9. PLEDGING: No Fund will pledge its assets except as permitted by the 1940 Act.

                              VALUATION AND PRICING

VALUATION. We determine current value for the Fund's portfolio securities as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of 60 days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of the close of trading on each day on which the New York Stock Exchange ("Exchange") is open. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

We compute the Fund's redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The Trust intends to distribute dividends from each Fund's net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When a Fund makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Fund's books but will be made on a federal income tax basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Trust's Board has absolute and exclusive control over the management and disposition of all assets of the Funds. Subject to the provisions of the Declaration of Trust, the business and affairs of the Funds are managed by the trustees or other parties so designated by the trustees.

The Fund's trustees and officers are listed below.

Name and Position                            Principal Occupation During Last Five Years
   With the Fund
*Heath B. McLendon                      Managing Director (1993-present), Smith Barney, Inc. ("Smith Barney");
  Chairman and Trustee                  Chairman (1993-present), Smith Barney Strategy Advisors, Inc.; President
  388 Greenwich Street                  and Director (1994-present), Mutual Management Corp.; Director and
  New York, New York                    President (1996-present), Travelers Investment Adviser, Inc.; Chairman and
  Age 65                                Director of forty-one investment companies associated with Smith Barney;
                                        Chairman, Board of Trustees, Drew University; Advisory Director, First
                                        Empire State Corporation; Chairman, Board of Managers, seven Variable
                                        Annuity Separate Accounts of The Travelers Insurance Company+;

                                        Chairman, Board of Trustees, five Mutual Funds sponsored by The Travelers
                                        Insurance Company++; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.


  Knight Edwards                        Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell,
  Trustee                               Attorneys; Member, Advisory Board (1973-1994), thirty-one mutual funds
  154 Arlington Avenue                  sponsored by Keystone Group, Inc.; Member, Board of Managers, seven
  Providence, Rhode Island              Variable Annuity Separate Accounts of The Travelers Insurance Company+;
  Age 75                                Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

  Robert E. McGill, III                 Retired manufacturing executive.  Director (1983-1995), Executive Vice
  Trustee                               President (1989-1994) and Senior Vice President, Finance and
  295 Hancock Street                    Administration (1983-1989), The Dexter Corporation (manufacturer of
  Williamstown, Massachusetts           specialty chemicals and materials); Vice Chairman (1990-1992), Director
  Age 67                                (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                        (insurance); Director (1995-present), Chemfab Corporation (specialty materials manufacturer); Director (1999-present), Ravenwoods Winery, Inc.; Member, Board of Managers, seven Variable Annuity Separate Accounts of The Travelers
                                        Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers
                                        Insurance company.++

  Lewis Mandell                         Dean, School of Management (1998-present), University at Buffalo; Dean,
  Trustee                               College of Business Administration (1995-1998), Marquette University;
  160 Jacobs Hall                       Professor of Finance (1980-1995) and Associate Dean (1993-1995), School of
  Buffalo, New York                     Business Administration, and Director, Center for Research and Development
  Age 56                                in Financial Services (1980-1995), University of Connecticut; Director
                                        (1992-present), GZA Geoenvironmental Tech, Inc. (engineering services);
                                        Member, Board of Managers, seven Variable Annuity Separate Accounts of The
                                        Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The
                                        Travelers Insurance Company.++

  Frances M. Hawk, CFA, CFP             Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM
  Trustee                               Management Company, Inc. (investment management); Assistant Treasurer,
  28 Woodland Street                    Pensions and Benefits.  Management (1989-1992), United Technologies
  Boston, Massachusetts                 Corporation (broad-based designer and manufacturer of high technology
  Age 51                                products); Member, Board of Managers, seven Variable Annuity Separate
                                        Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

  Ernest J. Wright                      Vice President and Secretary (1996-present), Assistant Secretary
  Secretary to the Board                (1994-1996), Counsel (1987-present), The Travelers Insurance Company;
  One Tower Square                      Secretary, Board of Managers, seven Variable Annuity Separate Accounts of
  Hartford, Connecticut                 The Travelers Insurance Company+; Secretary, Board of Trustees, five
  Age 58                                Mutual Funds sponsored by The Travelers Insurance Company.++

  Kathleen A. McGah                     Assistant Secretary and Counsel (1995-present), The Travelers Insurance
  Assistant Secretary to the            Company; Assistant Secretary, Board of Managers, seven Variable Annuity
    Board                               Separate Accounts of The Travelers Insurance Company+; Assistant
  One Tower Square                      Secretary, Board of Trustees, five Mutual Funds sponsored by The Travelers
  Hartford, Connecticut                 Insurance Company.++ Prior to January 1995, Counsel, ITT Hartford Life
  Age 48                                Insurance Company.

  Lewis E. Daidone                      Managing Director of Smith Barney, Senior Vice President and Treasurer of
  Treasurer                             41 investment companies associated with Smith Barney, and Director and
  388 Greenwich Street                  Vice President of SSBC and TIA; Treasurer, Board of Trustees, five Mutual
  New York, New York                    Funds sponsored by The Travelers Insurance Company.++ Age 40

  Irving David                          Vice President of Smith Barney, Asset Management Division (March
  Controller                            1994-present); Controller, Board of Trustees, five Mutual Funds sponsored
  388 Greenwich Street                  by The Travelers Insurance Company.++
  New York, NY
  Age 37


+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.


COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating Committee recommends candidates for the nomination as members of the Board. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended December 31, 1998, the members of the Nominating and Audit Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended. The chart below shows the compensation paid to Board Members for the year ended December 31, 1998.

COMPENSATION TABLE.

--------------------------------------------------------------------------------------------------------------
                                  Aggregate             Pension or Retirement        Total Compensation From
                                  Compensation From     Benefits Accrued As          Fund and Fund Complex
Name of Person, Position          Fund(1)               Part of Fund Expenses        Paid to Directors
--------------------------------------------------------------------------------------------------------------
Heath B. McLendon                 N/A                   N/A                          N/A
  Chairman and Trustee
--------------------------------------------------------------------------------------------------------------
Knight Edwards                    $10,500               N/A                          $31,500
  Trustee
--------------------------------------------------------------------------------------------------------------
Robert E. McGill, III             $11,125               N/A                          $34,000
  Trustee
--------------------------------------------------------------------------------------------------------------
Lewis Mandell                     $11,125               N/A                          $34,000
  Trustee
--------------------------------------------------------------------------------------------------------------
Frances M. Hawk, CFA, CFP         $11,125               N/A                          $34,000
  Trustee
--------------------------------------------------------------------------------------------------------------

-----------------
(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.


                              DECLARATION OF TRUST

The Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.


                          INVESTMENT ADVISORY SERVICES

As described above, the Board monitors the activities of those entities that provide investment management and subadvisory services to the Funds. TAMIC and SSBC, both referred at times as the "advisers", provide investment supervision to certain Funds described herein in accordance with each Fund's investment objectives, policies and restrictions. The advisers' responsibilities generally include the following:

         (1) engaging the services of one or more firms to serve as investment adviser to the Funds;

         (2) reviewing from time to time the investment policies and restrictions of the Funds in light of the Fund's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;

         (3) supervising the investment program prepared for the Funds by the subadviser;

         (4) monitoring, on a continuing basis, the performance of the Fund's securities;

         (5) arranging for the provision of such economic and statistical data as the advisers shall determine or as may be requested by the Board; and

         (6) providing the Board with such information concerning important economic and political developments as the advisers deem appropriate or as the Board requests.

TAMIC

TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Citigroup Inc., and its principal offices are located at One Tower Square, Hartford, Connecticut, 06183. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

For serving as investment adviser to the Trust, TAMIC receives a fee, equal to the average daily net asset of each of the following Funds. Investment advisory fees are computed daily and are paid monthly, (except for the Zero Coupon Bond Fund Portfolios, which are paid weekly):

---------------------------------------------------------------------------------------------------------------------
                                                     ADVISORY FEE
                                                     PAID TO TAMIC          SUBADVISORY FEE
                                                  % OF AVERAGE DAILY         PAID BY TAMIC
                   FUND                               NET ASSETS            TO SUBADVISERS          EXPENSE CAP
---------------------------------------------------------------------------------------------------------------------

     Convertible Bond                                    0.60%                    N/A                  0.80%
---------------------------------------------------------------------------------------------------------------------

     Disciplined Mid Cap Stock                           0.70%                   0.35%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     Disciplined Small Cap Stock                         0.80%                   0.40%                 1.00%
---------------------------------------------------------------------------------------------------------------------

     Equity Income                                       0.75%                   0.45%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     Federated High Yield                                0.65%                   0.40%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     Federated Stock                                    0.625%                  0.375%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     Jurika & Voyles Core Equity                         0.75%                  0.375%                 1.00%
---------------------------------------------------------------------------------------------------------------------

     Large Cap                                           0.75%                   0.45%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     Lazard International Stock                         0.825%                  0.475%                 1.25%
---------------------------------------------------------------------------------------------------------------------

     MFS Emerging Growth                                 0.75%                  0.375%                 0.95%
---------------------------------------------------------------------------------------------------------------------

     MFS Mid Cap Growth                                  0.80%                  0.375%                 1.00%
---------------------------------------------------------------------------------------------------------------------

     MFS Research                                        0.80%                  0.375%                 1.00%
---------------------------------------------------------------------------------------------------------------------

     NWQ Large Cap                                       0.75%                  0.375%                 1.00%
---------------------------------------------------------------------------------------------------------------------

     Strategic Stock                                     0.60%                   0.20%                 0.90%
---------------------------------------------------------------------------------------------------------------------

     Travelers Quality Bond                            0.3233%                    N/A                  0.75%
---------------------------------------------------------------------------------------------------------------------

     U. S. Government Securities                       0.3233%                    N/A                  1.25%
---------------------------------------------------------------------------------------------------------------------

     Zero Coupon Bond Fund (Series 2000)                 0.10%                    N/A                  0.15%
---------------------------------------------------------------------------------------------------------------------

     Zero Coupon Bond Fund (Series 2005)                 0.10%                    N/A                  0.15%
---------------------------------------------------------------------------------------------------------------------

The investment advisory fees paid to TAMIC by each Fund during the last three fiscal years were:

------------------------------------------------------------------------------------------------------------------
                     FUNDS                              1998                   1997                  1996
------------------------------------------------------------------------------------------------------------------
Convertible Bond                                      $ 14,036               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
Disciplined Mid Cap Stock                             $ 75,088               $ 22,265              $  *

------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Stock                           $ 18,102               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
Equity Income                                         $385,866               $ 80,431              $  8,203

------------------------------------------------------------------------------------------------------------------
Federated High Yield                                  $185,665               $ 50,231              $ 11,448

------------------------------------------------------------------------------------------------------------------
Federated Stock                                       $155,197               $ 46,078              $  6,901

------------------------------------------------------------------------------------------------------------------
Jurika & Voyles Core Equity                           $ 16,506               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
Large Cap                                             $210,887               $ 44,240              $  8,211

------------------------------------------------------------------------------------------------------------------
Lazard International Stock                            $246,573               $ 65,044              $ 13,997

------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                                   $837,712               $287,384              $ 15,666

------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth                                    $ 41,903               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
MFS Research                                          $ 88,733               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
NWQ Large Cap                                         $ 20,050               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
Strategic Stock                                       $ 20,263               $  *                  $  *

------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond                                $ 68,452               $ 20,799              $  5,626

------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                            $156,432               $ 86,779              $ 86,625

------------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund (Series 2000)                   $  1,833               $  1,645              $  1,335

------------------------------------------------------------------------------------------------------------------
Zero Coupon Bond Fund (Series 2005)                   $  2,601               $  2,066              $  1,556

------------------------------------------------------------------------------------------------------------------

*    The Funds were not operational in those years.


SSBC FUND MANAGEMENT INC. (SSBC)

         SSBC, an indirect wholly owned subsidiary of Citigroup Inc., furnishes investment management and advisory services to Social Awareness Stock Portfolio in accordance with the terms of an investment advisory agreement dated May 1, 1995, which was approved by shareholders at a meeting held on April 28, 1995. For furnishing investment management and advisory services to the Fund, SSBC is paid an annual fee at the rate set forth in the advisory fee schedule below. The fee is computed daily and paid weekly.

         ANNUAL MANAGEMENT FEE                                  FUND'S AGGREGATE NET ASSET VALUE
                  0.65%                     of the first               $  50,000,000, plus
                  0.55%                     of the next                $  50,000,000, plus
                  0.45%                     of the next                 $100,000,000, plus
                  0.40%                     of amounts over             $200,000,000.


The total advisory fees paid to SSBC by Social Awareness Stock Portfolio for the years ended December 31, 1996, 1997, and 1998 were $58,250, $104,002 and
$189,593, respectively.

Under a management agreement with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the year ended December 31, 1998, the Fund received no reimbursement from The Travelers.

SSBC also manages the day-to-day investment operations of Utilities Portfolio under an investment advisory agreement approved by the Board. Under the agreement, SSBC is responsible for furnishing or causing to be furnished to Utilities Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities, and recommendations with respect to other aspects and affairs of its portfolio. Utilities Portfolio pays SSBC an advisory fee at the annual rate of 0.65% for its services as investment adviser. The fee is computed daily and paid monthly.

The total advisory fees paid to SSBC by Utilities Portfolio for the years ended December 31, 1996, 1997 and 1998 were $113,601, $116,989, and $168,378, respectively.

Under a management agreement with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the year ended December 31, 1998, the Fund received no reimbursement from The Travelers.

MANAGEMENT OF SOCIAL AWARENESS STOCK AND UTILITIES PORTFOLIOS. Robert J. Brady has serves as the portfolio manager to Social Awareness Stock Portfolio since 1994 and Utilities Portfolio since November of 1998. Mr. Brady is a Managing Director and Portfolio Manager of SSBC. Mr. Brady is a Chartered Financial Analyst.


INVESTMENT SUBADVISERS

Under the terms of investment subadvisory agreements, each subadviser provides an investment program for the Funds. The subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the particular Fund's investment objective, policies, and restrictions and to the supervision of the Board and TAMIC) and places, in the Fund's name, call orders for execution of the portfolio transactions. In addition, Fidelity Management & Research Company ("FMR") and Lazard Asset Management also are authorized to execute the orders. In the case of the other subadvisers, TAMIC is responsible for executing the orders.

For services rendered to the Portfolios, each subadviser charges a fee to TAMIC. No Fund pays any portion of a subadviser's fee, nor does a Fund have any obligation or responsibility to do so.

SUBADVISER: FEDERATED INVESTMENT COUNSELING
FEDERATED HIGH YIELD PORTFOLIO, FEDERATED STOCK PORTFOLIO

Federated Investment Counseling ("Federated") a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940 Act. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of

Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors, Inc.

Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $139 billion as of December 31, 1998 invested across more than 280 funds under management and/or administration by its subsidiaries, as of December 31, 1998, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 1,900 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

FEDERATED HIGH YIELD PORTFOLIO. Federated acts as subadviser for Federated High Yield Portfolio under an investment subadvisory agreement between TAMIC and Federated. In its capacity as subadviser, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which Federated receives an annual fee from TAMIC.

Under the subadvisory agreement with TAMIC, Federated is paid an advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Federated for the Federated High Yield Portfolio were $7,045, $30,911, and $114,255, respectively.

MANAGEMENT OF THE FEDERATED HIGH YIELD PORTFOLIO. Mark E. Durbiano serves as the portfolio manager to Federated High Yield Portfolio along with Constantine Kartsonas. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of a Federated affiliate since January of 1996. Mr. Durbiano is a Chartered Financial Analyst.

Constantine Kartsonas, who also serves as portfolio manager, joined Federated Investors in 1994 as an investment analyst. Mr. Kartsonas has been an Assistant Vice President of the Fund's subadvisers since January 1997. Mr. Kartsonas is a Chartered Financial Analyst.

FEDERATED STOCK PORTFOLIO. Federated also serves as subadviser to Federated Stock Portfolio. Under a subadvisory agreement with TAMIC, Federated continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments. Under the agreement, TAMIC pays Federated a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Federated for the Federated Stock Portfolio were $4,141, $27,647, and $93,118, respectively.

MANAGEMENT OF FEDERATED STOCK PORTFOLIO. Michael P. Donnelly serves as manager. He joined Federated Investors in 1989 as an investment analyst and has been a Vice President since 1994. Mr. Donnelly is a Chartered Financial Analyst.


SUBADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY
EQUITY INCOME PORTFOLIO
LARGE CAP PORTFOLIO

Fidelity Management & Research Company ("FMR") serves as the subadviser to Equity Income and Large Cap Portfolios under a subadvisory agreement with TAMIC. FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614.

All of the stock of FMR is owned by FMR Corp., which was organized in 1972. Through ownership of voting common stock and the execution of a shareholder's voting agreement, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family form a controlling group with respect to FMR Corp.

EQUITY INCOME PORTFOLIO. Under the agreement with TAMIC, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid FMR were $4,923, $48,431, and $231,520, respectively.

MANAGEMENT OF EQUITY INCOME PORTFOLIO. Steve DuFour is portfolio manager of the Equity Income Portfolio. He also manages the equity portion of Fidelity Balanced Fund and serves a sector leader for the natural resources equity research group. Mr. Dufour joined Fidelity in 1992.

LARGE CAP PORTFOLIO. FMR also serves as subadviser to the Large Cap Portfolio under a subadvisory agreement with TAMIC. Under the agreement, FMR is paid a subadvisory fee at the annual rate of 0.45% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid FMR for Equity Income Portfolio were $4,927, $26,651, and $126,532, respectively.

MANAGEMENT OF LARGE CAP PORTFOLIO. Karen Firestone is the manager of Large Cap Portfolio. Ms. Firestone also manages mutual funds and other investment accounts for Fidelity Management Trust Company. She joined Fidelity in 1983.

FMR SUBSUBADVISORY ARRANGEMENTS. FMR has subsubadvisory agreements with FMR U.K. and FMR Far East. TAMIC is also a party to these agreements in its capacity as investment adviser. These subsubadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the subsubadvisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% of the costs of providing these services.

The subsubadvisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a Fund's investments that the subsubadviser manages on a discretionary basis.

SECURITIES TRANSACTIONS. Equity Income and Large Cap Portfolios' subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of Fund shares or shares of other funds advised by the subadviser to the extent permitted by law. The subadviser may use research services provided by and place transactions through its affiliates, Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair and reasonable and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

Equity Income and Large Cap Portfolios' subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the subadviser under which the broker-dealer allocates a portion of the commissions paid by either Fund toward payment of its expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, comply with the requirements of Section 1l(a) of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Under the Section 11(a) requirements, the Board has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.


SUBADVISER: JURIKA & VOYLES L.P.
JURIKA & VOYLES CORE EQUITY PORTFOLIO

Jurika & Voyles serves as investment subadviser to Jurika & Voyles Core Equity Portfolio under a subadvisory agreement with TAMIC. Jurika & Voyles is a professional investment management firm founded in 1983 by William K. Jurika and Glenn C. Voyles. As of December 31, 1998, Jurika & Voyles had discretionary management authority with respect to approximately $5 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, and high net worth individuals. The principal business address of the subadviser is 1999 Harrison Street, Suite 700, Oakland California 94612.

Jurika & Voyles is affiliated with Nvest L.P. ("Nvest"), a publicly traded limited partnership affiliated with Metropolitan Life Insurance Company. Nvest is a holding company for several investment management firms including Loomis, Sayles & Company, L.P.; Reich & Tang Asset Management, L.P.; Copley Real Estate Advisors, Inc.; Back Bay Advisors, L.P.; Harris Associates, L.P.; Vaughan, Nelson, Scarborough & McConnell, L.P.; and Westpeak Investment Advisors, L.P. (Nvest's subsidiaries) and an affiliated firm, Capital Growth Management Limited Partnership.

Under the agreement, TAMIC pays Jurika & Voyles a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Since the Portfolio was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid Jurika & Voyles for Jurika & Voyles Core Equity Portfolio were $8,253.

MANAGEMENT OF JURIKA & VOYLES CORE EQUITY PORTFOLIO. Guy Elliffe and Mark Nuti and are the portfolio managers for the Jurika & Voyles Core Equity Portfolio. Mr. Elliffe, CFA is the Senior Investment Officer for Jurika & Voyles and directs the research department and has primary research responsibilities for financial stocks. He joined Jurika & Voyles in November of 1995. Before joining Jurika & Voyles, he worked at National Mutual Funds Management as Managing Director of Equities. He is a Chartered Financial Analyst.

Mr. Nuti, CFA, CPA, is a Vice President and portfolio manager concentrating his efforts on Wrap-Fee portfolios. He joined Jurika & Voyles in March of 1996. Prior to joining Jurika & Voyles, he was a Senior Investment Officer at USL Capital Corporation, where managed leveraged loans, high yield bonds and price placement transactions. Mr. Nuti also spent four years at KPMG LLP as a Supervising Senior Accountant. He is also a Chartered Financial Analyst as well as a Certified Public Accountant.

SUBADVISER:  LAZARD ASSET MANAGEMENT
LAZARD INTERNATIONAL STOCK PORTFOLIO

Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment subadvisory agreement (the "Lazard Subadvisory Agreement") with TAMIC to provide subadvisory services to Lazard International Stock Portfolio. Under the Lazard Subadvisory Agreement, Lazard regularly provides the Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund consistent with its investment objective and policies, including the purchase, retention and disposition of securities.

Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services.

Lazard Freres performs such brokerage services in conformity with Rule 10f-3, 17a-7 and 17e-1 under the 1940 Act and procedures adopted by the Board.

TAMIC pays Lazard a subadvisory fee at the annual rate of 0.475% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid Lazard were $6,719, $37,450, and $141,966, respectively.

MANAGEMENT OF LAZARD INTERNATIONAL STOCK PORTFOLIO. Herbert W. Gullquist and John R. Reinsberg are primarily responsible for the day-to-day management of the Fund's assets. Mr. Gullquist, a Managing Director and Vice-Chairman of Lazard Freres, is Lazard's Chief Investment Officer and has been with Lazard since 1982. He is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Reinsberg is a Managing Director of Lazard Freres and has been with Lazard since 1991. He is responsible for international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team.

SUBADVISER:  MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO

MFS, a registered investment adviser, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston Street, Boston, Massachusetts. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Net assets under the MFS's management were approximately $102.9 billion on behalf of approximately 3.8 million investor accounts as of

January 31, 1999. As of such date, the MFS organization managed approximately $73.6 billion of assets invested in equity securities and approximately $24.6 billion of assets invested in fixed-income securities. Approximately $4.7 billion of the assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers.

MFS EMERGING GROWTH PORTFOLIO. For services as subadviser to MFS Emerging Growth Portfolio, TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. For the years ended December 31, 1996, 1997, and 1998, the subadvisory fees TAMIC paid MFS for the MFS Emerging Growth Portfolio were $7,833, $143,692, and $418,856, respectively.

MANAGEMENT OF MFS EMERGING GROWTH PORTFOLIO. John W. Ballen, President of MFS and Chief Investment Officer, serves as the portfolio manager for MFS Emerging Growth Portfolio. Mr. Ballen also serves as a portfolio manager to certain retail mutual funds offered by MFS. He has acted in that capacity for MFS since l986.

Toni Y. Shimura also is charged with portfolio management of the Fund. Ms. Shimura, who joined MFS in 1987, has been an MFS Vice President - Investments since 1992. She also has managed MFS Emerging Growth Series, part of MFS Variable Insurance Trust(sm), since November of 1995.

MFS MID CAP GROWTH PORTFOLIO. MFS also serves as subadviser to MFS Mid Cap Growth Portfolio since March 1998. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. MFS Mid Cap Portfolio paid no subadvisory fees in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid MFS for MFS Mid Cap Growth Portfolio were $19,642.

MANAGEMENT OF MFS MID CAP GROWTH PORTFOLIO. Mark Regan is the investment professional responsible for the daily operations of MFS Mid Cap Growth Portfolio. Mr. Regan is an MFS Senior Vice President and has been employed by MFS as a portfolio manager since 1989.

MFS RESEARCH PORTFOLIO. MFS also serves as the subadviser to MFS Research Portfolio. TAMIC pays MFS a subadvisory fee at an annual rate of 0.375% of the Fund's average daily net asset value. The fee is accrued daily and paid monthly. MFS Research Portfolio paid no subadvisory fees in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid MFS for the MFS Research Portfolio were $41,593.

MANAGEMENT OF MFS RESEARCH PORTFOLIO. MFS Research Portfolio is managed by a committee of various equity research analysts employed by MFS.


SUBADVISER: NWQ INVESTMENT MANAGEMENT COMPANY
NWQ LARGE CAP PORTFOLIO

NWQ Investment Management Company ("NWQ") serves as subadviser for NWQ Large Cap Portfolio. NWQ was founded in 1982 and is located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067. It is a wholly owned subsidiary of United Asset Management and provides investment management services to institutional clients and high net worth individuals. As of the December 31, 1998, NWQ had over $8.1 billion in assets under management.

Under the agreement, TAMIC pays NWQ a subadvisory fee at the annual rate of 0.375% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Since the Fund was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid NWQ for NWQ Large Cap Portfolio were $10,025.

MANAGEMENT OF NWQ LARGE CAP PORTFOLIO. An investment committee is responsible for the investment process and decisions of NWQ Large Cap Portfolio. E.C. (Ted) Friedel, CFA, is primarily responsible for the Fund's day-to-day management, with the assistance of the investment committee. The committee comprises Mr. Friedel, Jon D. Bosse, CFA; Justin T. Clifford, David A. Polak, CFA; Phyllis G. Thomas, CFA. Mr. Friedel is a managing director of NWQ and portfolio manager with twenty-seven years of investment experience. He is a member of the Association for Investment Management and Research.

SUBADVISER: THE TRAVELERS INVESTMENT MANAGEMENT COMPANY ("TIMCO")
DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
STRATEGIC STOCK PORTFOLIO

TIMCO, located at One Tower Square, Hartford, CT 06183-2030, serves as the investment subadviser to Disciplined Mid Cap Stock, Disciplined Small Cap Stock and Strategic Stock Portfolios. A registered investment adviser since 1971, TIMCO has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of December 31, 1998 in excess of $2.8 billion. Subject to the supervision and direction of the Board, TIMCO manages each Fund in accordance with its stated investment objective, policies, and restrictions, makes investment decisions for the Funds, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide the Funds with research services.

DISCIPLINED MID CAP STOCK PORTFOLIO. Under the agreement for Disciplined Mid Cap Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.35% of the Fund's average daily net assets. For the period ended December 31, 1997 and the year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Disciplined Mid Cap Stock Portfolio were $11,132 and $37,544, respectively.

DISCIPLINED SMALL CAP STOCK PORTFOLIO. Under the agreement for Disciplined Small Cap Stock Portfolio, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.40% of the Fund's average daily net assets. Since the Portfolio was new, no subadvisory fees were paid in 1997. For the year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Disciplined Small Cap Stock Portfolio were $9,051.

STRATEGIC STOCK PORTFOLIO. Under the agreement, TIMCO is paid a subadvisory fee, accrued daily and payable monthly, at the annual rate of 0.20% of the Strategic Stock Portfolio's average daily net assets. Since the Fund was new, no subadvisory fees were paid in 1997. For the period/year ended December 31, 1998, the subadvisory fees TAMIC paid TIMCO for Strategic Stock Portfolio were $6,754.

MANAGEMENT OF DISCIPLINED MID CAP STOCK AND DISCIPLINED SMALL CAP STOCK PORTFOLIOS. Sandip Bhagat, President and Chief Executive Officer of TIMCO, is primarily responsible for the Funds' day-to-day operations, including making all investment decisions. Mr. Bhagat has provided various investment advisory and management services, research and trading since joining TIMCO in 1987. He is also Managing Director and Head of Quantitative Equity Strategies at Smith Barney Asset Management. Mr. Bhagat is also a member of the Research Committee of the Institute for Quantitative Research in Finance, the Board of Directors of Chicago Quantitative Alliance, the Association of Investment Management and Research, the New York Society of Quantitative Analysts and the Hartford Society of Financial Analysts. He is a Chartered Financial Analyst since 1991.

MANAGEMENT OF STRATEGIC STOCK PORTFOLIO. Philip Johanson is responsible for the Fund's day-to-day operations, including making all investment decisions. He was appointed a Vice President of TIMCO in April of 1999. He currently is a Senior Vice President and Portfolio Manager of the Structured Portfolios Group of Smith Barney Asset Management. From 1987 to 1996, he was Assistant Portfolio Manager with Smith Barney Equity Management, during which time he performed both fundamental and technical research primarily on large-cap growth stocks and acquired an advanced knowledge of portfolio management applications.

THE ADVISORY AGREEMENTS

Under the terms of their respective advisory and subadvisory agreements, the parties to such agreements shall:

         (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the Funds' investment policies, affecting the economy generally and individual companies or industries, the securities of which are included in the investment portfolios or are under consideration for inclusion therein;

         (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Funds;

         (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

         (4) take such steps as are necessary to implement the investment programs approved by the Board; and

         (5) regularly report to the Board with respect to implementation of the approved investment programs and any other activities in connection with the administration of the Funds' assets.

As required by the 1940 Act, each advisory and subadvisory agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the particular Fund's outstanding voting securities. In addition, and in either event, the terms of the advisory and subadvisory agreements must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, an advisory or subadvisory agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the agreements. The advisory and subadvisory agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the particular Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the particular Fund's outstanding voting securities; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the particular Fund's outstanding voting securities.


                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for a Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

The Trust, however, has obligated the Funds under the 1940 Act to redeem for cash all shares presented to a Fund for redemption by any one shareholder in a 90-day period up to $250,000, or 1% of the Fund's net assets if that is less, valued for this purpose as the securities are valued in computing the Fund's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, including brokerage charges, as well as the associated inconveniences.


                                    BROKERAGE

Subject to approval of the Board, the policy of TAMIC, TIMCO, Lazard, MFS, Federated, FMR, NWQ, Jurika & Voyles and SSBC (collectively, the "advisers"), in executing transactions in the Funds' portfolio securities, is to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

- the overall direct net economic result to the Funds, involving both price paid or received and any commissions and other cost paid;

-        the efficiency with which the transaction is effected;

- the ability to effect the transaction at all where a large block is involved;

- the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

- the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, one factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Funds and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective advisory agreements. The cost, value and specific application of such information are indeterminable, and it is not practical to allocate these costs, value or specific allocations among the Funds and other clients of an adviser (namely, TAMIC, TIMCO, Lazard, MFS, Federated, FMR, NWQ, Jurika & Voyles or SSBC). Accordingly, the advisers or their other clients may indirectly benefit from the availability of such information. This situation may create a conflict of interest for an adviser. Similarly, the Funds may indirectly benefit from information made available as a result of transactions for other clients of an adviser.

Purchases and sales of bonds and money market instruments usually are principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters include the underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the advisers generally deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Funds are required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

Each adviser or subadviser may follow a policy of considering the sale of Fund shares of the Trust a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The advisers' policies with respect to brokerage are and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated. Because the purchase and sale of bonds is a principal transaction there are no brokerage commissions to report for Funds that buy bonds.

BROKERAGE COMMISSIONS

The following chart lists the total brokerage commissions paid by each Fund during the last three years, and the total amount paid to brokers providing research services and the total commission amount paid to such brokers for the year ended December 31, 1998. Also provided is the dollar amount and percentage of brokerage commissions paid to affiliated brokerage firms that provided research services:


FUNDS

                                                                                     Total Portfolio
                                                                                       Transactions
                                                                                      Associated with
                                                                                     Brokers Providing       Commission paid
                                                                                        Research           to Such Brokers for
                                                    1998       1997        1996      Services in 1998        Research in 1998
                                                  --------   -------     -------     ----------------      -------------------
Convertible Bond Portfolio                        $    687   $    *      $   *          $         0               $     0
Disciplined Mid Cap Stock Portfolio               $ 36,366   $12,415     $   *          $         0               $     0
Disciplined Small Cap Stock Portfolio             $ 15,275   $    *      $   *          $11,549,265               $10,781
Equity Income Portfolio                           $ 45,474   $10,045     $ 1,653        $76,723,363               $     0
Federated High Yield Portfolio                    $    162   $    *      $   *          $         0               $     0
Federated Stock Portfolio                         $ 39,535   $19,307     $ 3,416        $14,011,278               $16,166
Jurika & Voyles Core Equity Portfolio             $  6,837   $    *      $   *          $        0                $     0
Large Cap Portfolio                               $ 43,861   $ 4,263     $ 2,620        $72,294,817               $     0
Lazard International Stock Portfolio              $110,258   $34,726     $ 3,680        $12,909,961               $21,664
MFS Emerging Growth Portfolio                     $209,288   $97,918     $10,326        $         0               $     0
MFS Mid Cap Growth Portfolio                      $ 18,640   $    *      $   *          $         0               $     0
MFS Research Portfolio                            $ 37,238   $    *      $   *          $         0               $     0
NWQ Large Cap Portfolio                           $  9,593   $    *      $   *          $         0               $     0
Strategic Stock Portfolio                         $  5,354   $    *      $   *          $         0               $     0

FUNDS

                                                                                            Total Portfolio
                                                                                             Transactions
                                                                                            Associated with
                                                                                           Brokers Providing     Commission paid
                                                                                              Research         to Such Brokers for
                                                    1998         1997         1996         Services in 1998      Research in 1998
                                                  --------     --------     --------       -----------------   -------------------
Social Awareness Stock Portfolio                  $ 19,166     $ 12,571     $  5,203           $202,895             $    360
Travelers Quality Bond Portfolio                  $      0     $      0     $  8,148           $      0             $      0
U.S. Government Securities Portfolio              $      0     $      0     $      0           $      0             $      0
Utilities Portfolio                               $      0     $ 38,325     $ 26,559           $759,170             $  1,350
Zero Coupon Bond Fund Portfolio (Series 2000)     $      0     $      0     $      0           $      0             $      0
Zero Coupon Bond Fund Portfolio (Series 2005)     $      0     $      0     $      0           $      0             $      0


* The Funds were not operational in those years.


No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 1998 follows.


BROKERAGE BUSINESS PLACED WITH AFFILIATED BROKERS

                                                                                           % of Fund's Aggregate
                                                                                              Dollar Amount of
                                                                                           Transactions Involving
                                       $ Amount of                 % of Total                  Commission Per
Affiliated Broker                      Commission Paid           Commission Paid              Affiliated Broker
----------------------------           ---------------           ---------------           ----------------------
DISCIPLINED MID CAP STOCK
Smith Barney                           $    596.00                     1.64%                  Less than 1%

DISCIPLINED SMALL CAP STOCK
Smith Barney                           $    642.00                      4.2%                            4%

FEDERATED STOCK
Smith Barney Inc.                      $    196.00                     0.50%                  Less than 1%

MFS RESEARCH
Citibank                               $     59.00                     0.16%                  Less than 1%

                             PORTFOLIO TURNOVER RATE

Although certain Funds do not intend to invest for the purpose of seeking short-term profits, a Fund's investment adviser or subadviser may sell its securities whenever the adviser or subadviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

The following table shows significant variations in the portfolio turnover rates for the Funds for the past two years.


--------------------------------------------------------------------------------
                FUND                              1997               1998
--------------------------------------------------------------------------------
Convertible Bond                                  N/A*                 7%
--------------------------------------------------------------------------------

Disciplined Mid Cap Stock                          74%               109%
--------------------------------------------------------------------------------

Disciplined Small Cap Stock                       N/A*                89%
--------------------------------------------------------------------------------

Equity Income                                      52%                34%
--------------------------------------------------------------------------------

Federated High Yield                               43%                31%
--------------------------------------------------------------------------------

Federated Stock                                    74%                31%
--------------------------------------------------------------------------------

Jurika & Voyles Core Equity                       N/A*                26%
--------------------------------------------------------------------------------

Large Cap                                          60%               112%
--------------------------------------------------------------------------------

Lazard International Stock                         22%                44%
--------------------------------------------------------------------------------

MFS Emerging Growth                                94%                77%
--------------------------------------------------------------------------------

MFS Mid Cap Growth                                N/A*               100%
--------------------------------------------------------------------------------

MFS Research                                      N/A*                54%
--------------------------------------------------------------------------------

NWQ Large Cap                                     N/A*                 2%
--------------------------------------------------------------------------------

Social Awareness Stock                             19%                14%
--------------------------------------------------------------------------------

Strategic Stock                                   N/A*                 1%
--------------------------------------------------------------------------------

Travelers Quality Bond                            295%               364%
--------------------------------------------------------------------------------

U.S. Government Securities                        208%               349%
--------------------------------------------------------------------------------

Utilities                                          68%                51%
--------------------------------------------------------------------------------

Zero Coupon Bond Fund, 2000                        29%                 0%
--------------------------------------------------------------------------------

Zero Coupon Bond Fund, 2005                         9%                 3%
--------------------------------------------------------------------------------


*   Fund had not commenced operations in 1997.

                               FUND ADMINISTRATION

The Trust, on behalf of all of the Funds, (except Equity Income and Large Cap Portfolios) entered into an administrative services agreement during 1996, whereby Travelers Insurance is responsible for each Fund's pricing and bookkeeping services at an annualized rate of 0.06% of the Fund's daily net assets. The Travelers Insurance Company at its expense may appoint a subadministrator to perform these services. The subadministrator may be affiliated with The Travelers Insurance Company. SSBC, an affiliate of Travelers Insurance, has been appointed to serve in this capacity.

The administrative fees the Trust paid SSBC for each Fund during the last three calendar years were:

FUNDS                                     1998        1997        1996
                                        -------     -------     --------
Convertible Bond                        $ 1,403     $   *       $   *
Disciplined Mid Cap Stock               $ 6,436     $ 1,907     $   *
Disciplined Small Cap Stock             $ 1,358     $   *       $   *
Federated High Yield                    $17,138     $ 4,637     $ 1,057
Federated Stock                         $14,899     $ 4,424     $   662
Jurika & Voyles Core Equity             $ 1,320     $   *       $   *
Lazard International Stock              $17,955     $ 4,730     $ 1,031
MFS Emerging Growth                     $67,017     $22,991     $ 1,253
MFS Mid Cap Growth                      $ 3,145     $   *       $   *
MFS Research                            $ 6,655     $   *       $   *
NWQ Large Cap                           $ 1,604     $   *       $   *
Social Awareness Stock                  $17,501     $ 9,600     $23,155
Strategic Stock                         $ 2,026     $   *       $   *
Travelers Quality Bond                  $12,704     $ 3,860     $ 1,043
U.S. Government Securities              $28,818     $17,467     $24,429
Utilities                               $15,543     $ 9,580     $23,970
Zero Coupon Bond Fund (Series 2000)     $ 1,103     $   999     $     0
Zero Coupon Bond Fund (Series 2005)     $ 1,566     $ 1,243     $     0

* The Funds were not operational in those years.

The Trust, on behalf of Equity Income and Large Cap Portfolios entered into a service agent agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Funds at the annual rate of 0.06% of each Fund's daily net assets under $500 million and 0.03% over $500 million. Each Fund pays a minimum total annual fee of $60,000. For the period ended December 31, 1996 and the years ended December 31, 1997 and 1998, the fund administration fees for Large Cap Portfolio were $20,052, $60,002, and $60,099, respectively and for Equity Income Portfolio were $20,052, $60,008, and $60,174, respectively.


                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Travelers Insurance Company and its affiliates. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Trust currently issues 20 series of shares, each representing interests in a Fund. Shareholders of each series participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Trust and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

In the event that a Fund serves as an investment vehicle for both variable annuity and variable life insurance contracts, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Trust's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.


                                   TAX STATUS

GENERAL TAX INFORMATION

Each Fund qualified in its last taxable year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Fund intends to so qualify as long as such qualification is in the best interests of shareholders. If each Fund qualifies as a regulated investment company and the Trust distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Trust should have little or no income taxable to it under the Code.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of a Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of a Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) a Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of a Fund's status as a regulated investment company, the investment adviser or subadviser may, in its business judgment, restrict a Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the investment adviser or subadviser may, in its business judgment, require a Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

Each Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Trust may be required, e.g., to alter the investment objectives of one or more of the Funds. No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the SEC, to the extent legally required.

TAXATION OF FOREIGN INVESTMENTS

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies is reduced by these foreign taxes. Shareholders bear the cost of any foreign tax withholding but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments is reduced by these taxes and interest charges. Shareholders bear the cost of these taxes and interest charges but may not be able to claim a deduction for these amounts.

ADDITIONAL TAX CONSIDERATIONS

If a Fund failed to qualify as a regulated investment company, owners of variable life insurance and annuity contracts based on the Fund: (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Fund might incur additional taxes. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts based on the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers or subadvisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser might otherwise believe to be desirable.

It is not feasible to comment on all of the federal tax consequences concerning the Funds. No further discussion of those consequences is included herein. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

The following is a partial list of publications that may be noted in the Funds' sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.


Across the Board                                     Advertising Age
American Banker                                      Barron's
Best's Review                                        Broker World
Business Insurance                                   Business Month
Business Week                                        Changing Times
Consumer Reports                                     The Economist
Financial Planning                                   Financial World
Forbes                                               Fortune
Inc.                                                 Institutional Investor
Insurance Forum                                      Insurance Sales
Insurance Week                                       Journal of Accountancy
Journal of the American Society of CLU & ChFC        Journal of Commerce
Life Insurance Selling                               Life Association News
Manager's Magazine                                   MarketFacts
Money                                                Morningstar, Inc.
National Underwriter                                 Nation's Business
New Choices (formerly 50 Plus)                       The New York Times
Pensions & Investments                               Pension World
Rough Notes                                          Round the Table
U.S. Banker                                          VARDs
The Wall Street Journal                              Working Woman

                              FINANCIAL STATEMENTS

Each Fund's fiscal year end is December 31st. Financial statements for the Funds' annual and semi-annual periods will be distributed to shareholders of record. The financial statements of the Registrant and the Report of Independent Accountants are contained in the Fund's Annual Report, which is incorporated in the Statement of Additional Information by reference.

KPMG LLP, 345 Park Avenue, New York, NY 10154 is the independent auditor for all the Funds except Large Cap and Equity Income Portfolios. The financial statements for the Funds have been examined and audited by KPMG LLP for the fiscal year ending December 31, 1998.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent auditors for Large Cap and Equity Income Portfolios. The financial statements for these two Funds have been audited by PricewaterhouseCoopers LLP, for the fiscal year ending December 31, 1998.


                             ADDITIONAL INFORMATION

On April 1, 1999, the Travelers Insurance Company and its affiliates owned 100% of the Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by Citigroup Inc., a bank holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

First Data Investor Services Group, Inc., 53 State Street, Boston, MA, 02109 serves as transfer agent and dividend disbursing agent for all of the Funds except Large Cap and Equity Income Portfolios, for which Fidelity Investment Institutional Operations Company, Inc. ("FIIOC"), 82 Devonshire Street, Boston, MA 02109 acts as transfer agent and dividend disbursing agent.

PNC Bank NA, 200 Stevens Drive, Lester, PA, 19113 and Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, NY 11201 serve as the custodians of all securities and cash of all the Funds except Lazard, Large Cap and Equity Income Portfolios. For Large Cap and Equity Income Portfolios, Brown Brothers Harriman and Co. serves as the custodian. For Lazard International Stock Portfolio, the custodian is Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

Except as otherwise stated in its prospectus or as required by law, the Series Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

The Trust's prospectuses and this SAI omit certain information contained in the Trust's registration statement filed with the Securities and Exchange Commission that may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission. Otherwise, investors may obtain the Trust's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

       (1)  High Grade

       (2)  Investment Grade

       (3)  Medium Grade

       (4) Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

7. caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

8. ca: An issue that is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b. Nature of and provisions of the obligation; and

c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

       Moody's ratings are as follows:

1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

         Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+."

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

7. CCC - Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

8. CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

9. C - Bonds are in imminent default in payment of interest or principal.

10. DDD, DD AND D - Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA," "DDD," "DD," or "D" categories.

                       STATEMENT OF ADDITIONAL INFORMATION


                           THE TRAVELERS SERIES TRUST

                           CONVERTIBLE BOND PORTFOLIO
                       DISCIPLINED MID CAP STOCK PORTFOLIO
                      DISCIPLINED SMALL CAP STOCK PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                      JURIKA & VOYLES CORE EQUITY PORTFOLIO
                               LARGE CAP PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                          MFS MID CAP GROWTH PORTFOLIO
                             MFS RESEARCH PORTFOLIO
                             NWQ LARGE CAP PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                            STRATEGIC STOCK PORTFOLIO
                        TRAVELERS QUALITY BOND PORTFOLIO
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                               UTILITIES PORTFOLIO
             ZERO COUPON BOND FUND PORTFOLIOS (SERIES 2000 AND 2005)

                                     PART C

                                OTHER INFORMATION


EXHIBITS

(a) Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

(b) By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(1) Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(d)(2) Investment Advisory Agreement between the Social Awareness Stock Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to
         Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(3) Investment Advisory Agreement between the Utilities Portfolio and Mutual Management Corp. (formerly known as Smith Barney Mutual Fund Management Inc.). (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

(d)(4) Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

(d)(5) Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(6) Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(7) Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(8) Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(9) Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit

         5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(10) Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(11) Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(12) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(13) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to
         Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(14) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(15) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(16) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(17) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(18) Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

(d)(19) Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(20) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap

         Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

(d)(21) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Mid Cap Growth Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(u) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(22) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Corporation, as Subadviser for MFS Mid Cap Growth Portfolio. (Incorporated herein by reference to Exhibit 5(v) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(23) Investment Advisory Agreement between Travelers Asset Management International Corporation and the MFS Research Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(w) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(24) Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Service Corporation, as Subadviser for MFS Research Portfolio. (Incorporated herein by reference to Exhibit 5(x) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed on October 27, 1997.)

(d)(25) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the NWQ Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(y) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(26) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and NWQ Investment Management Company, as Subadviser for the NWQ Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(z) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(27) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Jurika & Voyles Core Equity Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(aa) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(28) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Jurika & Voyles Fund Group, as Subadviser for the Jurika & Voyles All Cap Portfolio. (Incorporated herein by reference to Exhibit 5(bb) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(29) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Disciplined Small Cap Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(cc) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(30) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser for the Disciplined Small Cap Stock Portfolio. (Incorporated herein by reference to Exhibit 5(dd) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(31) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Strategic Stock Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(ee) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(32) Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Travelers Investment Adviser, as Subadviser for the Strategic Stock Portfolio. (Incorporated herein by reference to Exhibit 5(ff) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(d)(33) Form of Investment Advisory Agreement between Travelers Asset Management International Corporation and the Convertible Bond Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 5(gg) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(1) Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(g)(2) Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(3) Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(g)(4) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(g)(5) Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(1) Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(h)(2) Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(3) Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(4) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.) Amendments No. 1, 2, 3 and 4 to the Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on February 12, 1998.)

(h)(5) Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on July 31, 1996.)

(h)(6) Participation Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 21, 1997.)

(h)(7) Form of Transfer Agency and Registrar Agreement between the Trust and First Data Investor Services Group, Inc. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 23, 1998.)

(i) Opinion and Consent of Counsel. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

(j)(1)   Consent of KPMG LLP, Independent Certified Public Accountants.

(j)(2)   Consent of PricewaterhouseCoopers LLP, Independent Accountants.

(j)(3)   Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen
         A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

(j)(4) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (incorporated herein by reference to Exhibit 11 to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed on February 24, 1997.)

(n)      Financial Data Schedule.


Item 24.  Persons Controlled By or Under Common Control With the Registrant

               Not Applicable.

Item 25.  Indemnification

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as Exhibit 1.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers

U.S. GOVERNMENT SECURITIES PORTFOLIO
ZERO COUPON BOND PORTFOLIOS (SERIES  2000, 2005)
LARGE CAP PORTFOLIO
EQUITY INCOME PORTFOLIO
TRAVELERS QUALITY BOND PORTFOLIO
LAZARD INTERNATIONAL STOCK PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MFS RESEARCH PORTFOLIO
FEDERATED HIGH YIELD PORTFOLIO
FEDERATED STOCK PORTFOLIO
DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
NWQ LARGE CAP PORTFOLIO
JURIKA & VOYLES ALL CAP PORTFOLIO
STRATEGIC STOCK PORTFOLIO
CONVERTIBLE BOND PORTFOLIO


Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for the above Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                                      Position with TAMIC                       Travelers Investment Group*
----                                      -------------------                       ---------------------------
Marc P. Weill                             Director and Chairman                     Executive President
                                                                                       Chief Investment Officer
David A. Tyson                            Director, President and                   Executive Vice President
                                             Chief Investment Officer
Joseph E. Rueli, Jr.                      Director, Senior Vice President           Senior Vice President
                                             and Chief Financial Officer            and Chief Financial Officer
F. Denney Voss                            Director and Senior Vice                  Senior Vice President
                                             President                              Executive Vice President
John R. Britt                             Director and Secretary                    Senior Counsel
Gene Collins                              Senior Vice President                     Senior Vice President
Thomas Hajdukiewicz                       Senior Vice President                     Senior Vice President
Glenn N. Marchak                          Senior Vice President                     Senior Vice President
Joseph M. Mullally                        Senior Vice President                     Senior Vice President
Kathryn D. Karlic                         Senior Vice President                     Vice President
David R. Miller                           Senior Vice President                     First Vice President
Jordan M. Stitzer                         Senior Vice President                     Senior Vice President
David Amaral                              Vice President                            Trader
John R. Calcagni                          Vice President                            First Vice President
Allen R. Cantrell                         Vice President                            Vice President
A. William Carnduff                       Vice President                            Vice President
Angela Pellegrini Degis                   Vice President                            Vice President
Craig Farnsworth                          Vice President                            First Vice President
Bruce E. Fox                              Vice President                            Vice President
Carl Franzetti                            Vice President                            First Vice President

Kothandaraman Ganesh                      Vice President                            Vice President
John F. Gilsenan                          Vice President                            First Vice President
Kimerly M. Polak Guerrero                 Vice President                            Vice President
John F. Green                             Vice President                            Vice President
Edward Hinchliffe III                     Vice President and Cashier                Vice President
Richard E. John                           Vice President                            Vice President
Kurt Lin                                  Vice President                            Vice President
David R. Martin                           Vice President                            Vice President
Paul A. Mataras                           Vice President                            Vice President
Emil J. Molinaro                          Vice President                            First Vice President
John W. Petchler                          Vice President                            First Vice President
Steven A. Rosen                           Vice President                            Vice President
Andrew Sanford                            Vice President                            Vice President
Eric L. Sappenfield                       Vice President                            Trader
Charles H. Silverstein                    Vice President                            Vice President
Robert Simmons                            Vice President                            Vice President
Joel Strauch                              Vice President                            Vice President
Teresa M. Torrey                          Vice President                            First Vice President
Pamela D. Westmoreland                    Vice President                            Vice President
William M. Gardner                        Assistant Vice President                  Private Placement Officer
Jeremy C. Hughes                          Assistant Vice President                  Trader
Matthew J. McInerny                       Assistant Vice President                  Private Placement Officer
Lisa A. Thomas                            Assistant Vice President                  Assistant Vice President
William H. White                          Treasurer                                 Vice President and Treasurer
Charles B. Chamberlain                    Assistant Treasurer                       Assistant Treasurer
George M. Quaggin, Jr.                    Assistant Treasurer                       Assistant Treasurer
Marla A. Berman                           Assistant Secretary                       Assistant General Counsel
Andrew Feldman                            Assistant Secretary                       Senior Counsel, Corporate Staff
Millie Kim                                Assistant Secretary                       General Counsel
Patricia A. Uzzel                         Compliance Officer                        Assistant Vice President and
                                                                                      Investment Compliance Officer
Frank J. Fazzina                          Controller                                Vice Presient



* Positions held with Travelers Investment Group Inc., 388 Greenwich Street, New York, N.Y.

SOCIAL AWARENESS STOCK PORTFOLIO
UTILITIES PORTFOLIO

Officers and Directors of SSBC Fund Management Inc. ("SSBC) (f/k/a Mutual Management Corp.), the Investment Adviser for the Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust, are set forth in the following table:

Name                                 Position with SSBC*                      Other Business
----                                 -------------------                      --------------
Heath B. McLendon                    Chairman, President and                  Managing Director of Salomon
                                     Chief Executive Officer                  Smith Barney; Director of certain investment companies
                                                                              managed by affiliates of Salomon Smith Barney;
                                                                              Director, President and Chief Executive Officer of
                                                                              Travelers Investment Adviser, Inc. ("TIA")


Lewis E. Daidone                     Director and Senior                      Managing Director of Salomon
                                     Vice President                           Smith Barney, Senior Vice President and
                                                                              Treasurer of certain investment companies
                                                                              managed by affiliates of Salomon Smith
                                                                              Barney; Director and Senior Vice President
                                                                              of TIA.



A. George Saks                       Director                                 Managing Director and Special
                                                                              Counsel of Salomon Smith Barney.


Michael J. Day                       Treasurer                                Managing Director of Salomon
                                                                              Smith Barney.

Christina T. Sydor                   General Counsel and                      Managing Director of Salomon
                                     Secretary                                Smith Barney and Secretary of certain investment
                                                                              companies managed by affiliates of Salomon
                                                                              Smith Barney; General Counsel and Secretary
                                                                              of TIA.


Virgil H. Cumming                    Chief Investment Officer                 Managing Director of Salomon
                                                                              Smith Barney; Chief Investment
                                                                              Officer of TIA

Audrey C. Pappas-Wragg               Chief Compliance Officer                 First Vice President of Salomon Smith Barney; Chief
                                                                              Compliance Officer of TIA.

* Address:  388 Greenwich Street, New York, N.Y. 10013

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser for the Disciplined Mid Cap Stock, Disciplined Small Cap and Strategic Stock Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                                        Position with TIMCO                      Other Business
----                                        -------------------                      --------------
Thomas W. Jones                             Director and Chairman                    Vice Chairman
                                                                                     Citigroup Inc.*
                                                                                     Chief Executive Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division


Sandip A. Bhagat                            Director, President and                  **Not Applicable
                                            Chief Executive Officer

Virgil H. Cumming                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*
                                                                                     Chief Investment Officer of
                                                                                     Smith Barney Asset
                                                                                     Management Division

Heath B. McLendon                           Director                                 Managing Director
                                                                                     Salomon Smith Barney Inc.*

Philip A. Johanson                          Vice President                           Senior Vice President
                                                                                     Smith Barney Asset
                                                                                     Management Division

Emil J. Molinaro, Jr.                       Vice President                           Vice President
                                                                                     Citigroup Inc.**

Daniel B. Willey                            Vice President**                         Not Applicable
Gloria G. Williams                          Vice President**                         Not Applicable
John W. Lau                                 Vice President**                         Not Applicable
Feng Zhang                                  Vice President**                         Not Applicable
Maggie M. Copeland                          Vice President**                         Not Applicable
Michael Loura                               Assistant Vice President**               Not Applicable
Yining Xia                                  Assistant Vice President**               Not Applicable
Alexander Romeo                             Assistant Vice President**               Not Applicable

Michael F. Rosenbaum                        Corporate Secretary                      General Counsel to
                                                                                     Smith Barney Asset
                                                                                     Management Division

Michael J. Day                              Treasurer                                Managing Director
                                                                                     Salomon Smith Barney Inc.*


  *  Address:  388 Greenwich Street, New York, New York 10013
  ** Address:  One Tower Square, Hartford, Connecticut 01683

Executive Officers and Directors of Massachusetts Financial Services Company, the Sub-Adviser to MFS Emerging Growth Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio of the Registrant, are set forth in the following table:


                                      Position with MFS
Name                                  Financial Services Co.                        Other Business
----                                  ----------------------                        --------------
Jeffrey L. Shames                     Director, Chairman and                            -
                                      Chief Executive Officer

John W. Ballen                        Director, President and                           -
                                      Chief Investment Officer

John D. McNeil                        Director                                      Chairman
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

Donald A. Stewart                     Director                                      President and Director
                                                                                    Sun Life Assurance Company
                                                                                    of Canada

Arnold D. Scott                       Director, Senior Executive                        -
                                      Vice President and Secretary

Thomas J. Cashman, Jr.                Director, Executive Vice President                -

Joseph W. Dello Russo                 Director, Executive Vice President            Director of Mutual Fund
                                      Chief Financial Officer and                   Operations, The Boston
                                      Chief Administrative Officer                  Company

Kevin R. Parke                        Director, Executive Vice President                -
                                      and Chief Equity Officer

William W. Scott, Jr.                 Director, Executive Vice President                -

Stephen E. Cavan                      Senior Vice President, General                    -
                                        Counsel and Assistant Secretary                 -

Robert T. Burns                       Senior Vice President,                            -
                                      Associate General Counsel
                                      and Assistant Secretary                           -

Thomas B. Hastings                    Vice President and Treasurer                      -

Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard International Stock Portfolio. Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Asset Management is a division of Lazard Freres & Co. LLC.

                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
Eileen D. Alexanderson                      General Member                              -

William R. Araskog                          General Member                              -

F. Harlan Batrus                            General Member                      Director, Mutual of America Capital Corp., New York
                                                                                NY; Director, Ryan Labs Inc., New York, NY
                                                                                Owner, A. J. Technologies New York, NY


Gerardo Braggiotti                          General Member                      Managing Director of Lazard S.P.A., Milano, Italia;
                                                                                Lazard Brothers & Co. Ltd. London, England

Patrick J. Callahan, Jr.                    General Member                      Director, Berry Metal Co. Harmony, PA; Director,
                                                                                Michigan Wheel Corp. Southwest Grand Rapids,
                                                                                MI; Director, Totation Dynamics Corp.
                                                                                Hinsdale, IL; Director, BT Capital Corp. New
                                                                                York, New York


Michel A. David-Weill                       General Member                      Chairman and Chief Executive Lazard Freres & Co. LLC
                                                                                New York, NY; General Partners, Lazard
                                                                                Freres & Cie, Paris, France' Chairman,
                                                                                Lazard Partners, :L.P. New York, NY: Member
                                                                                of Investment Advisory Board, Corporate
                                                                                Advisers, L.P. New York, NY; Deputy
                                                                                Chairman, Lazard Brothers & Co., Limited,
                                                                                London, England; Director, The Dannon
                                                                                Company, Inc., Long Island City,NY President
                                                                                and Chairman of the Board, Eurafrance,
                                                                                Paris, France; Director, Exor Group, Paris,
                                                                                France; Director, Euralux, Luxembourg;
                                                                                Director, Group Danone, Paris, France;
                                                                                Director, ITT Industries, Inc. New York, NY;
                                                                                Director, LA France S.A. Paris, France
                                                                                Director, Pearson plc London, England
                                                                                Director, Publicis, S.A. Paris, France


                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
Michael David-Weill (cont'd)                                                    Director, S.A. de la Rue Imperiale de Lyo, Lyon,
                                                                                France; Premanent rep. Of LFC, Compagnie De Credit,
                                                                                Paris, France; Director, Maison Lazard, S.A.
                                                                                Paris, France; General Partner, Maison Lazard & Cie,
                                                                                Paris, France; Chairman, Maison Lazard
                                                                                Developpement, Paris, France; Gerant (Partner) of
                                                                                Parteger, Parteman, Paetemiel, Partena, Paris,
                                                                                France Director of IFI SpA and IFIL SpA, Torino,
                                                                                Italy Director, Finds Partenaires-Gestion
                                                                                Investments, Paris, France

John V. Doyle                               General Member                              -

Thomas F. Dunn                              General Member                              -

Norman Eig                                  General Member                      Vice Chairman, Lazard Freres & Co. LLC, New York,
                                                                                NY; Director, Chairman, The Lazard Funds, Inc. New
                                                                                York, NY Director, Chairman, Lazard Retirement
                                                                                Series, Inc., New York

Richard P. Emerson                          General Member                              -

Peter R. Ezersky                            General Member                      Director, Cakewalk LLC

Eli H. Fink                                 General Member                      Partner, Vice Chairman, Deloitte & Touche, New York,
                                                                                NY

Jonathan F. Foster                          General Member                              -

Robert P. Freeman                           General Member                      Vice President, Lazard Freres Real Estate Investors,
                                                                                LLC, New York; Director, The Fortress Group, Inc.
                                                                                McLean, VA; Director, ARV Assisted Living, Inc.;
                                                                                Costa Mesa, CA

Albert H. Garner                            General Member                              -

James S. Gold                               General Member                      Director, Smart & Final, Inc. Los Angeles, CA
                                                                                Director, The Hain Food Group Uniondale, New York

Jeffrey A. Golman                           General Member                              -

Steven J. Golub                             General Member                      Chief Financial Officer, Lazard Freres & Co. LLC
                                                                                Director, Mineral Technologies, Inc., New York, NY

                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
Herbert W. Gullquist                        General Member                      Vice Chairman, Lazard Freres & Co., LLC, New York,
                                                                                NY Director and President, The Lazard Funds, Inc.,
                                                                                New York, NY; Director and President, Lazard
                                                                                Retirement Series, New York, NY; Director, Lazard
                                                                                Far East Investors Limited, Jersey, Channel
                                                                                Islands; Director and President, Lazard
                                                                                Asset Management (Canada), Inc. New York, NY
                                                                                Director, Lazard Investment Funds Limited,
                                                                                Dublin, Ireland; Director, Chief Investment
                                                                                Officer & Treasurer, Lazard Pension
                                                                                Management, Inc., New York, NY Director,
                                                                                Lazard Asset Management Holdings Limited,
                                                                                London, England; Director, Lazard Assert
                                                                                Management Pacific Co., Sydney, Australia;
                                                                                Director, Lazard Asset Management Limited,
                                                                                London, England; Member of the Supervisory
                                                                                Board of Lazard Asset Management
                                                                                (Deutschland), GmbH, Germany; Managing
                                                                                Director, Lazard Asset Management
                                                                                (Deutschland) Germany; Director, Lazard
                                                                                Asset Management (CI) Holdings Ltd. Jersey,
                                                                                Channel Islands

Thomas R. Haack                             General Member                              -

Ira O. Handler                              General Member                              -

Yasushi Hatakeyma                           General Member                              -

Melvin L. Heineman                          General Member                      Director, Lazard Freres & Co. Ltd. London, England
                                                                                Director, Lazard Asset Management Pacific Co.,
                                                                                Sydney, Australia Director & Vice President,
                                                                                Lazard Pension Management, Inc. New York, NY

Scott D. Hoffman                            General Member                              -

Robert E. Hougie                            General Member                              -

Kenneth M. Jacobs                           General Member                      Director, National Imaging Associates, Inc.
                                                                                Director, ARV Assisted Living, Inc., Costa Mesa, CA

James L. Kempner                            General Member                              -

Ivan-Jacques Kerno                          General Member                              -

                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
Larry A. Kohn                               General Member                              -

Leo O. Kraus                                General Member                              -

Sandra A. Lamb                              General Member                              -

Michael S. Liss                             General Member                      Director, Celebrity Sightings, LLC

William R. Loomis, Jr.                      General Member                      Director, Minorco S.A., Luzembourg Director, Minorco
                                                                                (U.S.A.) Inc. New York, NY; Director & Chairman,
                                                                                Terra Industries, Inc., Sioux City, IA Director,
                                                                                Englehard Corp. Iselin, New Jersey Director,
                                                                                Ripplewood Holdings LLC., New York, NY

Jesse R. Lovejoy                            General Member                              -

Matthew J. Lustig                           General Member                              -

Thomas F. Lynch                             General Member                              -


Mark T. McMaster                            General Member                              -

Anthony E. Meyer                            General Member                      Managing Director, Lazard Freres Real Estate
                                                                                Investors, LLC, New York, NY; Director of
                                                                                Atlas Industrial Corp., Dermody Properties;
                                                                                Alex Haagen Properties, Prometheus Realty
                                                                                Investors LLC


Damon Mezzacappa                            General Member                      Vice Chairman, Lazard Freres & Co. LLC; Member of
                                                                                Investment Advisory Board, Corporate Advisors, L.P.
                                                                                New York, NY

Richard W. Moore, Jr.                       General Member                              -

Robert P. Morgenthau                        General Member                      Director & Vice President, Lazard Asset Management
                                                                                (Canada), Inc. New York, NY Director, Lazard
                                                                                Invetment Funds Limited, Dublin, Ireland;
                                                                                Director, Lazard Fund Manager (CI) Limited,
                                                                                Jersey, Channel Islands; Director, Lazard
                                                                                Global Bond Fund plc, Lazard Global Equity
                                                                                Fund plc, Lazard Global Liquidity Fund plc,
                                                                                Lazard Strategic Yield Fund plc, Global
                                                                                Funds Management plc, Dublin, Ireland;
                                                                                Director, Lazard Asset Management (CI)
                                                                                Holdings Ltd., Lazard Asset Management (CI)
                                                                                Ltd, Lazard Investment Funds (CI) Ltd,
                                                                                Lazard Funds Administration Services (CI)
                                                                                Ltd., Jersey, Channel Islands; Director,
                                                                                Lazard Fund Managers (CI) Ltd and Lazard
                                                                                Investment Funds Ltd, Guernsey; Director,
                                                                                Bitterroot Enterprises, Sunvalley, Idaho


                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
Steven J. Niemczyk                          General Member                              -

Hamish W. M. Norton                         General Member                              -

James A. Paduano                            General Member                      Director, Donovan Data Systems, Inc. New York, NY;
                                                                                Director, Secure Products Inc., Summit, NJ

Adam P. Parten                              General Member                              -

Louis Perlmutter                            General Member                              -

Russell E. Planitzer                        General Member                      Director, Intersolv, Inc., Rockville, MD-

Steven L. Rattner                           General Member                      Executive Vice President and Director, Lazard Asset
                                                                                Management Pacific Co., Sydney Australia
                                                                                Member of the Supervisory Board, Lazard Asset
                                                                                Management (Deutschland), Germany

John R. Reinsberg                           General Member                              -

Louis G. Rice                               General Member                              -

Luis E. Rinaldini                           General Member                              -

Bruno M. Roger                              General Member                      Supervisory Board Member, AXA, CAP Gemini Sogeti,
                                                                                Compagnie De Credit, Compagnie De Saint-Gobain,
                                                                                Paris, France Vice Chairman and CEO, Eurafrance,
                                                                                France; Chairman and CEO, Financiere et
                                                                                Industrielle Gaz, France; Board Member,
                                                                                Fonds Partenaires Gestion, France; General
                                                                                Partner, Lazard Freres & Cie, France,
                                                                                Director without power of vote, LUMH-Moet
                                                                                Hennessy Louis Vuitton, France; Director,
                                                                                Marine-Wendel, France; Supervisory Board
                                                                                Member, Pinault-Printemps-Redoute, France;
                                                                                Director, Sidel, Paris, France; Board Member
                                                                                Sofina, Bruzelles; Board Member Thomson CSF,
                                                                                France; Director, Societe Francoise Generale
                                                                                Immobiliere, France



Michael S. Rome                             General Member                              -

Stephen H. Sands                            General Member                      Director, Isogen LLC, Skila, Inc., National Imaging
                                                                                Associates, Inc.

Gary S. Shedlin                             General Member                              -

Arthur P. Soloman                           General Member                      Director, Alexander Haagen, FAC, Berkshire Realty
                                                                                Trust; Director, Cliveden, London, England

                                            Position with Lazard
Name                                        Freres & Co. LLC                    Other Business
----                                        ----------------                    --------------
David A. Tanner                             General Member                      Managing Director, E.M. Warburg, Pincus &
                                                                                Co. LLC, New York, NY; Director, Golden
                                                                                Books Family, New York, NY; Director,
                                                                                Renaissance Re Holdings Ltd., Hamilton,
                                                                                Bermuda; Director, Poserdon Resources Inc.,
                                                                                Stamford, CT; Director, Charter Financial
                                                                                Inc., New York, NY: Director, Classic
                                                                                Sports, Inc., New York, NY;



David L. Tashjian                           General Member                              -

Joseph M. Thomas                            General Member                              -

Michael P. Trigubaff                        General Member                      Managing Director, Lazard Asset Management Pacific
                                                                                Co., Sydney, Australia

Donald A. Wagner                            General Member                              -

Ali E. Wambold                              General Member                      Director, The Albert Fisher Group plc, England,
                                                                                Director, Lazard Freres & Co. Ltd., London, England;
                                                                                Director, Tomkins plc, London, England; Member of
                                                                                Investment Advisory Board, Corporate Advisors L.P.,
                                                                                New York, NY; Director, Lazard S.P.A., Milano,
                                                                                Italia; Director, Lazard & Co. GmbH, Germany

Michael A. Weinstock                        General Member                              -

Antonio F. Weiss                            General Member                              -

Alexander E. Zagoreos                       General Member                      Director, The Egypt Trust, Luxembourg, Director,
                                                                                Flemings Contintental Europeon, London, England;
                                                                                Director, Gartmore Emerging Pacific, London,
                                                                                England; Director, The Greek Process Fund,
                                                                                Athens, Greece; Director, Jupiter
                                                                                International Green Investment Trust plc,
                                                                                London, England; Director, Latin American
                                                                                Investment Trust plc, London, England;
                                                                                Director, New Zealand Investment Trust plc,
                                                                                Devon, England, Director, Taiwan
                                                                                Opportunities Fund Ltd, Edinburgh, England;
                                                                                Director, The World Trust Fund, Luxembourg;
                                                                                Director, Lazard Select Investment Trust
                                                                                Ltd., Jersey, Channel Islands; Director,
                                                                                Ermitage Selz Fund, Lexembourg; Director,
                                                                                Lazard Asset Management Egypt, Cairo, Egypt;
                                                                                Director, Taiwan American Fund Limited,
                                                                                Edinburgh, England



Executive Officers and Directors of Federated Investment Counseling, the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio of the Registrant, are set forth in the following table:

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
John F. Donahue                             Trustee                                              -
J. Christopher Donahue                      Trustee                                              -
John W. McGonigle                           Trustee                                              -
Mark D. Olsen                               Trustee                                              -
John B. Fisher                              President                                            -
William D. Dawson, III                      Executive Vice President                             -
Henry A. Frantzen                           Executive Vice President                             -
J. Thomas Madden                            Executive Vice President                             -
Joseph M. Balestrino                        Senior Vice President                                -
David A. Briggs                             Senior Vice President                                -
Drew J. Collins                             Senior Vice President                                -
Jonathan C. Conley                          Senior Vice President                                -
Deborah A. Cuningham                        Senior Vice President                                -
Mark E. Durbiano                            Senior Vice President                                -
Jeff A. Kozemchak                           Senior Vice President                                -
Sandra L. McInerney                         Senior Vice President                                -
Susan M. Nason                              Senior Vice President                                -
Mary Jo Ochson                              Senior Vice President                                -
Robert J. Ostrowski                         Senior Vice President                                -
J. Scott Albrecht                           Vice President                                       -
Todd A. Abraham                             Vice President                                       -
Arthur J. Barry                             Vice President                                       -
Randall S. Bauer                            Vice President                                       -
Michael W. Casey                            Vice President                                       -
Kenneth J. Cody                             Vice President                                       -
Robert E. Cauley                            Vice President                                       -
Alexandre de Bethmann                       Vice President                                       -
B. Anthony Delserone                        Vice President                                       -
Michael P. Donnelly                         Vice President                                       -
Linda A. Duessel                            Vice President                                       -
Donald T. Ellenberger                       Vice President                                       -
Kathleen M. Foody-Malus                     Vice President                                       -
Thomas M. Franks                            Vice President                                       -
Edward C. Gonzales                          Vice President                                       -
James E. Grefenstette                       Vice President                                       -
Marc Halperin                               Vice President                                       -
Patricia L. Heagy                           Vice Presidnet                                       -
Susan R. Hill                               Vice President                                       -
William R. Jamison                          Vice President                                       -
Constantine Kartsonas                       Vice President                                       -
Robert M. Kowit                             Vice President                                       -
Richard J. Lazarchic                        Vice President                                       -

                                            Position with Federated
Name                                        Investment Counseling                       Other Business
----                                        ---------------------                       --------------
Steven J. Lehman                            Vice President                                       -
Marian R. Marinack                          Vice President                                       -
Jeffrey A. Petro                            Vice President                                       -
Keith J. Sabol                              Vice President                                       -
Scott B. Schermerhorn                       Vice President                                       -
Frank Semack                                Vice President                                       -
Aash M. Shah                                Vice President                                       -
Michael W. Sirianni                         Vice President                                       -
Christopher J. Smith                        Vice President                                       -
Tracy P. Stouffer                           Vice President                                       -
Edward J. Tiedge                            Vice President                                       -
Paige M. Wilhelm                            Vice President                                       -
Jolanta M. Wysocka                          Vice President                                       -
George B. Wright                            Vice President                                       -
Nancy J. Belz                               Assistant Vice President                             -
Lee Cunningham                              Assistant Vice President                             -
James H. Davis II                           Assistant Vice President                             -
Jacqueline A. Drastal                       Assistant Vice President                             -
Paul Drotch                                 Assistant Vice President                             -
Salvatore A. Esposito                       Assistant Vice President                             -
Donna M. Fabiano                            Assistant Vice President                             -
Gary E. Falwell                             Assistant Vice President                             -
Eamonn G. Folan                             Assistant Vice President                             -
John T. Gentry                              Assistant Vice President                             -
John W. Harris                              Assistant Vice President                             -
Nathan H. Kehm                              Assistant Vice President                             -
John C. Kerber                              Assistant Vice President                             -
Grant K. McKay                              Assistant Vice President                             -
Natalie Metz                                Assistant Vice President                             -
Joseph M. Natoli                            Assistant Vice President                             -
James W. Schaub                             Assistant Vice President                             -
John Sheehy                                 Assistant Vice President                             -
Matthew K. Stapen                           Assistant Vice President                             -
Timothy G. Trebilcock                       Assistant Vice President                             -
Diane Tolby                                 Assistant Vice President                             -
Leo Vila                                    Assistant Vice President                             -
Steven J. Wagner                            Assistant Vice President                             -
Lori Wolff                                  Assistant Vice President                             -
G. Andrew Bonnewell                         Secretary                                            -
Michael D. McLean                           Assistant Secretary                                  -
Thomas R. Donahue                           Treasurer and Assistant Secretary                    -
Richard B. Fisher                           Assistant Treasurer                                  -

Executive Officers and Directors of Fidelity Management & Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with Fidelity
Name                                        Management & Research                       Other Business
----                                        ---------------------                       --------------
Edward C. Johnson 3d                        Director, Chairman of the Board                      -
Peter S. Lynch                              Director, Vice Chairman of the Board                 -
Robert C. Pozen                             Director and President                               -
Dwight D. Churchill                         Senior Vice President                                -
William Danoff                              Senior Vice President                                -
Richard B. Fentin                           Senior Vice President                                -
Bart Gronier                                Senior Vice President                                -
Boyce Greer                                 Senior Vice President                                -
Richard Haberman                            Senior Vice President                                -
Fred Henning, Jr.                           Senior Vice President                                -
Abigail P. Johnson                          Senior Vice President                                -
Steven Kaye                                 Senior Vice President                                -
Eric Roiter                                 Vice President, General Counsel
                                                 and Clerk                                       -
Richard A. Spillane                         Senior Vice President                                -
Robert E. Stansky                           Senior Vice President                                -
Beth F. Terrana                             Senior Vice President                                -
George A. Vanderheiden                      Senior Vice President                                -
Brian Clancy                                Treasurer
Stephen G. Manning                          Assistant Treasurer
Jay Freedman                                Assistant Clerk

DISCIPLINED MID CAP STOCK PORTFOLIO
DISCIPLINED SMALL CAP STOCK PORTFOLIO
STRATEGIC STOCK PORTFOLIO

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser to the Disciplined Mid Cap Stock Portfolio the Disciplined Small Cap Stock Portfolio and the Strategic Stock Portfolio of the Registrant, are set forth in the following table:


Name                                        Position with TIMCO                      Other Business
----                                        -------------------                      --------------

Thomas W. Jones                             Director and Chairman                    Vice Chairman
                                                                                     Travelers Group Inc.*
                                                                                     Chief Executive Officer
                                                                                     Asset Management Div.
                                                                                     Smith Barney Inc.

Sandip A. Bhagat                            Director, President and **               Not Applicable
                                               Chief Executive Officer

Virgil H. Cumming                           Director                                 Managing Director
                                                                                     Smith Barney Inc.*
                                                                                     Chief Investment Officer
                                                                                     Asset Management Div.
                                                                                     Smith Barney Inc.

Heath B. McLendon                           Director                                 Managing Director
                                                                                     Smith Barney Inc.*

Jacob E. Hurwitz                            Senior Vice President**                  Not Applicable

Emil J. Molinaro, Jr.                       Vice President                           Vice President
                                                                                     Travelers Group Inc.**

Daniel B. Willey                            Vice President**                         Not Applicable

Gloria G. Williams                          Vice President**                         Not Applicable

John W. Lau                                 Assistant Vice President**               Not Applicable

Feng Zhang                                  Assistant Vice President**               Not Applicable

Michael F. Rosenbaum                        Corporate Secretary                      General Counsel to
                                                                                     Asset Management Div.
                                                                                     Smith Barney Inc.*

Michael Day                                 Treasurer                                Managing Director
                                                                                     Smith Barney Inc.*


   *  Address:  388 Greenwich Street, New York, New York 10013
  **  Address:  One Tower Square, Hartford, Connecticut 01683

Officers and Directors of NWQ Investment Management Company, the Sub-Adviser to the NWQ Large Cap Portfolio of the Registrant, are set forth in the following table:

                                            Position with NWQ
Name                                        Investment Management Co.                   Other Business
----                                        -------------------------                   --------------
David A. Polak, CFA                         President and Director                               -
Edward C. Friedel, CFA                      Managing Director and Director                       -
James H. Galbreath, CFA                     Managing Director and Director                       -
Mary-Gene Slaven                            Managing Director
Michael C. Mendez, CIMA                     Managing Director
Jon D. Bosse, CFA                           Managing Director
Phyllis G. Thomas, CFA                      Managing Director
Thomas J. Laird, CFA                        Managing Director
Justin T. Clifford                          Managing Directors

Officers and Directors of Jurika & Voyles L.P., the Sub-Adviser to the Jurika & Voyles Core Equity Portfolio of the Registrant, are set forth in the following table:

                                      Position with
Name                                  Jurika & Voyles L.P.                                Other Business
----                                  --------------------                                --------------
William K. Jurika                     Director and President                                     --
Glenn C. Voyles                       Chairman and Executive Vice President                      --
Karl O. Mills                         Director and Executive Vice President                      --
Christopher L. Bittman                Director and Senior Vice President                         --
Peter S. Voss                         Director                                                   --
G. Neal Ryland                        Director                                                   --
James R. Christensen                  Senior Vice President                                      --
Guy R. Elliffe                        Vice President                                             --
Peter A. Goetz                        Vice President                                             --

Item 27.  Principal Underwriter

               Not Applicable.


Item 28.  Location of Accounts and Records

        (1)    SSBC Fund Management Inc.
               388 Greenwich Street
               New York,  NY  10013

        (2) Fidelity Investments Institutional Operations Company 82 Devonshire Street
               Boston,  MA  02109

        (3)    Fidelity Service Company
               82 Devonshire Street
               Boston,  MA  02109

        (4)    Chase Manhattan Bank, N.A.
               Chase MetroTech Center
               Brooklyn,  NY

        (5)    PNC Bank, N.A.
               200 Stevens Drive
               Lester, PA 19113

        (6)    Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

        (7)    Brown Brothers Harriman & Company
               40 Water Street
               Boston,  MA  02109

        (8)    First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109


Item 29.  Management Services

Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, certifies that it meets all the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and state of Connecticut, on the 28th day of April, 1999.

                           THE TRAVELERS SERIES TRUST
                                  (Registrant)



                                                By: *HEATH B. McLENDON
                                                   Heath B. McLendon
                                                   Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 1999.


*HEATH B. McLENDON                                         Chairman of the Board
 (Heath B. McLendon)

*KNIGHT EDWARDS                                            Trustee
 (Knight Edwards)

*ROBERT E. McGILL, III                                     Trustee
 (Robert E. McGill, III)

*LEWIS MANDELL                                             Trustee
 (Lewis Mandell)

*FRANCES M. HAWK                                           Trustee
 (Frances M. Hawk)

*LEWIS E. DAIDONE                                          Treasurer
 (Lewis E. Daidone)



*By:   /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

                                  EXHIBIT INDEX


Exhibit
 No.          Description                                              Method of Filing
 ---          -----------                                              ----------------

j)(1)         Consent of KPMG LLP, Independent Certified Public        Electronically
              Accountants.
(j)(2)        Consent of PricewaterhouseCoopers LLP,                   Electronically
              Independent Accountants

(n)           Financial Data Schedule.                                 Electronically